UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04416

Allegiant Funds

(Exact name of registrant as specified in charter)

760 Moore Road

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-622-3863

Date of fiscal year end: May 31

Date of reporting period: August 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — 95.2%
Australia — 3.8%
BHP Billiton, ADR (Materials)#	114,792	$7,249
Cochlear (Healthcare)	25,760	1,412
CSL (Healthcare)	25,150	2,021
Woolworths (Consumer Staples)	78,760	1,929
WorleyParsons (Energy)	49,401	1,561

		14,172

Austria — 1.3%
Andritz AG (Industrials)	73,600	4,763

Belgium — 2.1%
KBC Groep NV (Financials)	35,850	4,494
Solvay SA (Materials)	21,599	3,204

		7,698

Brazil — 0.4%
Companhia Vale do Rio Doce, ADR (Materials)#	30,000	1,480

Canada — 1.5%
CAE (Industrials)	149,900	1,938
Methanex (Materials)	124,300	2,785
Suncor Energy (Energy)	9,570	855

		5,578

Finland — 5.0%
Cargotec, Cl B (Industrials)	67,900	3,299
KCI Konecranes Oyj (Industrials)	128,200	4,867
Kone Oyj, Cl B (Industrials)	61,600	4,021
UPM-Kymmene Oyj (Materials)#	149,700	3,391
YIT Oyj (Industrials)	104,399	3,149

		18,727

France — 5.4%
Christian Dior (Consumer Discretionary)	26,700	3,258
Compagnie de Saint-Gobain (Industrials)	38,700	4,210
Imerys SA (Materials)	37,072	3,394
L’Oreal SA (Consumer Staples)	16,970	1,988
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	12,740	1,423
Schneider Electric SA (Industrials)	16,480	2,189
Technip SA (Energy)	45,700	3,647

		20,109

Germany — 2.7%
Continental AG (Consumer Discretionary)	29,007	3,770
Fielmann AG (Consumer Discretionary)	25,774	1,694
Rational AG (Consumer Discretionary)#	9,250	1,727
SAP AG, ADR (Information Technology)#	27,680	1,497
Wirecard AG (Industrials)*	106,780	1,476

		10,164

Greece — 0.9%
IRF European Finance Investments (Financials) (A)	284,500	1,331
National Bank of Greece SA (Financials)	34,800	2,070

		3,401

Hong Kong — 7.5%
China Mobile, ADR (Telecommunication Services)	32,685	2,216
Espirit Holdings (Consumer Discretionary)	168,500	2,453
Focus Media Holding, ADR (Consumer Discretionary)*#	56,850	2,289
FU JI Food and Catering Services Holdings (Consumer Discretionary)#	613,280	1,809
Guangzhou R&F Properties, Cl H (Financials)	521,980	2,109
Hengan International Group (Consumer Staples)#	483,960	1,489
Kerry Properties (Financials)#	274,320	2,030
Li & Fung (Consumer Discretionary)	694,600	2,574
Li Ning (Consumer Discretionary)#	1,096,560	3,115
Neo-Neon Holdings (Industrials)*	991,000	1,937
Wing Hang Bank (Financials)	119,040	1,551
Zijin Mining Group, Cl H (Materials)	5,008,450	4,419

		27,991

India — 0.7%
Infosys Technologies, ADR (Information Technology)	37,600	2,615

Ireland — 5.1%
Bank of Ireland (Financials)	156,036	2,891
CRH PLC (Materials)	79,062	3,396
DEPFA Bank PLC (Financials)	198,200	3,758
Greencore Group PLC (Consumer Staples)	616,110	3,861
Kingspan Group PLC (Industrials)	79,960	2,069
Smurfit Kappa Group PLC (Materials)*	139,500	3,054

		19,029

Israel — 1.0%
Nice Systems, ADR (Information Technology)*	45,360	1,605
Teva Pharmaceutical Industries, ADR (Healthcare)	46,600	2,004

		3,609

Italy — 0.9%
Azimut Holding (Financials)	135,200	2,059
Geox (Consumer Discretionary)	74,199	1,352

		3,411

Japan — 15.8%
Asahi Breweries (Consumer Staples)	247,600	3,672
Central Japan Railway (Industrials)	375	4,210
Dena (Consumer Discretionary)	340	1,462
Ibiden (Information Technology)	28,150	2,395
Iino Kaiun Kaisha (Industrials)	280,000	3,557
Kansai Electric Power (Utilities)	123,000	2,873
KDDI (Telecommunication Services)	507	3,919
Kuraray (Materials)	112,720	1,482
Maruichi Steel Tube (Materials)#	113,000	2,996
Meiji Dairies (Consumer Staples)	609,000	3,387
Mitsubishi UFJ Financial Group, ADR (Financials)	142,776	1,371
Nintendo (Information Technology)	7,095	3,290
Nippon Yusen Kabushiki (Industrials)	453,000	4,480
Nitori (Consumer Discretionary)	29,630	1,543
ORIX (Financials)	5,520	1,183
Shin-Etsu Chemical (Materials)	30,450	2,204
Shiseido (Consumer Staples)	41,140	858
Showa Denko KK (Materials)#	944,000	3,440
Sumitomo Realty & Development (Financials)	74,460	2,437
Takeda Pharmaceutical (Healthcare)	23,625	1,616
Tokyo Electric Power (Utilities)	108,400	2,846
Toyo Tanso (Industrials)#	17,385	1,665

Allegiant International Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares		Value (000)
FOREIGN COMMON STOCKS — continued
Japan — continued
Yamada Denki (Consumer Discretionary)	20,880		$2,095

			58,981

Luxembourg — 0.5%
Millicom International Cellular SA (Telecommunication Services)*	21,600		1,822

Malaysia — 0.2%
KNM Group BHD (Energy)	613,000		788

Mexico — 1.6%
America Movil SA de CV, ADR (Telecommunication Services)	51,900		3,138
Cemex SA de CV, ADR (Materials)	90,184		2,912

			6,050

Netherlands — 2.0%
ABN AMRO Holdings NV (Financials)	106,810		4,966
Crucell NV (Healthcare)*#	49,960		999
Fugro NV (Energy)	22,540		1,566

			7,531

Norway — 4.6%
Austevoll Seafood ASA (Consumer Staples)*	190,210		1,745
Camillo Eitzen (Industrials)	333,250		4,116
DNB ASA (Financials)	287,200		3,936
Eitzen Maritime Services ASA (Industrials)*	59,141		35
Orkla ASA (Industrials)	108,300		1,754
Tandberg ASA (Information Technology)	104,750		2,282
Yara International ASA (Materials)	120,690		3,209

			17,077

Portugal — 1.0%
Portugal Telecom SGPS SA (Telecommunication Services)	272,200		3,730

Singapore — 3.1%
Ezra Holdings (Energy)#	293,900		1,137
Keppel (Industrials)	256,920		2,157
Raffles Education (Consumer Discretionary)#	2,091,730		2,827
Singapore Exchange (Financials)	416,120		2,662
Wilmar International (Consumer Staples)	1,293,180		2,664

			11,447

South Africa — 4.1%
Impala Platinum Holdings (Materials)	102,400		3,042
Metorex (Materials)*	1,170,651		3,729
MTN Group (Telecommunication Services)	100,000		1,524
Sappi (Materials)	195,000		3,066
Sasol (Energy)	92,150		3,731

			15,092

South Korea — 1.8%
Samsung Electronics (Information Technology)	5,800		3,653
SK Telecom (Telecommunication Services)	13,600		2,993

			6,646

Spain — 2.3%
Banco Bilbao Vizcaya Argentaria SA (Financials)	137,300		3,159
Banco Santander Central Hispano SA (Financials)	78,400		1,431
Inditex SA (Consumer Discretionary)	32,868		1,927
Red Electrica de Espana (Utilities)	43,700		1,966

			8,483

Sweden — 3.0%
Autoliv (Consumer Discretionary)	60,500		3,471
Investor AB, Cl B (Financials)	139,745		3,434
Modern Times Group AB, Cl B (Consumer Discretionary)	28,140		1,610
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	66,470		2,473

			10,988

Switzerland — 5.6%
ABB, ADR (Industrials)	118,875		2,931
Actelion (Healthcare)*	32,800		1,818
Nestle SA (Consumer Staples)	8,970		3,899
Nobel Biocare Holding AG (Healthcare)	5,815		1,584
Novartis AG, ADR (Healthcare)	36,328		1,913
Roche Holdings AG (Healthcare)	34,310		5,960
SGS SA (Industrials)	760		908
Temenos Group AG (Information Technology)*#	82,600		1,954

			20,967

Taiwan — 0.0%
AU Optronics, ADR (Information Technology)	—(D	)	—(D	)

United Kingdom — 11.3%
Autonomy PLC (Information Technology)*	117,700		2,199
Barratt Developments PLC (Consumer Discretionary)	147,400		2,759
Bellway PLC (Consumer Discretionary)	145,621		3,729
BG Group PLC (Energy)	166,020		2,658
BT Group PLC, ADR (Telecommunication Services)	41,820		2,666
Capita Group PLC (Industrials)	127,825		1,934
Diageo PLC, ADR (Consumer Staples)	20,180		1,724
Imperial Tobacco Group PLC (Consumer Staples)	33,020		1,492
Lloyds TSB Group PLC (Financials)	317,661		3,491
Man Group PLC (Financials)	228,065		2,269
Michael Page International PLC (Industrials)	212,680		2,057
Pennon Group PLC (Utilities)	93,160		1,130
Persimmon PLC (Consumer Discretionary)	155,625		3,630
Reckitt Benckiser PLC (Consumer Staples)	52,900		2,879
Rio Tinto PLC, ADR (Materials)	3,515		966
Scottish & Southern Energy PLC (Utilities)	59,760		1,709
Taylor Wimpey PLC (Consumer Discretionary)	408,838		2,862
Tesco PLC (Consumer Staples)	231,880		1,987

			42,141

Total Foreign Common Stocks (Cost $258,243)			354,490

FOREIGN EQUITY CERTIFICATES — 1.1%
India — 1.1%
Bharti Airtel Equity Certificate, Expires 06/30/09 (B)	119,420		2,551
Educomp Solutions	31,130		1,485

Total Foreign Equity Certificates (Cost $2,557)			4,036

	Number of Shares	Value (000)
AFFILIATED MONEY MARKET FUND — 3.8%
Allegiant Advantage Institutional Money Market Fund, Class I† (Cost $14,289)	14,288,626	$14,289

Total Investments Before Collateral for Loaned Securities – 100.1% (Cost $275,089)		372,815

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.6%
Non-Registered Investment Company — 7.6%
BlackRock Institutional Money Market Trust (C) (Cost $28,267)	$28,267	28,267

TOTAL INVESTMENTS — 107.7% (Cost $303,356)**		401,082

Other Assets & Liabilities – (7.7)%		(28,538)

TOTAL NET ASSETS — 100.0%		$372,544

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $304,390.

Gross unrealized appreciation (000)	$99,495
Gross unrealized depreciation (000)	(2,803)

Net unrealized appreciation (000)	$96,692

†	See Note 3 in Notes to Schedules of Investments.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $27,520.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $1,331 and represents 0.4% of net assets as of August 31, 2007.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,551 and represents 0.7% of net assets as of August 31, 2007.
(C)	Represents security purchased with cash collateral for securities on loan.
(D)	Number of Shares is less than 0.5 and Value is less than $500.

ADR — American Depository Receipt

Cl — Class

PLC — Public Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	12	$1,762	09/14/07	$(176)

Cash in the amount of $61,106 is held by the broker as collateral to cover initial margin requirements for the above open futures     contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

At August 31, 2007, sector diversification of the Fund was as follows:

Sector Diversification	% of Net Assets	Value (000)
Foreign Common Stocks
Consumer Discretionary	14.3%	$53,380
Consumer Staples	9.0	33,573
Energy	4.3	15,943
Financials	14.1	52,631
Healthcare	5.2	19,327
Industrials	17.2	63,725
Information Technology	6.4	23,962
Materials	16.0	59,418
Telecommunication Services	5.9	22,008
Utilities	2.8	10,523

Total Foreign Common Stocks	95.2	354,490
Foreign Equity Certificate	1.1	4,036

Total Foreign Common Stocks and Equity Certificate	96.3	358,526
Affiliated Money Market Fund	3.8	14,289

Total Investments Before Collateral for Loaned Securities	100.1	372,815
Short Term Investments Held as Collateral for Loaned Securities	7.6	28,267

Total Investments	107.7	401,082
Other Assets and Liabilities	(7.7)	(28,538)

Net Assets	100.0%	$372,544

See Notes to Schedules of Investments.

Allegiant Large Cap Core Equity Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.4%
Consumer Discretionary — 9.8%
Dick’s Sporting Goods*#	60,800	$3,946
Fortune Brands#	31,000	2,576
MGM Mirage*	54,190	4,550
Nordstrom	91,000	4,377
Starbucks*	102,920	2,835
Starwood Hotels & Resorts Worldwide	70,100	4,285

		22,569

Consumer Staples — 9.5%
Bunge	40,500	3,703
Colgate-Palmolive	89,500	5,935
Dean Foods	136,139	3,657
PepsiCo	92,210	6,273
Whole Foods Market#	50,919	2,254

		21,822

Energy — 11.2%
ConocoPhillips	40,800	3,341
EOG Resources#	57,300	3,860
Schlumberger	47,000	4,535
TransOcean*	61,200	6,432
Weatherford International*	131,260	7,663

		25,831

Financials — 19.8%
Allstate	40,840	2,236
American Express	68,990	4,044
American International Group	110,910	7,320
Bank of America	98,260	4,980
Citigroup	132,200	6,197
Goldman Sachs	25,630	4,511
JPMorgan Chase	100,980	4,496
Loews	81,000	3,808
Merrill Lynch	56,720	4,180
Wells Fargo	109,000	3,983

		45,755

Healthcare — 11.5%
Abbott Laboratories	76,500	3,971
Cardinal Health	58,000	3,966
Genzyme*	70,000	4,369
Johnson & Johnson	64,500	3,985
Novartis AG, ADR	119,200	6,276
Schering-Plough	133,000	3,993

		26,560

Industrials — 11.3%
3M	51,950	4,727
General Electric	201,430	7,830
Illinois Tool Works	73,220	4,259
Stericycle*#	43,000	2,146
United Technologies	95,120	7,099

		26,061

Information Technology — 16.1%
Apple*	35,500	4,916
Cisco Systems*	199,640	6,372
Google, Cl A*	10,900	5,616
Intel	175,000	4,506
Microchip Technology#	135,200	5,208
Microsoft	256,620	7,373
NVIDIA*	62,000	3,172

		37,163

Materials — 3.0%
Allegheny Technologies	32,000	3,181
Ecolab	89,560	3,731

		6,912

Telecommunication Services — 3.8%
American Tower, Cl A*	96,000	3,804
NII Holdings*	61,940	4,904

		8,708

Utilities — 3.4%
AES*	311,550	5,642
Equitable Resources	43,920	2,161

		7,803

Total Common Stocks
(Cost $179,649)		229,184

AFFILIATED MONEY MARKET FUND — 0.1%
Allegiant Money Market Fund, Class I†	292,360	292

(Cost $292)
Total Investments Before Collateral for Loaned Securities — 99.5%
(Cost $179,941)		229,476

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 3.8%
Commercial Paper†† — 0.1%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$90	89

Master Notes — 1.0%
Bank of America
5.435%, 09/04/07	784	784
Bear Stearns
5.575%, 09/05/07	672	672
JPMorgan Securities
5.455%, 09/17/07	851	851

		2,307

Medium Term Notes — 0.8%
Liquid Funding LLC
5.356%, 11/30/07 (A)	246	246
5.339%, 06/11/08 (A)	224	224
Merrill Lynch
5.440%, 07/07/08 (A)	627	628
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	90	90
5.200%, 08/14/08 (A)	90	90
National City Bank of Indiana
5.449%, 04/18/08† (A)	627	627

		1,905

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Municipal Security — 0.0%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	$45	$45

Repurchase Agreements — 1.9%
Bank of America
5.430%, 09/04/07	125	125
Bear Stearns
5.450%, 09/04/07	1,344	1,344
5.475%, 09/04/07	134	134
Lehman Brothers
5.455%, 09/04/07	2,736	2,736

		4,339

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $8,685)		8,685

TOTAL INVESTMENTS — 103.3%
(Cost $188,626)**		238,161
Other Assets & Liabilities — (3.3)%		(7,581)

TOTAL NET ASSETS — 100.0%		$230,580

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $190,399.

Gross unrealized appreciation (000)	$50,094
Gross unrealized depreciation (000)	(2,332)

Net unrealized appreciation (000)	$47,762

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $8,404.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	National Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	3	$1,101	09/20/07	$7

Cash in the amount of $47,250 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.5%
Autos and Transportation — 3.2%
FedEx#	97,324	$10,675
Norfolk Southern	137,479	7,040

		17,715

Consumer Discretionary — 17.5%
Coach*	207,056	9,220
Dick’s Sporting Goods*#	127,000	8,243
Google, Cl A*	31,442	16,201
International Game Technology	319,000	12,176
Las Vegas Sands*	94,000	9,372
MGM Mirage*#	162,878	13,677
Nike, Cl B	145,812	8,215
Starbucks*	288,213	7,940
Starwood Hotels & Resorts Worldwide	187,963	11,488

		96,532

Consumer Staples — 7.6%
Bunge	111,310	10,178
Colgate-Palmolive	230,649	15,297
Dean Foods	295,055	7,925
PepsiCo	128,000	8,708

		42,108

Energy — 8.4%
Diamond Offshore Drilling	118,000	12,409
Schlumberger	103,000	9,939
TransOcean*	114,833	12,068
Weatherford International*	198,110	11,566

		45,982

Financial Services — 8.8%
American Express	124,000	7,269
American International Group	230,564	15,217
Citigroup	179,555	8,417
Goldman Sachs	45,138	7,945
Prudential Financial	109,132	9,798

		48,646

Healthcare — 16.0%
Abbott Laboratories	216,416	11,234
Cardinal Health	154,890	10,592
Dentsply International	264,000	10,396
Genzyme*	163,505	10,204
Johnson & Johnson	171,000	10,566
Medtronic#	146,689	7,751
Novartis AG, ADR	294,066	15,483
Schering-Plough	396,000	11,888

		88,114

Materials and Processing — 4.2%
Allegheny Technologies	126,000	12,523
Praxair#	141,897	10,736

		23,259

Other — 2.4%
General Electric	343,750	13,361

Producer Durables — 6.9%
American Tower, Cl A*	208,587	8,264
Danaher	175,673	13,643
United Technologies	220,488	16,455

		38,362

Technology — 22.0%
Adobe Systems*	356,000	15,219
Akamai Technologies*#	409,000	13,178
Amdocs*	415,443	14,665
Apple*	77,229	10,695
Cisco Systems*	488,696	15,599
Intel	370,000	9,527
Microchip Technology#	243,858	9,393
Microsoft	528,223	15,176
NVIDIA*	144,000	7,367
Texas Instruments	316,000	10,820

		121,639

Utilities — 2.5%
AES*	401,409	7,270
NII Holdings*	84,051	6,655

		13,925

Total Common Stocks
(Cost $449,642)		549,643

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Money Market Fund, Class I†	4,472,310	4,472

(Cost $4,472)
Total Investments Before Collateral for Loaned Securities — 100.4%
(Cost $454,114)		554,115

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 5.9%
Commercial Paper†† — 0.0%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$339	339

Master Notes — 1.6%
Bank of America
5.435%, 09/04/07	2,966	2,966
Bear Stearns
5.575%, 09/05/07	2,542	2,542
JPMorgan Securities
5.455%, 09/17/07	3,220	3,220

		8,728

Medium Term Notes — 1.3%
Liquid Funding LLC
5.356%, 11/30/07 (A)	932	932
5.339%, 06/11/08 (A)	847	847
Merrill Lynch
5.440%, 07/07/08 (A)	2,373	2,376
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	339	339
5.200%, 08/14/08 (A)	339	339
National City Bank of Indiana
5.449%, 04/18/08† (A)	2,373	2,374

		7,207

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Municipal Security — 0.0%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	$169	$170

Repurchase Agreements — 3.0%
Bank of America
5.430%, 09/04/07	471	471
Bear Stearns
5.450%, 09/04/07	5,084	5,084
5.475%, 09/04/07	508	508
Lehman Brothers
5.455%, 09/04/07	10,348	10,349

		16,412

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $32,856)		32,856

TOTAL INVESTMENTS — 106.3%
(Cost $486,970)**		586,971

Other Assets & Liabilities — (6.3)%		(34,628)

TOTAL NET ASSETS — 100.0%		$552,344

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $489,885.

Gross unrealized appreciation (000)	$107,226
Gross unrealized depreciation (000)	(10,140)

Net unrealized appreciation (000)	$97,086

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $31,888.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
S&P 500®
Composite Index	5	$1,936	09/20/07	$(90)

Cash in the amount of $78,750 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Large Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.1%
Consumer Discretionary — 4.3%
Comcast, Cl A*#	100,615	$2,625
Ford Motor#	955,217	7,460
Home Depot#	394,460	15,112
Time Warner	396,198	7,520

		32,717

Consumer Staples — 10.1%
Coca-Cola	358,618	19,287
ConAgra Foods	356,146	9,157
Kraft Foods	706,122	22,638
Procter & Gamble	216,999	14,172
Wal-Mart Stores	280,201	12,225

		77,479

Energy — 12.5%
Apache	127,590	9,873
Canadian Natural Resources#	121,147	8,275
Chevron	340,474	29,880
ConocoPhillips	214,841	17,593
ExxonMobil	357,806	30,675

		96,296

Financials — 28.7%
American International Group	440,571	29,078
AON	264,848	11,473
Bank of America	204,567	10,367
Chubb	116,099	5,936
Citigroup	644,192	30,200
Discover Financial Services*	503,215	11,644
Everest Re Group	34,825	3,548
Fannie Mae	315,307	20,687
Genworth Financial, Cl A	231,125	6,698
Goldman Sachs	28,808	5,070
JPMorgan Chase	535,081	23,822
Marsh & McLennan	260,544	6,943
MBIA	125,077	7,505
MGIC Investment#	137,879	4,158
Morgan Stanley	189,654	11,829
Prudential Financial	38,414	3,449
Travelers	141,759	7,165
Wachovia	175,321	8,587
Wells Fargo	343,090	12,537

		220,696

Healthcare — 9.9%
Bristol-Myers Squibb	384,982	11,222
Covidien*	84,664	3,372
Johnson & Johnson	160,012	9,887
Merck	300,948	15,099
Pfizer	995,016	24,716
Schering-Plough	406,953	12,217

		76,513

Industrials — 6.5%
General Electric	805,336	31,303
Tyco International	84,664	3,739
United Parcel Service, Cl B	121,459	9,214
United Technologies	81,830	6,107

		50,363

Information Technology — 11.2%
Alcatel-Lucent, ADR	1,030,873	11,288
Citrix Systems*	195,686	7,113
Dell*	393,220	11,109
Intel	313,368	8,069
Lexmark International, Cl A*	197,501	7,359
McAfee*	347,760	12,432
Micron Technology*#	610,780	6,994
Motorola	206,190	3,495
Nortel Networks*#	250,210	4,371
Sun Microsystems*	2,023,352	10,845
Tyco Electronics*	84,664	2,952

		86,027

Materials — 7.5%
E.I. duPont de Nemours	212,552	10,362
Owens-Illinois*	474,469	19,083
Praxair	129,756	9,817
Smurfit-Stone Container*	983,038	10,381
Weyerhaeuser	117,580	8,016

		57,659

Telecommunication Services — 7.0%
AT&T	810,229	32,305
Sprint Nextel	540,539	10,227
Verizon Communications	92,552	3,876
Vodafone Group PLC, ADR	235,437	7,628

		54,036

Utilities — 1.4%
Exelon	147,401	10,417

Total Common Stocks
(Cost $639,313)		762,203

AFFILIATED MONEY MARKET FUND — 0.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,556,421	6,556

(Cost $6,556)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $645,869)		768,759

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 3.3%
Commercial Paper†† — 0.0%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$260	260
Master Notes — 0.9%
Bank of America
5.435%, 09/04/07	2,277	2,277
Bear Stearns
5.575%, 09/05/07	1,952	1,952
JPMorgan Securities
5.455%, 09/17/07	2,473	2,473

		6,702

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 0.7%
Liquid Funding LLC
5.356%, 11/30/07 (A)	$716	$716
5.339%, 06/11/08 (A)	651	650
Merrill Lynch
5.440%, 07/07/08 (A)	1,822	1,825
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	260	260
5.200%, 08/14/08 (A)	260	260
National City Bank of Indiana
5.449%, 04/18/08† (A)	1,822	1,823

		5,534

Municipal Security — 0.0%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	130	130

Repurchase Agreements — 1.7%
Bank of America
5.430%, 09/04/07	362	362
Bear Stearns
5.450%, 09/04/07	3,904	3,904
5.475%, 09/04/07	390	391
Lehman Brothers
5.455%, 09/04/07	7,946	7,946

		12,603

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $25,229)		25,229

TOTAL INVESTMENTS — 103.3%
(Cost $671,098)**		793,988

Other Assets & Liabilities — (3.3)%		(25,214)

TOTAL NET ASSETS — 100.0%		$768,774

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $673,529.

Gross unrealized appreciation (000)	$132,223
Gross unrealized depreciation (000)	(11,764)

Net unrealized appreciation (000)	$120,459

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $24,285.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Mid Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 9.2%
Autoliv	110,020	$6,312
Carter’s*#	422,800	8,346
Gap	587,820	11,027
Idearc	113,200	3,864
Liz Claiborne#	220,735	7,542

		37,091

Consumer Staples — 4.7%
Hormel Foods	110,640	3,942
J.M. Smucker	47,000	2,586
Smithfield Foods*#	242,810	7,947
Tyson Foods, Cl A	194,960	4,201

		18,676

Energy — 8.4%
Arch Coal#	297,900	8,785
BJ Services	370,940	9,203
Peabody Energy	159,940	6,799
Sunoco#	122,350	8,949

		33,736

Financials — 31.6%
Cincinnati Financial	353,297	14,888
CIT Group	59,310	2,228
Discover Financial Services*	272,620	6,308
Everest Re Group	84,200	8,578
Genworth Financial, Cl A	308,110	8,929
Invesco PLC, ADR#	593,870	14,663
Marshall & Ilsley	178,460	7,801
Max Re Capital	147,730	4,057
Nelnet, Cl A#	361,338	6,381
Old Republic International	853,950	15,533
PartnerRe	70,460	5,123
PMI Group	223,106	7,068
Progressive	327,500	6,661
Reinsurance Group of America	137,149	7,449
UnionBanCal	107,970	6,347
White Mountains Insurance Group	10,470	5,465

		127,479

Healthcare — 5.1%
CIGNA	58,200	3,008
Endo Pharmaceuticals Holdings*	230,495	7,348
LifePoint Hospitals*	131,280	3,689
Omnicare#	200,500	6,542

		20,587

Industrials — 7.2%
General Cable*	74,730	4,348
Southwest Airlines	792,360	11,972
Spirit Aerosystems Holdings, Cl A*	179,565	6,419
Union Pacific#	20,870	2,328
Werner Enterprises#	221,270	4,118

		29,185

Information Technology — 13.4%
Broadridge Financial Solutions	647,400	11,763
Check Point Software Technologies*	225,000	5,279
Network Appliance*	127,200	3,544
Perot Systems, Cl A*#	468,090	7,316
QLogic*	567,670	7,550
Seagate Technology	604,250	15,602
Tellabs*	278,102	2,934

		53,988

Materials — 6.2%
Abitibi-Consolidated*#	620,960	1,217
International Flavors & Fragrances	47,520	2,387
Louisiana-Pacific#	398,450	7,463
MeadWestvaco	159,780	5,048
Rohm & Haas	156,632	8,856

		24,971

Telecommunication Services — 0.8%
Embarq	53,300	3,327

Utilities — 10.6%
Constellation Energy Group	26,348	2,185
Edison International	149,800	7,896
Mirant*	104,500	4,073
NRG Energy*	100,280	3,820
PG&E	160,590	7,146
Sempra Energy	166,250	9,149
Xcel Energy	399,920	8,242

		42,511

Total Common Stocks
(Cost $379,965)		391,551

AFFILIATED MONEY MARKET FUND — 2.5%
Allegiant Advantage Institutional Money Market Fund, Class I†	10,190,759	10,191

(Cost $10,191)
Total Investments Before Collateralfor Loaned Securities — 99.7%
(Cost $390,156)		401,742

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.2%
Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$630	630

Master Notes — 4.0%
Bank of America
5.435%, 09/04/07	5,514	5,514
Bear Stearns
5.575%, 09/05/07	4,726	4,726
JPMorgan Securities
5.455%, 09/17/07	5,986	5,986

		16,226

Medium Term Notes — 3.3%
Liquid Funding LLC
5.356%, 11/30/07 (A)	1,733	1,733
5.339%, 06/11/08 (A)	1,575	1,575
Merrill Lynch
5.440%, 07/07/08 (A)	4,411	4,417

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — continued
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	$630	$630
5.200%, 08/14/08 (A)	630	630
National City Bank of Indiana
5.449%, 04/18/08† (A)	4,411	4,414

		13,399

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	315	315

Repurchase Agreements — 7.6%
Bank of America
5.430%, 09/04/07	876	876
Bear Stearns
5.450%, 09/04/07	9,452	9,452
5.475%, 09/04/07	945	945
Lehman Brothers
5.455%, 09/04/07	19,238	19,238

		30,511

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $61,081)		61,081

TOTAL INVESTMENTS — 114.9%
(Cost $451,237)**		462,823

Other Assets & Liabilities — (14.9)%		(59,906)

TOTAL NET ASSETS — 100.0%		$402,917

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $451,348.

Gross unrealized appreciation (000)	$32,713
Gross unrealized depreciation (000)	(21,238)

Net unrealized appreciation (000)	$11,475

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $59,280.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Multi-Factor Mid Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 20.4%
Aeropostale*	21,450	$444
Apollo Group, Cl A*	2,300	135
Coach*	15,000	668
Dollar Tree Stores*	15,700	682
EchoStar Communications, Cl A*	10,700	453
GameStop*	7,600	381
Garmin#	1,300	132
International Game Technology	6,500	248
ITT Educational Services*	8,100	889
Liberty Global, Cl A*	6,200	254
Magna International, Cl A	8,700	778
NutriSystem*#	13,000	705
Polo Ralph Lauren	3,500	265
Starwood Hotels & Resorts Worldwide	2,200	135
TJX	24,800	756
Yum! Brands	4,600	151

		7,076

Consumer Staples — 4.2%
Del Monte Foods	58,900	621
Loews Corp—Carolina Group	11,200	852

		1,473

Energy — 11.8%
Cameron International*	10,100	826
China Petroleum & Chemical, ADR#	5,200	573
El Paso	9,500	151
Grant Prideco*	2,500	138
Hercules Offshore*#	7,681	195
Magellan Midstream Partners#	5,300	228
National Oilwell Varco*#	7,600	973
Noble	3,600	176
PetroHawk Energy*	54,800	830

		4,090

Financials — 5.6%
American Capital Strategies#	8,300	343
Aspen Insurance Holdings	13,700	344
CIT Group	10	1
E*Trade Financial*	18,300	285
Nationwide Financial Services, Cl A	4,000	214
Northern Trust	4,200	258
T. Rowe Price Group	10,100	518

		1,963

Healthcare — 9.8%
Coventry Healthcare*	16,400	941
Express Scripts*	2,700	148
Forest Laboratories*	6,900	259
Humana*	9,900	634
Kinetic Concepts*#	6,100	367
Thermo Fisher Scientific*#	5,400	293
WellCare Health Plans*	7,600	750

		3,392

Industrials — 14.6%
Ametek	12,500	500
Chicago Bridge & Iron	8,500	317
Cooper Industries, Cl A	9,100	466
Dun & Bradstreet	5,100	497
PACCAR	7,250	620
Precision Castparts	3,100	404
Republic Services	23,700	737
Rockwell Collins	11,210	772
Roper Industries	6,000	380
Stericycle*	4,200	210
Textron	3,000	175

		5,078

Information Technology — 19.4%
Alliance Data Systems*	9,000	706
Autodesk*	11,000	509
Brocade Communications Systems*	32,500	227
Fiserv*	5,110	238
Intersil, Cl A	27,900	930
Juniper Networks*	4,700	155
Lam Research*	4,000	214
Linear Technology#	7,600	258
MEMC Electronic Materials*	4,100	252
Microchip Technology	17,100	659
NAVTEQ*	4,300	271
NVIDIA*	4,300	220
ON Semiconductor*#	65,500	768
Paychex	20,100	893
Western Digital*	18,800	439

		6,739

Materials — 3.9%
Freeport-McMoRan Copper & Gold, Cl B	7,000	612
Lyondell Chemical	16,300	756

		1,368

Telecommunication Services — 3.6%
American Tower, Cl A*	6,100	242
CenturyTel#	13,700	657
NII Holdings*	1,700	135
Vivo Participacoes SA, ADR	42,400	201

		1,235

Utilities — 4.4%
AES*	34,791	630
Cia Paranaense de Energia, ADR#	17,400	282
NRG Energy*	3,200	122
PG&E	7,500	334
PPL#	3,700	178

		1,546

Total Common Stocks
(Cost $29,645)		33,960

AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Money Market Fund, Class I†	816,725	817

(Cost $817)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $30,462)		34,777

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 15.1%
Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$54	$54

Master Notes — 4.0%
Bank of America
5.435%, 09/04/07	474	473
Bear Stearns
5.575%, 09/05/07	406	406
JPMorgan Securities
5.455%, 09/17/07	514	514

		1,393

Medium Term Notes — 3.3%
Liquid Funding LLC
5.356%, 11/30/07 (A)	149	149
5.339%, 06/11/08 (A)	135	135
Merrill Lynch
5.440%, 07/07/08 (A)	379	380
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	54	54
5.200%, 08/14/08 (A)	54	54
National City Bank of Indiana
5.449%, 04/18/08† (A)	379	379

		1,151

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	27	27

Repurchase Agreements — 7.5%
Bank of America
5.430%, 09/04/07	75	75
Bear Stearns
5.475%, 09/04/07	81	81
5.450%, 09/04/07	812	812
Lehman Brothers
5.455%, 09/04/07	1,652	1,653

		2,621

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $5,246)		5,246

TOTAL INVESTMENTS — 115.1%
(Cost $35,708)**		$40,023

Other Assets & Liabilities — (15.1)%		(5,259)

TOTAL NET ASSETS — 100.0%		$34,764

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $35,709.

Gross unrealized appreciation (000)	$5,392
Gross unrealized depreciation (000)	(1,078)

Net unrealized appreciation (000)	$4,314

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $5,092.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 95.3%
Consumer Discretionary — 12.1%
Aeropostale*	9,600	$199
Capella Education*	6,600	333
Deckers Outdoor*	7,300	687
DeVry	5,300	183
GSI Commerce*#	9,500	219
Iconix Brand Group*#	11,500	238
Movado Group	6,800	201
Phillips-Van Heusen	8,450	492
Stewart Enterprises, Cl A#	59,100	424
Strayer Education#	4,300	686
Tempur-Pedic International#	8,200	237
Tenneco*	10,300	327
Town Sports International Holdings*	19,300	348
Tupperware Brands	6,300	194
Universal Electronics*	9,200	267
Wolverine World Wide	15,400	405

		5,440

Consumer Staples — 4.9%
Boston Beer, Cl A*#	10,100	493
Central European Distribution*#	7,100	311
Flowers Foods	8,250	170
Hain Celestial Group*#	31,500	922
J&J Snack Foods	9,200	345

		2,241

Energy — 7.0%
Atlas America	8,350	425
ATP Oil & Gas*#	9,400	405
Copano Energy LLC#	7,200	281
Exterran Holdings*#	11,375	881
Rosetta Resources*#	11,300	189
Sunoco Logistics Partners#	3,300	177
Targa Resources Partners LP	26,200	786

		3,144

Financials — 14.9%
Ares Capital#	26,000	427
Assured Guaranty	30,300	790
Asta Funding#	18,500	681
Banco Latinoamericano de Exportaciones SA, Cl E	12,100	227
BanColombia SA, ADR	12,600	413
Capital Southwest#	1,700	239
Capital Trust, Cl A REIT#	13,500	468
DiamondRock Hospitality REIT#	36,700	659
FirstService*	7,800	236
Hercules Technology Growth Capital	19,900	233
Hersha Hospitality Trust REIT	34,700	379
Kite Realty Group Trust REIT	19,400	330
Ramco-Gershenson Properties REIT	12,500	403
SVB Financial Group*#	8,100	403
Technology Investment Capital#	13,200	174
WP Carey & Co. LLC#	6,800	212
Zenith National Insurance	10,700	461

		6,735

Healthcare — 9.8%
Axcan Pharma*	25,300	483
Emergency Medical Services*#	9,100	255
HealthExtras*#	21,900	615
Integra LifeSciences Holdings*#	10,000	486
inVentiv Health*	4,940	196
KV Pharmaceutical*#	8,300	227
MWI Veterinary Supply*	4,800	182
Orthofix International NV*	5,600	268
Parexel International*	8,400	361
STERIS	15,100	424
WellCare Health Plans*	3,840	379
West Pharmaceutical Services#	13,600	545

		4,421

Industrials — 21.2%
Actuant	6,100	372
Aircastle#	11,500	397
Baldor Electric	5,500	229
Barnes Group#	28,500	897
Cornell*	10,200	246
Crane	4,900	219
Dynamic Materials#	11,500	494
GrafTech International*#	38,100	640
Grupo Aeroportuario del Pacifico SA de CV, ADR	3,900	197
Huron Consulting Group*#	10,800	713
Integrated Electrical Services*#	8,900	208
Kaydon	5,900	312
Layne Christensen*	20,400	1,007
Macquarie Infrastructure#	4,400	178
Orbital Sciences*#	21,800	479
Perini*	10,900	617
Quanta Services*	23,359	660
Resources Connection*	7,200	216
Triumph Group#	5,400	395
Ultrapetrol Bahamas*	9,000	162
Watson Wyatt Worldwide, Cl A#	19,300	913

		9,551

Information Technology — 15.5%
Arris Group*	58,300	885
Atheros Communications*#	26,000	778
Brooks Automation*#	14,300	202
Comtech Telecommunications*	14,500	617
DealerTrack Holdings*	6,300	241
Emulex*#	13,600	266
Hughes Communications*#	3,700	189
j2 Global Communications*#	13,300	452
LoJack*	11,700	223
LoopNet*#	13,600	259
Macrovision*	15,500	368
MKS Instruments*	28,900	637
Smart Modular Technologies*	46,900	513
ValueClick*#	18,140	363
Verigy*	17,600	465
Viasat*	17,100	522

		6,980

Materials — 4.2%
Aptargroup	21,400	777
Haynes International*	3,100	259
LSB Industries*#	14,600	322
Minerals Technologies	2,700	178
Rock-Tenn, Cl A	12,700	368

		1,904

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.7%
Alaska Communications Systems Group	16,900	$231
Centennial Communications*#	19,200	181
NTELOS Holdings	11,900	319
Premiere Global Services*	38,300	501

		1,232

Utilities — 3.0%
El Paso Electric*	27,500	614
South Jersey Industries#	7,900	268
Suburban Propane Partners#	10,800	503

		1,385

Total Common Stocks
(Cost $41,768)		43,033

EXCHANGE TRADED FUND — 2.0%
iShares Russell 2000® Index Fund#	11,500	905

(Cost $909)
AFFILIATED MONEY MARKET FUND — 2.7%
Allegiant Money Market Fund, Class I†	1,196,932	1,197

(Cost $1,197)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $43,874)		45,135

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 33.2%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$155	154

Master Notes — 8.8%
Bank of America
5.435%, 09/04/07	1,354	1,354
Bear Stearns
5.575%, 09/05/07	1,161	1,161
JPMorgan Securities
5.455%, 09/17/07	1,470	1,471

		3,986

Medium Term Notes — 7.3%
Liquid Funding LLC
5.356%, 11/30/07 (A)	426	425
5.339%, 06/11/08 (A)	387	387
Merrill Lynch
5.440%, 07/07/08 (A)	1,083	1,085
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	155	155
5.200%, 08/14/08 (A)	155	155
National City Bank of Indiana
5.449%, 04/18/08† (A)	1,083	1,084

		3,291

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	77	78

Repurchase Agreements — 16.6%
Bank of America
5.430%, 09/04/07	215	215
Bear Stearns
5.475%, 09/04/07	232	232
5.450%, 09/04/07	2,322	2,322
Lehman Brothers
5.455%, 09/04/07	4,725	4,726

		7,495

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $15,004)		15,004

TOTAL INVESTMENTS — 133.2%
(Cost $58,878)**		60,139

Other Assets & Liabilities — (33.2)%		(14,997)

TOTAL NET ASSETS — 100.0%		$45,142

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $58,905.

Gross unrealized appreciation (000)	$3,776
Gross unrealized depreciation (000)	(2,542)

Net unrealized appreciation (000)	$1,234

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $14,478.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Focused Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 98.2%
Consumer Discretionary — 9.7%
Aeropostale*	5,100	$106
Gymboree*	6,550	263
Perry Ellis International*	3,500	95
Wolverine World Wide	6,900	181

		645

Consumer Staples — 6.4%
Del Monte Foods	15,800	167
Performance Food Group*	2,700	77
Prestige Brands Holdings*	6,400	70
Seaboard	54	112

		426

Energy — 6.1%
Grey Wolf*	33,100	220
USEC*	13,950	187

		407

Financials — 24.4%
American Equity Investment Life Holding	14,200	145
Assured Guaranty	2,900	76
Central Pacific Financial#	4,100	130
Citizens Banking	1,197	21
Delphi Financial Group, Cl A	5,700	230
DiamondRock Hospitality REIT	7,000	126
FelCor Lodging Trust REIT	7,400	162
First Regional Bancorp*	1,300	31
Glacier Bancorp#	7,050	155
Inland Real Estate REIT#	5,000	77
Meadowbrook Insurance Group*	11,100	98
Nara Bancorp#	5,200	82
Ocwen Financial*	9,200	86
Procentury	3,200	45
Southwest Bancorp	1,950	42
United Bankshares#	3,800	119

		1,625

Healthcare — 9.2%
AMERIGROUP*	3,250	103
Amsurg*	3,100	73
Apria Healthcare Group*	4,700	125
Healthspring*	4,000	75
Perrigo#	9,200	190
Viropharma*	4,600	46

		612

Industrials — 19.0%
Accuride*	12,300	159
Korn/Ferry International*	8,900	198
Lennox International	7,448	268
Mueller Industries	4,900	170
Pinnacle Airlines*#	5,500	90
Spherion*	11,200	99
URS*	3,900	208
Viad	2,100	75

		1,267

Information Technology — 13.1%
Amkor Technology*	13,100	151
Arris Group*	18,200	277
Ciber*	9,300	74
InterDigital*	3,000	69
LoJack*#	5,800	110
MPS Group*	13,700	189

		870

Materials — 6.2%
Commercial Metals	3,200	93
Methanex	7,000	158
PolyOne*	20,600	165

		416

Utilities — 4.1%
El Paso Electric*	6,237	139
WGL Holdings	4,100	135

		274

Total Common Stocks
(Cost $6,716)		6,542

AFFILIATED MONEY MARKET FUND — 1.2%
Allegiant Money Market Fund, Class I†	80,434	80

(Cost $80)
Total Investments Before Collateral for Loaned Securities — 99.4%
(Cost $6,796)		6,622

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 7.7%
Commercial Paper†† — 0.1%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$5	5

Master Notes — 2.0%
Bank of America
5.435%, 09/04/07	46	46
Bear Stearns
5.575%, 09/05/07	40	40
JPMorgan Securities
5.455%, 09/17/07	50	50

		136

Medium Term Notes — 1.7%
Liquid Funding LLC
5.356%, 11/30/07 (A)	14	15
5.339%, 06/11/08 (A)	13	13
Merrill Lynch
5.440%, 07/07/08 (A)	37	37
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	5	5
5.200%, 08/14/08 (A)	5	5
National City Bank of Indiana
5.449%, 04/18/08† (A)	37	37

		112

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	3	3

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — 3.8%
Bank of America
5.430%, 09/04/07	$7	$7
Bear Stearns
5.475%, 09/04/07	8	8
5.450%, 09/04/07	79	79
Lehman Brothers
5.455%, 09/04/07	161	161

		255

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $511)		511

TOTAL INVESTMENTS — 107.1%
(Cost $7,307)**		7,133

Other Assets & Liabilities — (7.1)%		(472)

TOTAL NET ASSETS — 100.0%		$6,661

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,307.

Gross unrealized appreciation (000)	$350
Gross unrealized depreciation (000)	(524)

Net unrealized depreciation (000)	$(174)

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $490.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.3%
Consumer Discretionary — 15.7%
Aeropostale*	3,150	$65
Applebee’s International	2,100	52
Capella Education*	1,000	51
CROCS*#	1,000	59
Ctrip.com International, ADR	700	30
DeVry	3,200	110
Fossil*	1,000	33
GenTek*#	900	28
Iconix Brand Group*#	1,200	25
Jos. A. Bank Clothiers*	800	24
NetFlix*#	3,600	63
NutriSystem*#	500	27
Perry Ellis International*	1,500	41
Priceline.com*#	1,100	91
Shutterfly*#	1,200	34
Sotheby’s	600	26
Steiner Leisure*	1,350	58
Strayer Education	400	64
Town Sports International Holdings*	2,700	49
Universal Electronics*	2,400	70

		1,000

Consumer Staples — 1.4%
Flowers Foods	1,500	31
Universal	1,200	59

		90

Energy — 9.1%
Atlas America	1,700	87
ATP Oil & Gas*#	1,800	77
Complete Production Services*	1,300	29
Eagle Rock Energy Partners LP#	1,300	29
Frontier Oil	1,080	44
Geokinetics*	1,600	34
Hercules Offshore*#	1,000	25
Hornbeck Offshore Services*	800	31
PetroHawk Energy*	3,700	56
Sunoco Logistics Partners#	800	43
Superior Offshore International*	6,500	69
T-3 Energy Services*	1,800	56

		580

Financials — 4.3%
Amerisafe*	3,300	54
GMH Communities Trust REIT	3,000	24
International Securities Exchange Holdings	1,700	113
Odyssey Re Holdings	1,000	36
Potlatch REIT	1,000	45

		272

Healthcare — 17.2%
Bio-Reference Labs*	2,000	58
Chemed	400	25
HealthExtras*	2,102	59
Hologic*#	500	27
Idexx Laboratories*	700	78
Immucor*	1,800	60
inVentiv Health*	2,600	103
Kendle International*	700	28
Lifecell*#	4,500	148
Meridian Bioscience	1,700	44
Micrus Endovascular*	2,800	67
Omnicell*	3,100	75
Parexel International*	1,400	60
Respironics*	1,400	66
STERIS	1,900	53
Techne*	1,000	63
Viropharma*	3,200	32
WellCare Health Plans*	500	49

		1,095

Industrials — 19.2%
Barnes Group	3,400	107
Ceradyne*#	1,700	123
Cornell*	2,100	51
Dynamic Materials#	2,900	125
EMCOR Group*	700	22
Genesee & Wyoming, Cl A*	2,500	68
GrafTech International*#	8,100	136
Heico#	1,300	59
Kaydon	1,500	79
Kenexa*#	1,000	28
Layne Christensen*	2,800	138
Republic Airways Holdings*	3,600	68
United Industrial	400	28
Wabtec	1,700	64
Waste Connections*	1,090	33
Watson Wyatt Worldwide, Cl A#	2,000	95

		1,224

Information Technology — 24.0%
ANSYS*	1,260	42
Atheros Communications*#	2,500	75
CommScope*	800	45
Cybersource*#	2,100	26
Diodes*#	2,400	73
FEI*	1,600	45
Flir Systems*#	2,600	128
Heartland Payment Systems#	1,900	57
Hittite Microwave*	1,100	47
Informatica*	8,950	125
InterDigital*#	2,400	55
j2 Global Communications*	2,800	95
MasTec*	2,100	31
OYO Geospace*#	1,100	83
Polycom*	800	24
Smart Modular Technologies*	7,800	85
SPSS*	1,800	73
Tessera Technologies*	2,400	88
ValueClick*	3,600	72
Verigy*	2,500	66
Viasat*	2,600	79
Vocus*#	2,500	63
WNS Holdings, ADR*	2,500	46

		1,523

Materials — 3.4%
Airgas	1,510	70
Aptargroup	900	33
Minerals Technologies	400	26
Rock-Tenn, Cl A	900	26
Rockwood Holdings*	1,800	58

		213

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.3%
Cincinnati Bell*	8,800	$43
Dobson Communications, Cl A*	5,300	67
Golden Telecom	500	34

		144

Utilities — 0.7%
Suburban Propane Partners#	1,000	46

Total Common Stocks
(Cost $5,650)		6,187

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000® Index Fund#	100	7

(Cost $8)
AFFILIATED MONEY MARKET FUND — 2.5%
Allegiant Money Market Fund, Class I†	159,105	159

(Cost $159)
Total Investments Before Collateral for Loaned Securities — 99.9%
(Cost $5,817)		6,353

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 27.6%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$18	18

Master Notes — 7.3%
Bank of America
5.435%, 09/04/07	159	159
Bear Stearns
5.575%, 09/05/07	136	136
JPMorgan Securities
5.455%, 09/17/07	172	172

		467

Medium Term Notes — 6.1%
Liquid Funding LLC
5.356%, 11/30/07 (A)	50	50
5.339%, 06/11/08 (A)	45	45
Merrill Lynch
5.440%, 07/07/08 (A)	127	127
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	18	18
5.200%, 08/14/08 (A)	18	18
National City Bank of Indiana
5.449%, 04/18/08† (A)	127	127

		385

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	9	9

Repurchase Agreements — 13.8%
Bank of America
5.430%, 09/04/07	25	25
Bear Stearns
5.475%, 09/04/07	27	27
5.450%, 09/04/07	272	272
Lehman Brothers
5.455%, 09/04/07	553	554

		878
Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $1,757)		1,757

TOTAL INVESTMENTS — 127.5%
(Cost $7,574)**		8,110

Other Assets & Liabilities — (27.5)%		(1,749)

TOTAL NET ASSETS — 100.0%		$6,361

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $7,575.

Gross unrealized appreciation (000)	$824
Gross unrealized depreciation (000)	(289)

Net unrealized appreciation (000)	$535

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $1,698.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 96.1%
Consumer Discretionary — 13.2%
Aeropostale*	170,375	$3,527
Asbury Automotive Group#	287,961	6,226
Building Material Holding#	50,050	741
CEC Entertainment*	45,170	1,387
Charlotte Russe Holding*	83,450	1,458
Charming Shoppes*#	478,155	4,322
Conn’s*#	95,400	2,099
FTD Group#	132,000	2,346
Gymboree*	34,250	1,373
Helen of Troy*	171,950	3,895
Jakks Pacific*	176,050	3,956
Maidenform Brands*	258,809	4,410
Oxford Industries	42,230	1,529
Perry Ellis International*	159,300	4,347
Pre-Paid Legal Services#	95,400	5,265
RC2*#	110,352	3,370
Regis	194,550	6,422
Shoe Carnival*	95,700	1,651
Wolverine World Wide#	169,350	4,452

		62,776

Consumer Staples — 6.5%
BJ’s Wholesale Club*	120,000	4,200
Chattem*#	66,400	4,098
Herbalife	95,000	4,033
NBTY*	91,400	3,354
Performance Food Group*#	232,150	6,602
Prestige Brands Holdings*#	252,350	2,768
Seaboard#	2,825	5,873

		30,928

Energy — 5.3%
Double Hull Tankers#	247,500	3,817
Global Industries*	191,200	4,623
Grey Wolf*#	620,850	4,122
Oceaneering International*	66,480	4,465
Oil States International*	21,800	920
Sabine Royalty Trust#	20,150	854
USEC*#	251,550	3,368
Vaalco Energy*#	755,143	2,960

		25,129

Financials — 28.2%
Agree Realty REIT#	27,350	834
American Equity Investment Life Holding#	394,450	4,027
Amerisafe*	272,500	4,483
Ashford Hospitality Trust REIT	405,281	4,422
Aspen Insurance Holdings	127,800	3,206
Assured Guaranty	162,550	4,238
Bancfirst#	17,050	769
BanColombia SA, ADR	139,700	4,579
BioMed Realty Trust REIT#	148,454	3,619
City Holding	39,652	1,466
Corporate Office Properties Trust REIT#	115,198	4,962
Delphi Financial Group, Cl A#	184,750	7,445
Digital Realty Trust REIT#	145,439	5,672
Downey Financial#	14,950	846
FBL Financial Group, Cl A#	38,550	1,508
Federal Agricultural Mortgage#	50,600	1,650
First Citizens BancShares, Cl A	6,200	1,099
First Niagara Financial Group#	509,627	7,201
First Potomac Realty Trust REIT	114,655	2,430
First Regional Bancorp*	44,800	1,053
Hanmi Financial	258,950	4,009
Intervest Bancshares	62,850	1,611
Meadowbrook Insurance Group*	285,384	2,520
Nara Bancorp#	147,000	2,328
National Penn Bancshares#	87,250	1,549
Navigators Group*	61,550	3,336
NBT Bancorp#	70,350	1,543
Ocwen Financial*#	426,765	4,003
Odyssey Re Holdings	86,900	3,148
Piper Jaffray*	86,150	4,425
Procentury	113,050	1,603
SeaBright Insurance Holdings*	155,550	2,680
Selective Insurance Group#	218,750	4,616
Senior Housing Properties Trust REIT#	223,950	4,555
South Financial Group#	175,143	4,020
Southwest Bancorp	63,800	1,361
Sterling Bancshares#	560,555	6,407
Sterling Financial#	159,750	4,069
Sun Bancorp*	44,200	737
Taylor Capital Group	39,400	1,180
United America Indemnity*	226,664	4,905
Washington Real Estate Investment Trust REIT#	55,350	1,813
Wintrust Financial	53,950	2,327

		134,254

Healthcare — 10.3%
AMERIGROUP*	87,800	2,781
Amsurg*	41,050	968
Apria Healthcare Group*	155,650	4,145
Aspreva Pharmaceuticals*#	166,885	3,229
Axcan Pharma*#	217,000	4,140
Edwards Lifesciences*	101,150	4,886
Emergency Medical Services*#	20,200	567
Healthspring*	124,450	2,326
HLTH*	311,400	4,602
inVentiv Health*#	131,450	5,213
LifePoint Hospitals*	60,400	1,697
Molina Healthcare*	87,250	2,971
Perrigo#	196,550	4,071
Res-Care*#	122,000	2,601
Rochester Medical*#	81,434	1,299
Viropharma*#	359,700	3,565

		49,061

Industrials — 11.0%
Accuride*	179,700	2,331
Commercial Vehicle Group*	129,050	1,835
ExpressJet Holdings*#	783,350	3,415
First Consulting Group*	192,200	1,820
Freightcar America	21,200	960
Houston Wire & Cable#	51,800	957
Hurco*	57,500	2,844
Korn/Ferry International*	292,600	6,499
Labor Ready*	313,596	6,548
Lennox International	125,200	4,503
Mueller Industries	97,550	3,379
Pinnacle Airlines*#	245,950	4,031
Republic Airways Holdings*#	190,850	3,634
Viad	155,150	5,547

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Waste Connections*#	138,770	$4,221

		52,524

Information Technology — 11.7%
Actuate*	272,900	1,935
ADC Telecommunications*#	256,250	4,689
Advanced Energy Industries*#	228,800	3,713
Agilysys	144,500	2,465
Amkor Technology*#	369,500	4,257
Arris Group*#	613,600	9,314
Ciber*	324,450	2,573
Entegris*	150,000	1,416
GSI Group*	65,295	637
Mantech International, Cl A*	151,300	5,411
MPS Group*#	590,650	8,127
Patni Computer Systems, ADR#	100,100	2,548
Perot Systems, Cl A*#	113,650	1,776
Sybase*	125,270	2,888
TIBCO Software*#	514,850	4,072

		55,821

Materials — 4.8%
Cleveland-Cliffs#	60,250	4,595
Gerdau Ameristeel	386,350	4,458
Methanex#	207,600	4,681
PolyOne*	563,950	4,529
Worthington Industries#	226,400	4,791

		23,054

Telecommunication Services — 1.2%
Premiere Global Services*#	414,520	5,422
Utilities — 3.9%
AGL Resources	119,350	4,740
El Paso Electric*	212,150	4,735
Westar Energy#	179,650	4,364
WGL Holdings#	138,350	4,550

		18,389

Total Common Stocks
(Cost $ 456,319)		457,358

AFFILIATED MONEY MARKET FUND — 2.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	12,611,154	12,611

(Cost $ 12,611)
Total Investments Before Collateral for Loaned Securities — 98.7%
(Cost $ 468,930)		469,969

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 24.9%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$1,221	1,219

Master Notes — 6.6%
Bank of America
5.435%, 09/04/07	10,680	10,680
Bear Stearns
5.575%, 09/05/07	9,154	9,154
JPMorgan Securities
5.455%, 09/17/07	11,595	11,595

		31,429
Medium Term Notes — 5.5%
Liquid Funding LLC
5.356%, 11/30/07 (A)	3,356	3,356
5.339%, 06/11/08 (A)	3,051	3,051
Merrill Lynch
5.440%, 07/07/08 (A)	8,544	8,556
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	1,221	1,221
5.200%, 08/14/08 (A)	1,221	1,220
National City Bank of Indiana
5.449%, 04/18/08† (A)	8,544	8,549

		25,953

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	610	610

Repurchase Agreements — 12.4%
Bank of America
5.430%, 09/04/07	1,697	1,696
Bear Stearns
5.450%, 09/04/07	18,308	18,308
5.475%, 09/04/07	1,831	1,831
Lehman Brothers
5.455%, 09/04/07	37,263	37,263

		59,098

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $118,309)		118,309

Allegiant Multi-Factor Small Cap Value Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 123.6%
(Cost $587,239)**	$588,278

Other Assets & Liabilities — (23.6)%	(112,215)

TOTAL NET ASSETS — 100.0%	$476,063

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $588,656.

Gross unrealized appreciation (000)	$42,957
Gross unrealized depreciation (000)	(43,335)

Net unrealized depreciation (000)	$(378)

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $112,404.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	68	$5,651	09/21/07	$(247)

Cash in the amount of $231,200 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.2%
Consumer Discretionary — 9.4%
Abercrombie & Fitch	1,452	$114
Amazon.com*	4,721	377
Apollo Group, Cl A*	2,116	124
AutoNation*	2,161	41
AutoZone*	696	84
Bed Bath & Beyond*#	4,451	154
Best Buy#	6,150	270
Big Lots*	1,673	50
Black & Decker	1,001	87
Brunswick	691	17
Carnival#	6,711	306
CBS, Cl B	9,615	303
Centex	1,825	53
Circuit City Stores	2,130	23
Clear Channel Communications	7,472	278
Coach*	5,623	250
Comcast, Cl A*#	46,843	1,222
Darden Restaurants	2,915	121
Dillard’s, Cl A	786	19
DIRECTV Group*	11,605	271
Dow Jones#	515	30
Eastman Kodak#	2,948	79
EW Scripps, Cl A	1,274	52
Family Dollar Stores	2,323	68
Ford Motor#	28,522	223
Fortune Brands	2,334	194
Gannett	3,235	152
Gap	7,980	150
General Motors#	7,742	238
Genuine Parts	2,087	104
Goodyear Tire & Rubber*	3,129	87
H&R Block	4,922	98
Harley-Davidson#	4,518	243
Harman International Industries	988	112
Harrah’s Entertainment	2,832	243
Hasbro	2,399	68
Hilton Hotels	5,912	272
Home Depot#	29,709	1,138
IAC/InterActiveCorp*	3,315	92
International Game Technology	6,007	229
Interpublic Group*	7,113	78
JC Penney	3,413	235
Johnson Controls	2,868	324
Jones Apparel Group	839	16
KB Home#	1,144	35
Kohl’s*	4,906	291
Leggett & Platt	2,728	56
Lennar, Cl A#	2,145	61
Limited Brands	5,151	119
Liz Claiborne	1,621	55
Lowe’s#	22,741	706
Macy’s	6,973	221
Marriott, Cl A	4,943	220
Mattel	5,921	128
McDonald’s	18,114	892
McGraw-Hill	5,484	277
Meredith	595	33
New York Times, Cl A#	1,109	24
Newell Rubbermaid	3,645	94
News	35,061	709
Nike, Cl B	5,751	324
Nordstrom	3,405	164
Office Depot*	4,195	103
OfficeMax	1,160	41
Omnicom Group	5,520	281
Polo Ralph Lauren	929	70
Pulte Homes	3,260	54
RadioShack	2,088	50
Sears Holdings*#	1,240	178
Sherwin-Williams	1,673	116
Snap-On Tools	893	44
Stanley Works	1,265	72
Staples	10,850	258
Starbucks*	12,299	339
Starwood Hotels & Resorts Worldwide	3,263	200
Target	12,920	852
Tiffany	2,074	107
Time Warner	56,114	1,065
TJX	6,900	210
Tribune#	645	18
VF	1,351	108
Viacom, Cl B*	10,373	409
Walt Disney#	29,828	1,002
Wendy’s	1,338	44
Whirlpool#	1,258	121
Wyndham Worldwide	2,768	88
Yum! Brands	8,799	288

		19,216

Consumer Staples — 9.2%
Altria Group	31,919	2,215
Anheuser-Busch	12,119	599
Archer-Daniels-Midland	9,902	334
Avon Products	6,661	229
Brown-Forman, Cl B#	1,505	108
Campbell Soup	3,291	124
Clorox	2,744	164
Coca-Cola	30,249	1,627
Coca-Cola Enterprises	2,453	58
Colgate-Palmolive	8,141	540
ConAgra Foods	7,562	194
Constellation Brands, Cl A*	2,930	71
Costco Wholesale	6,297	389
CVS	23,233	879
Dean Foods	1,894	51
Estee Lauder, Cl A	1,786	74
General Mills	5,255	294
H.J. Heinz	4,889	220
Hershey	2,603	121
Kellogg	3,802	209
Kimberly-Clark	6,473	444
Kraft Foods	24,280	778
Kroger	9,056	241
McCormick & Company	1,974	71
Molson Coors Brewing	793	71
Pepsi Bottling Group	2,970	103
PepsiCo	24,896	1,694
Procter & Gamble	47,816	3,123
Reynolds American#	2,283	151
Safeway	5,737	182
Sara Lee	10,719	178
Supervalu	2,004	84
SYSCO	10,223	341
Tyson Foods, Cl A	3,840	83
UST	2,429	120

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	16,214	$731
Wal-Mart Stores	35,755	1,560
Whole Foods Market#	2,128	94
Wm. Wrigley Jr.#	3,272	190

		18,739

Energy — 10.8%
Anadarko Petroleum	6,968	341
Apache	5,032	389
Baker Hughes	4,822	404
BJ Services	4,450	110
Chesapeake Energy#	6,290	203
Chevron	32,351	2,839
ConocoPhillips	24,863	2,036
Consol Energy	2,762	110
Devon Energy	6,774	510
El Paso	10,540	167
ENSCO International	2,278	124
EOG Resources	3,711	250
ExxonMobil	85,966	7,370
Halliburton	13,759	476
Hess	4,064	249
Marathon Oil	10,354	558
Murphy Oil#	2,854	174
Nabors Industries*	4,451	132
National Oilwell Varco*#	2,751	352
Noble	4,064	199
Occidental Petroleum	12,552	712
Peabody Energy	4,019	171
Rowan#	1,691	64
Schlumberger	17,917	1,729
Smith International#	3,041	204
Spectra Energy	9,585	223
Sunoco#	1,842	135
TransOcean*	4,371	459
Valero Energy	8,263	566
Weatherford International*	5,117	299
Williams	9,085	282
XTO Enegy	5,815	316

		22,153

Financials — 19.4%
ACE	4,938	285
AFLAC	7,422	396
Allstate	9,155	501
Ambac Financial Group	1,339	84
American Capital Strategies#	2,678	111
American Express	18,096	1,061
American International Group	39,354	2,597
Ameriprise Financial	3,580	218
AON#	4,454	193
Apartment Investment & Management, Cl A REIT	1,475	66
Archstone-Smith Trust REIT	3,368	198
Assurant	1,493	77
AvalonBay Communities REIT#	1,210	138
Bank of America	67,450	3,418
Bank of New York	17,002	687
BB&T	8,107	322
Bear Stearns	1,741	189
Boston Properties REIT	1,805	181
Capital One Financial	6,290	407
CB Richard Ellis Group, Cl A*	2,894	85
Charles Schwab	15,089	299
Chubb	6,093	312
Cincinnati Financial	2,604	110
CIT Group	2,345	88
Citigroup	75,192	3,525
CME Group#	840	466
Comerica	2,278	127
Commerce Bancorp#	3,387	124
Compass Bancshares	1,999	131
Countrywide Financial#	8,951	178
Developers Diversified Realty REIT#	1,896	101
Discover Financial Services*	7,994	185
E*Trade Financial*	5,989	93
Equity Residential REIT	4,410	178
Fannie Mae	14,516	952
Federated Investors, Cl B	1,344	47
Fifth Third Bancorp	8,322	297
First Horizon National#	1,752	54
Franklin Resources	2,500	329
Freddie Mac	9,958	614
General Growth Properties REIT	3,717	185
Genworth Financial, Cl A	6,762	196
Goldman Sachs	6,149	1,082
Hartford Financial Services	4,805	427
Host Hotels & Resorts REIT	7,887	176
Hudson City Bancorp	7,405	105
Huntington Bancshares	5,196	89
Janus Capital Group#	2,813	75
JPMorgan Chase	51,834	2,308
KeyCorp	5,809	194
Kimco Realty REIT	3,441	147
Legg Mason	1,996	173
Lehman Brothers Holdings#	8,082	443
Leucadia National	2,460	109
Lincoln National	4,104	250
Loews	6,709	315
M&T Bank	1,149	122
Marsh & McLennan	8,426	225
Marshall & Ilsley	3,930	172
MBIA	1,952	117
Merrill Lynch	13,108	966
MetLife	11,313	725
MGIC Investment#	1,275	39
Moody’s	3,490	160
Morgan Stanley	15,864	989
National City#	8,735	235
Northern Trust	2,862	176
Plum Creek Timber REIT	2,680	112
PNC Financial Services Group	5,156	363
Principal Financial Group	4,062	225
Progressive	11,167	227
Prologis REIT	3,927	236
Prudential Financial	7,115	639
Public Storage REIT#	1,862	141
Regions Financial	10,551	330
Safeco	1,200	70
Simon Property Group REIT	3,389	322
SLM	6,044	304
Sovereign Bancorp	5,478	99
State Street	6,025	370
SunTrust Banks	5,327	420
Synovus Financial	4,997	138

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
T. Rowe Price Group	4,030	$207
Torchmark	1,448	89
Travelers	10,074	509
U.S. Bancorp	26,381	853
Unum Group	6,303	154
Vornado Realty Trust REIT#	1,981	211
Wachovia	28,924	1,417
Washington Mutual#	12,983	477
Wells Fargo	50,526	1,846
XL Capital, Cl A	2,821	215
Zions Bancorp	1,669	118

		39,716

Healthcare — 11.5%
Abbott Laboratories	23,187	1,204
Aetna	7,773	396
Allergan	4,665	280
AmerisourceBergen	1,829	87
Amgen*	16,763	840
Applied Biosystems Group — Applera	3,147	99
Barr Pharmaceuticals*	1,741	89
Bausch & Lomb	912	58
Baxter International	9,887	541
Becton Dickinson	3,989	307
Biogen Idec*	4,334	277
Boston Scientific*#	16,411	211
Bristol-Myers Squibb	29,855	870
C.R. Bard	1,843	154
Cardinal Health	6,310	431
Celgene*#	6,117	393
CIGNA	4,364	226
Coventry Healthcare*	2,647	152
Covidien*	7,518	299
Eli Lilly	14,851	852
Express Scripts*	4,102	225
Forest Laboratories*	4,822	181
Genzyme*	4,272	267
Gilead Sciences*	15,416	561
Hospira*	1,216	47
Humana*	2,896	186
IMS Health	4,069	122
Johnson & Johnson	43,963	2,716
King Pharmaceuticals*	3,724	56
Laboratory Corp. of America Holdings*#	2,013	156
Manor Care	1,101	70
McKesson	5,308	304
Medco Health Solutions*	3,891	332
Medtronic#	17,929	947
Merck	32,885	1,650
Millipore*#	1,039	72
Mylan Laboratories	4,225	64
Patterson*	3,141	115
PerkinElmer	1,830	50
Pfizer	105,965	2,632
Quest Diagnostics	2,327	127
Schering-Plough	22,419	673
St Jude Medical*	5,135	224
Stryker	4,590	307
Tenet Healthcare*	3,643	12
Thermo Fisher Scientific*	6,584	357
UnitedHealth Group	21,065	1,053
Varian Medical Systems*	1,934	78
Waters*	2,055	127
Watson Pharmaceuticals*	1,573	47
WellPoint*	9,237	744
Wyeth Pharmaceuticals	20,683	958
Zimmer Holdings*	3,687	289

		23,515

Industrials — 11.1%
3M	10,927	994
Allied Waste Industries*	1,951	25
American Standard	2,668	98
Avery Dennison	1,390	83
Boeing	11,852	1,146
Burlington Northern Santa Fe	5,360	435
C.H. Robinson Worldwide	3,170	156
Caterpillar	9,639	730
Cintas	2,504	92
Cooper Industries, Cl A	2,777	142
CSX	6,581	270
Cummins	1,741	206
D. R. Horton	4,146	63
Danaher	3,980	309
Deere	3,418	465
Dover	3,077	152
Eaton	2,222	209
Emerson Electric	12,068	594
Equifax	2,190	84
FedEx	4,633	508
Fluor#	1,338	170
General Dynamics	6,502	511
General Electric	156,400	6,079
Goodrich	1,557	98
Honeywell International	11,736	659
Illinois Tool Works	6,253	364
Ingersoll-Rand, Cl A	4,576	238
ITT Industries	3,176	216
L-3 Communications Holdings	2,314	228
Lockheed Martin	5,342	530
Masco	5,731	149
Monster Worldwide*	1,981	68
Norfolk Southern	5,965	306
Northrop Grumman	4,680	369
PACCAR	3,416	292
Pall	1,860	71
Parker Hannifin	1,743	187
Pitney Bowes	3,803	170
Precision Castparts	2,134	278
Raytheon	6,337	389
Robert Half#	2,523	81
Rockwell Automation	2,394	169
Rockwell Collins	3,045	210
RR Donnelley & Sons	2,151	77
Ryder System	589	32
Southwest Airlines	11,356	172
Terex*	1,692	135
Textron	3,806	222
Tyco International	7,518	332
Union Pacific#	4,064	453
United Parcel Service, Cl B	15,941	1,209
United Technologies	15,317	1,143
W.W. Grainger	1,078	99

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Industrials — continued
Waste Management	7,360	$277

		22,744

Information Technology — 15.9%
Adobe Systems*	9,573	409
Advanced Micro Devices*#	7,553	98
Affiliated Computer Services, Cl A*	1,505	75
Agilent Technologies*	5,960	217
Akamai Technologies*#	2,502	81
Altera	5,345	127
Analog Devices	4,924	182
Apple*	13,121	1,817
Applied Materials	20,802	444
Autodesk*	3,871	179
Automatic Data Processing	8,737	400
Avaya*	6,824	115
BMC Software*	3,070	94
Broadcom, Cl A*	7,058	243
CA#	6,240	157
Ciena*	1,310	50
Cisco Systems*	92,124	2,941
Citrix Systems*	3,663	133
Cognizant Technology Solutions, Cl A*	2,182	160
Computer Sciences*	2,049	115
Compuware*	4,626	37
Convergys*	2,092	35
Corning	23,944	560
Dell*	34,838	984
eBay*	17,594	600
Electronic Arts*	4,323	229
Electronic Data Systems	7,139	163
EMC*	32,013	629
Fidelity National Information Services	2,778	132
First Data	12,097	402
Fiserv*	2,710	126
Google, Cl A*	3,384	1,744
Hewlett-Packard	39,950	1,971
Intel	88,093	2,268
International Business Machines	20,819	2,429
Intuit*	5,195	142
Jabil Circuit	2,751	61
JDS Uniphase*#	1,795	26
Juniper Networks*	7,834	258
KLA-Tencor	3,084	177
Lexmark International, Cl A*	739	28
Linear Technology#	3,373	115
LSI Logic*	11,686	80
Maxim Integrated Products	4,865	146
MEMC Electronic Materials*	3,484	214
Micron Technology*#	10,283	118
Microsoft	126,722	3,641
Molex	2,155	56
Motorola	34,841	591
National Semiconductor	3,650	96
NCR*	2,728	136
Network Appliance*	5,225	146
Novell*	5,344	40
Novellus Systems*	1,931	53
NVIDIA*	6,076	311
Oracle*	61,169	1,240
Paychex	5,612	249
QLogic*	2,234	30
Qualcomm	24,967	996
SanDisk*	3,820	214
Solectron*	6,908	27
Sun Microsystems*	54,160	290
Symantec*	13,669	257
Tektronix	1,254	40
Tellabs*	6,641	70
Teradyne*#	2,910	43
Texas Instruments	21,581	739
Tyco Electronics*	7,518	262
Unisys*	2,998	22
VeriSign*	3,746	121
Western Union	11,721	221
Xerox*	14,219	244
Xilinx	4,484	115
Yahoo!*	18,351	417

		32,378

Materials — 3.0%
Air Products & Chemicals	2,995	270
Alcoa	13,195	482
Allegheny Technologies	1,538	153
Ashland	427	25
Ball	1,549	81
Bemis	1,047	31
Dow Chemical	14,461	616
E.I. duPont de Nemours	13,903	678
Eastman Chemical	1,280	85
Ecolab	3,309	138
Freeport-McMoRan Copper & Gold	5,605	490
Hercules	1,782	37
International Flavors & Fragrances	1,223	61
International Paper	5,806	204
MeadWestvaco	1,965	62
Monsanto	8,181	571
Newmont Mining	7,282	308
Nucor	5,045	267
Pactiv*	1,957	57
PPG Industries	2,091	153
Praxair	5,086	385
Rohm & Haas	1,870	106
Sealed Air	2,469	65
Sigma-Aldrich	2,674	120
Temple-Inland	1,667	92
United States Steel	1,935	183
Vulcan Materials	1,445	130
Weyerhaeuser	2,903	198

		6,048

Telecommunication Services — 3.6%
Alltel	4,501	307
AT&T	93,191	3,716
CenturyTel#	1,660	80
Citizens Communications	5,329	77
Embarq	2,292	143
Qwest Communications*#	23,564	211
Sprint Nextel	41,511	786
Verizon Communications	44,057	1,845
Windstream	7,232	103

		7,268

Utilities — 3.3%
AES*	10,645	193

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — continued
Allegheny Energy*	2,515	$130
Ameren	3,129	159
American Electric Power	6,050	269
CenterPoint Energy	4,866	79
CMS Energy	3,402	55
Consolidated Edison	4,103	188
Constellation Energy Group	2,720	226
Dominion Resources	4,436	378
DTE Energy	2,672	128
Duke Energy	18,677	343
Dynegy, Cl A*	4,912	40
Edison International	4,943	261
Entergy	2,992	310
Exelon	10,126	716
FirstEnergy	4,625	284
FPL Group	6,000	353
Integrys Energy Group	1,242	62
Nicor	682	28
NiSource	4,155	78
PG&E	5,334	237
Pinnacle West Capital	1,544	61
PPL#	5,806	280
Progress Energy#	3,856	177
Progress Energy CVO (A) (B)	2,575	—
Public Service Enterprise Group	3,832	326
Questar	2,616	131
Sempra Energy	4,002	220
Southern	11,405	405
TECO Energy#	3,178	50
TXU	6,966	469
Xcel Energy	6,207	128

		6,764

Total Common Stocks
(Cost $144,674)		198,541

EXCHANGE TRADED FUND — 1.0%
iShares S&P 500® Index Fund#	13,000	1,919

(Cost $1,944)
RIGHTS — 0.0%
Information Technology — 0.0%
Seagate (A) (B)	5,934	—

(Cost $ — )
AFFILIATED MONEY MARKET FUND — 1.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	3,323,093	3,323

(Cost $3,323)
Total Investments Before Collateral for Loaned Securities — 99.8%
(Cost $149,941)		203,783

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 5.8%
Commercial Paper†† — 0.1%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$122	122

Master Notes — 1.5%
Bank of America
5.435%, 09/04/07	1,068	1,068
Bear Stearns
5.575%, 09/05/07	916	916
JPMorgan Securities
5.455%, 09/17/07	1,160	1,160

		3,144

Medium Term Notes — 1.3%
Liquid Funding LLC
5.356%, 11/30/07 (C)	336	336
5.339%, 06/11/08 (C)	305	305
Merrill Lynch
5.440%, 07/07/08 (C)	855	856
Morgan Stanley Dean Witter
5.150%, 08/01/08 (C)	122	122
5.200%, 08/14/08 (C)	122	122
National City Bank of Indiana
5.449%, 04/18/08† (C)	855	855

		2,596

Municipal Security — 0.0%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (C)	61	61

Repurchase Agreements — 2.9%
Bank of America
5.430%, 09/04/07	170	170
Bear Stearns
5.475%, 09/04/07	183	183
5.450%, 09/04/07	1,831	1,831
Lehman Brothers
5.455%, 09/04/07	3,727	3,727

		5,911

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $11,834)		11,834

Allegiant S&P 500® Index Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

Value (000)
TOTAL INVESTMENTS — 105.6%
(Cost $161,775)**	$215,617

Other Assets & Liabilities — (5.6)%	(11,369)

TOTAL NET ASSETS — 100.0%	$204,249

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $165,087.

Gross unrealized appreciation (000)	$52,886
Gross unrealized depreciation (000)	(2,356)

Net unrealized appreciation (000)	$50,530

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $11,415.
(A)	Illiquid Security
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

Cl — Class

CVO — Contingent Value Obligation

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)
S&P 500®
Composite Index	2	$729	09/20/07	$9
S&P 500®
Composite Index	8	2,964	12/15/07	15

		$3,693		$24

Cash in the amount of $157,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 97.7%
Consumer Discretionary — 16.4%
Ambassadors Group	190,000	$7,366
Bluegreen*#	238,520	1,996
Carter’s*	126,390	2,495
Penn National Gaming*	111,300	6,544
Pool#	95,100	3,105
Select Comfort*#	131,400	2,254
Steiner Leisure*	65,600	2,838
Strayer Education#	27,370	4,368
Thor Industries	88,300	3,884

		34,850

Energy — 6.9%
Alon USA Energy	58,100	2,225
Atwood Oceanics*	31,440	2,389
Encore Acquisition*	150,850	4,192
Oil States International*	137,900	5,820

		14,626

Financials — 16.9%
Affiliated Managers Group*#	40,900	4,632
Corus Bankshares#	164,060	2,192
First Marblehead#	95,945	3,213
FirstService*	145,999	4,414
Lazard, Cl A#	127,200	5,099
Montpelier Re Holdings#	155,800	2,564
Philadelphia Consolidated Holding*	47,570	1,904
Portfolio Recovery Associates#	166,230	8,538
Safety Insurance Group	56,830	1,940
Southwest Bancorp	73,000	1,558

		36,054

Healthcare — 8.9%
Bio-Reference Labs*#	192,508	5,583
LCA-Vision#	100,060	3,437
Pharmaceutical Product Development	160,800	5,633
Syneron Medical*#	186,570	4,220

		18,873

Industrials — 15.8%
Esterline Technologies*#	136,300	6,882
Franklin Electric#	50,200	2,072
Genlyte Group*	29,850	2,166
Graco	54,570	2,205
Greenbrier#	49,400	1,451
IDEX	90,215	3,471
Labor Ready*	143,630	2,999
Marten Transport*	161,170	2,524
Oshkosh Truck, Cl B	81,800	4,736
Simpson Manufacturing#	67,600	2,231
Universal Forest Products#	79,010	2,946

		33,683

Information Technology — 27.8%
ANSYS*#	178,130	5,902
Broadridge Financial Solutions	192,790	3,503
Comtech Telecommunications*	109,400	4,656
CryptoLogic#	223,100	4,665
Digital River*	143,700	6,662
Flir Systems*#	113,750	5,601
j2 Global Communications*#	233,915	7,953
Netgear*	74,600	2,093
Perot Systems, Cl A*#	167,400	2,617
Rofin-Sinar Technologies*#	99,100	6,904
Trimble Navigation*	248,000	8,756

		59,312

Materials — 5.0%
A.M. Castle & Co.#	62,750	1,828
Methanex#	82,800	1,867
Northgate Minerals*	1,230,025	3,690
Scotts Miracle-Gro, Cl A	72,500	3,281

		10,666

Total Common Stocks
(Cost $170,293)		208,064

AFFILIATED MONEY MARKET FUND — 2.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	5,092,099	5,092

(Cost $5,092)
Total Investments Before Collateral for Loaned Securities — 100.0%
(Cost $175,385)		213,156

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 31.9%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$701	700

Master Notes — 8.5%
Bank of America
5.435%, 09/04/07	6,134	6,134
Bear Stearns
5.575%, 09/05/07	5,258	5,257
JPMorgan Securities
5.455%, 09/17/07	6,660	6,660

		18,051

Medium Term Notes — 7.0%
Liquid Funding LLC
5.356%, 11/30/07 (A)	1,928	1,928
5.339%, 06/11/08 (A)	1,753	1,752
Merrill Lynch
5.440%, 07/07/08 (A)	4,907	4,914
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	701	701
5.200%, 08/14/08 (A)	701	701
National City Bank of Indiana
5.449%, 04/18/08† (A)	4,907	4,910

		14,906

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	351	350

Repurchase Agreements — 15.9%
Bank of America
5.430%, 09/04/07	974	974

Allegiant Small Cap Core Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Repurchase Agreements — continued
Bear Stearns
5.450%, 09/04/07	$10,515	$10,515
5.475%, 09/04/07	1,052	1,052
Lehman Brothers
5.455%, 09/04/07	21,402	21,402

		33,943

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $67,950)		67,950

TOTAL INVESTMENTS — 131.9%
(Cost $243,335)**		281,106

Other Assets & Liabilities — (31.9)%		(68,044)

TOTAL NET ASSETS — 100.0%		$213,062

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $243,394.

Gross unrealized appreciation (000)	$47,053
Gross unrealized depreciation (000)	(9,341)

Net unrealized appreciation (000)	$37,712

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $65,496.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
Russell Mini	32	$2,694	09/21/07	$(151)

Cash in the amount of $108,800 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contracts have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 99.3%
Consumer Discretionary — 15.9%
Aeropostale*	16,500	$342
Applebee’s International	10,700	265
Capella Education*	4,900	247
CROCS*#	5,100	301
Ctrip.com International, ADR	3,700	157
DeVry	16,200	559
Fossil*	5,400	181
GenTek*#	4,600	141
Iconix Brand Group*#	6,500	135
Jos. A. Bank Clothiers*#	4,400	133
NetFlix*#	18,500	324
NutriSystem*#	2,500	136
Perry Ellis International*	7,700	210
Priceline.com*#	5,400	448
Shutterfly*#	6,500	182
Sotheby’s	2,900	126
Steiner Leisure*	7,100	307
Strayer Education#	2,000	319
Town Sports International Holdings*	14,300	258
Universal Electronics*	12,200	354

		5,125

Consumer Staples — 1.4%
Flowers Foods	7,900	163
Universal	6,100	299

		462

Energy — 9.5%
Atlas America	8,900	453
ATP Oil & Gas*#	9,500	409
Complete Production Services*	7,400	164
Eagle Rock Energy Partners LP#	7,000	153
Frontier Oil	5,480	225
Geokinetics*	8,500	180
Hercules Offshore*#	5,100	130
Hornbeck Offshore Services*	4,400	168
PetroHawk Energy*	20,100	304
Sunoco Logistics Partners#	4,000	215
Superior Offshore International*	33,400	356
T-3 Energy Services*	9,400	291

		3,048

Financials — 4.3%
Amerisafe*	17,300	285
GMH Communities Trust REIT	15,200	119
International Securities Exchange Holdings	8,500	564
Odyssey Re Holdings	4,900	178
Potlatch REIT	5,300	239

		1,385

Healthcare — 17.5%
Bio-Reference Labs*	10,400	302
Chemed	2,100	130
HealthExtras*#	11,300	318
Hologic*#	2,600	138
Idexx Laboratories*	3,600	402
Immucor*	9,100	303
inVentiv Health*	13,100	520
Kendle International*	3,900	153
Lifecell*#	22,800	755
Meridian Bioscience	8,500	219
Micrus Endovascular*	14,600	348
Omnicell*	15,900	384
Parexel International*	7,300	314
Respironics*#	7,100	337
STERIS	10,300	289
Techne*	5,000	315
Viropharma*	16,500	163
WellCare Health Plans*	2,600	257

		5,647

Industrials — 19.7%
Barnes Group#	17,300	544
Ceradyne*#	8,800	636
Cornell*#	10,800	260
Dynamic Materials#	14,800	636
EMCOR Group*	3,900	122
Genesee & Wyoming, Cl A*	12,900	353
GrafTech International*#	41,400	695
Heico#	6,900	315
Kaydon	7,900	417
Kenexa*#	5,100	142
Layne Christensen*	14,400	711
Republic Airways Holdings*	18,200	347
United Industrial#	2,300	159
Wabtec	9,200	345
Waste Connections*#	5,420	165
Watson Wyatt Worldwide, Cl A#	10,300	488

		6,335

Information Technology — 24.3%
ANSYS*#	6,160	204
Atheros Communications*#	12,900	386
CommScope*	3,900	221
Cybersource*#	11,100	135
Diodes*	12,200	370
FEI*	8,300	233
Flir Systems*#	13,300	655
Heartland Payment Systems#	9,800	292
Hittite Microwave*	5,800	246
Informatica*	45,740	638
InterDigital*#	12,500	289
j2 Global Communications*#	14,100	479
MasTec*	11,100	164
OYO Geospace*#	5,700	431
Polycom*	4,200	127
Smart Modular Technologies*	40,000	438
SPSS*	9,400	383
Tessera Technologies*	12,400	454
ValueClick*	18,300	367
Verigy*	12,900	341
Viasat*#	13,500	412
Vocus*#	13,400	335
WNS Holdings, ADR*	12,900	235

		7,835

Materials — 3.5%
Airgas	7,600	351
Aptargroup	5,000	182
Minerals Technologies	2,100	139
Rock-Tenn, Cl A#	4,900	142
Rockwood Holdings*	9,400	301

		1,115

Allegiant Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Telecommunication Services — 2.4%
Cincinnati Bell*	48,000	$234
Dobson Communications, Cl A*	27,300	345
Golden Telecom#	2,700	185

		764

Utilities — 0.8%
Suburban Propane Partners#	5,400	252

Total Common Stocks
(Cost $29,175)		31,968

AFFILIATED MONEY MARKET FUND — 0.8%
Allegiant Money Market Fund, Class I†	261,418	261

(Cost $261)
Total Investments Before Collateral for Loaned Securities — 100.1%
(Cost $29,436)		32,229

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 34.5%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$115	115

Master Notes — 9.2%
Bank of America
5.435%, 09/04/07	1,002	1,003
Bear Stearns
5.575%, 09/05/07	859	859
JPMorgan Securities
5.455%, 09/17/07	1,088	1,088

		2,950

Medium Term Notes — 7.6%
Liquid Funding LLC
5.356%, 11/30/07(A)	315	315
5.339%, 06/11/08(A)	286	286
Merrill Lynch
5.440%, 07/07/08(A)	802	803
Morgan Stanley Dean Witter
5.150%, 08/01/08(A)	115	115
5.200%, 08/14/08(A)	115	115
National City Bank of Indiana
5.449%, 04/18/08†(A)	802	802

		2,436

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07(A)	57	57

Repurchase Agreements — 17.2%
Bank of America
5.430%, 09/04/07	159	159
Bear Stearns
5.450%, 09/04/07	1,718	1,718
5.475%, 09/04/07	172	172
Lehman Brothers
5.455%, 09/04/07	3,497	3,498

		5,547

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $11,105)		11,105

TOTAL INVESTMENTS — 134.6%
(Cost $40,541)**		43,334

Other Assets & Liabilities — (34.6)%		(11,134)

TOTAL NET ASSETS — 100.0%		$32,199

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $40,548.

Gross unrealized appreciation (000)	$4,337
Gross unrealized depreciation (000)	(1,551)

Net unrealized appreciation (000)	$2,786

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $10,732.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

ADR — American Depository Receipt

Cl — Class

LLC — Limited Liability Company

REIT — Real Estate Investment Trust

See Notes to Schedules of Investments.

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — 48.6%
Consumer Discretionary — 4.9%
Aeropostale*	1,050	$22
Capella Education*	700	35
Coach*	15,400	686
Comcast, Cl A*	5,484	143
Deckers Outdoor*	800	75
DeVry	600	21
Dick’s Sporting Goods*	10,000	649
Ford Motor#	51,759	404
GSI Commerce*	1,000	23
Home Depot#	21,370	819
Iconix Brand Group*#	1,300	27
International Game Technology	23,800	908
Las Vegas Sands*	7,000	698
MGM Mirage*	12,067	1,013
Movado Group	800	24
Nike, Cl B	10,520	593
Phillips-Van Heusen	900	52
Starbucks*	21,560	594
Starwood Hotels & Resorts Worldwide	14,030	857
Stewart Enterprises, Cl A	6,600	47
Strayer Education	500	80
Tempur-Pedic International#	900	26
Tenneco*	1,100	35
Time Warner	21,458	407
Town Sports International Holdings*	2,200	40
Tupperware Brands	700	22
Universal Electronics*	1,000	29
Wolverine World Wide	1,700	45

		8,374

Consumer Staples — 4.5%
Boston Beer, Cl A*#	1,100	54
Bunge	8,160	746
Central European Distribution*#	800	35
Coca-Cola	19,439	1,045
Colgate-Palmolive	17,160	1,138
ConAgra Foods	19,282	496
Dean Foods	22,126	594
Flowers Foods	900	19
Hain Celestial Group*	3,400	99
J&J Snack Foods	1,000	38
Kraft Foods	38,263	1,227
PepsiCo	9,600	653
Procter & Gamble	11,737	767
Wal-Mart Stores	15,180	662

		7,573

Energy — 5.1%
Apache	6,913	535
Atlas America	950	48
ATP Oil & Gas*#	1,000	43
Chevron	18,444	1,619
ConocoPhillips	11,627	952
Copano Energy LLC	800	31
Diamond Offshore Drilling	8,500	894
Exterran Holdings*#	1,267	98
ExxonMobil	19,390	1,662
Rosetta Resources*#	1,200	20
Schlumberger	7,700	743
Sunoco Logistics Partners#	400	22
Targa Resources Partners LP	2,900	87
TransOcean*	8,370	880
Weatherford International*	14,950	873

		8,507

Financials — 9.5%
American Express	9,300	545
American International Group	41,147	2,716
AON#	14,353	622
Ares Capital	2,800	46
Assured Guaranty	3,300	86
Asta Funding#	2,000	74
BanColombia SA, ADR	1,400	46
Bank of America	11,081	562
Capital Southwest	200	28
Capital Trust, Cl A REIT#	1,500	52
Chubb	6,309	323
Citigroup	48,113	2,255
DiamondRock Hospitality REIT	4,100	74
Discover Financial Services*	27,264	631
Fannie Mae	17,087	1,121
FirstService*	900	27
Genworth Financial, Cl A	12,523	363
Goldman Sachs	5,039	887
Hercules Technology Growth Capital	2,200	26
Hersha Hospitality Trust REIT	3,900	43
JPMorgan Chase	28,966	1,289
Kite Realty Group Trust REIT	2,100	36
Marsh & McLennan	14,122	376
MBIA	6,775	406
MGIC Investment#	7,473	225
Morgan Stanley	10,273	641
Prudential Financial	10,260	921
Ramco-Gershenson Properties REIT	1,400	45
SVB Financial Group*	900	45
Technology Investment Capital#	1,500	20
Travelers	7,705	389
Wachovia	9,482	464
Wells Fargo	18,595	679
WP Carey & Co. LLC#	700	22
Zenith National Insurance	1,200	52

		16,137

Healthcare — 5.8%
Abbott Laboratories	16,210	841
Bristol-Myers Squibb	20,861	608
Cardinal Health	11,585	792
Dentsply International	20,500	807
Emergency Medical Services*#	1,000	28
Genzyme*	12,260	765
HealthExtras*	2,400	67
Integra LifeSciences Holdings*#	1,100	53
inVentiv Health*	500	20
Johnson & Johnson	21,583	1,334
KV Pharmaceutical*	900	25
Medtronic	10,920	577
Merck	16,309	818
MWI Veterinary Supply*	500	19
Parexel International*	900	39
Pfizer	53,918	1,339
Schering-Plough	50,258	1,509
STERIS	1,700	48
WellCare Health Plans*	400	40

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
West Pharmaceutical Services	1,500	$60

		9,789

Industrials — 4.8%
Actuant	700	43
Aircastle	1,300	45
Baldor Electric	600	25
Barnes Group	3,100	98
Cornell*	1,100	26
Crane	500	22
Danaher	12,850	998
Dynamic Materials	1,300	56
FedEx	7,270	797
General Electric	70,007	2,721
GrafTech International*#	4,200	70
Huron Consulting Group*	1,200	79
Integrated Electrical Services*#	1,000	23
Kaydon	600	32
Layne Christensen*	2,200	109
Macquarie Infrastructure	500	20
Norfolk Southern	10,280	526
Orbital Sciences*	2,400	53
Perini*	1,200	68
Quanta Services*	2,568	73
Resources Connection*	800	24
Triumph Group	600	44
United Parcel Service, Cl B	6,586	500
United Technologies	21,530	1,607
Watson Wyatt Worldwide, Cl A	2,100	99

		8,158

Information Technology — 8.1%
Adobe Systems*	26,700	1,142
Akamai Technologies*#	30,600	986
Apple*	5,780	800
Arris Group*	6,400	97
Atheros Communications*#	2,900	87
Brooks Automation*	1,600	23
Cisco Systems*	35,690	1,139
Citrix Systems*	10,606	386
Comtech Telecommunications*	1,600	68
DealerTrack Holdings*	700	27
Dell*	21,310	602
Emulex*	1,500	29
Google, Cl A*	2,275	1,172
Hughes Communications*#	400	20
Intel	44,970	1,158
j2 Global Communications*	1,500	51
Lexmark International, Cl A*	10,698	399
LoJack*	1,300	25
LoopNet*	1,500	29
Macrovision*	1,700	40
McAfee*	18,848	674
Microchip Technology	19,350	745
Micron Technology*	33,090	379
Microsoft	39,060	1,122
MKS Instruments*	3,200	71
Motorola	11,170	189
NVIDIA*	10,800	553
Smart Modular Technologies*	5,200	57
Sun Microsystems*	109,593	587
Texas Instruments	23,550	806
Tyco Electronics*	4,591	160
ValueClick*	2,000	40
Viasat*	1,900	58

		13,721

Materials — 3.0%
Allegheny Technologies	9,400	934
Aptargroup	2,300	83
E.I. duPont de Nemours	11,500	561
Haynes International*	300	25
LSB Industries*#	1,600	35
Minerals Technologies	300	20
Owens-Illinois*	25,705	1,034
Praxair	17,702	1,339
Rock-Tenn, Cl A	1,400	41
Smurfit-Stone Container*	53,265	562
Weyerhaeuser	6,370	434

		5,068

Telecommunication Services — 2.2%
Alaska Communications Systems Group	1,900	26
American Tower, Cl A*	15,650	620
AT&T	43,862	1,749
Centennial Communications*	2,200	21
NII Holdings*	6,650	526
NTELOS Holdings	1,300	35
Premiere Global Services*	4,300	56
Sprint Nextel	29,264	554
Verizon Communications	5,100	213

		3,800

Utilities — 0.7%
AES*	29,200	529
El Paso Electric*	3,000	67
Exelon	7,987	564
South Jersey Industries	900	31
Suburban Propane Partners#	1,200	56

		1,247

Total Common Stocks
(Cost $66,270)		82,374

FOREIGN COMMON STOCKS — 8.0%
Australia — 0.3%
BHP Billiton, ADR (Materials)#	2,171	137
Cochlear (Healthcare)	1,347	74
CSL (Healthcare)	1,300	105
Woolworths (Consumer Staples)	4,124	101
WorleyParsons (Energy)	2,382	75

		492

Bahamas — 0.0%
Ultrapetrol Bahamas (Industrials)*	1,000	18

Belgium — 0.0%
KBC Groep NV (Financials)	483	60

Bermuda — 0.3%
Covidien (Healthcare)*	4,591	183
Everest Re Group (Financials)	1,892	192
Tyco International (Industrials)	4,592	203

		578

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Brazil — 0.0%
Companhia Vale do Rio Doce, ADR (Materials)	1,400	$69

Canada — 0.5%
Axcan Pharma (Healthcare)*	2,800	54
CAE (Industrials)	7,732	100
Canadian Natural Resources (Energy)#	6,564	448
Nortel Networks (Information Technology)*	13,560	237
Suncor Energy (Energy)	530	47

		886

France — 0.5%
Alcatel-Lucent, ADR (Information Technology)	55,853	612
L’Oreal SA (Consumer Staples)	844	99
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary)	654	73
Schneider Electric SA (Industrials)	846	112

		896

Germany — 0.2%
Fielmann AG (Consumer Discretionary)	1,408	93
Rational AG (Consumer Discretionary)	472	88
SAP AG, ADR (Information Technology)#	1,590	86
Wirecard AG (Industrials)*	5,580	77

		344

Greece — 0.2%
IRF European Finance Investments (Financials) (A)	31,579	148
National Bank of Greece SA (Financials)	1,800	107

		255

Guernsey — 0.7%
Amdocs (Information Technology)*	31,070	1,097

Hong Kong — 0.8%
China Mobile, ADR (Telecommunication Services)	1,685	114
Espirit Holdings (Consumer Discretionary)	8,516	124
Focus Media Holding, ADR (Consumer Discretionary)*#	2,910	117
FU JI Food and Catering Services Holdings (Consumer Discretionary)#	30,124	89
Guangzhou R&F Properties, Cl H (Financials)	27,228	110
Hengan International Group (Consumer Staples)#	25,936	80
Kerry Properties (Financials)	14,680	109
Li & Fung (Consumer Discretionary)	35,548	132
Li Ning (Consumer Discretionary)#	57,452	163
Neo-Neon Holdings (Industrials)*	51,000	100
Wing Hang Bank (Financials)	6,164	80
Zijin Mining Group, Cl H (Materials)	253,220	223

		1,441

India — 0.1%
Infosys Technologies, ADR (Information Technology)	1,518	72

Ireland — 0.1%
Kingspan Group PLC (Industrials)	4,264	110

Israel — 0.1%
Nice Systems, ADR (Information Technology)*	2,257	80
Teva Pharmaceutical Industries, ADR (Healthcare)	2,400	103

		183

Italy — 0.1%
Azimut Holding (Financials)	7,094	108
Geox (Consumer Discretionary)	3,800	69

		177

Japan — 0.7%
Dena (Consumer Discretionary)	18	77
Ibiden (Information Technology)	1,450	123
Kuraray (Materials)	5,824	77
Mitsubishi UFJ Financial Group, ADR (Financials)	7,460	72
Nintendo (Information Technology)	350	162
Nitori (Consumer Discretionary)	1,542	80
ORIX (Financials)	282	61
Shin-Etsu Chemical (Materials)	1,500	109
Shiseido (Consumer Staples)	2,106	44
Sumitomo Realty & Development (Financials)	3,816	125
Takeda Pharmaceutical (Healthcare)	1,247	85
Toyo Tanso (Industrials)#	914	88
Yamada Denki (Consumer Discretionary)	1,060	106

		1,209

Luxembourg — 0.1%
Millicom International Cellular SA (Telecommunication Services)*#	1,150	97

Malaysia — 0.0%
KNM Group BHD (Energy)	34,000	44

Mexico — 0.1%
America Movil SA de CV, ADR (Telecommunication Services)	2,705	164
Grupo Aeroportuario del Pacifico SA de CV, ADR (Industrials)	400	20

		184

Netherlands — 0.1%
Crucell NV (Healthcare)*#	2,544	51
Fugro NV (Energy)	1,176	81

		132

Netherlands Antilles — 0.0%
Orthofix International NV (Healthcare)*	600	29

Norway — 0.1%
Orkla ASA (Industrials)	5,630	91
Tandberg ASA (Information Technology)	5,250	115

		206

Panama — 0.0%
Banco Latinoamericano de Exportaciones SA, Cl E (Financials)	1,300	24

Singapore — 0.4%
Ezra Holdings (Energy)	14,680	57
Keppel (Industrials)	13,362	112
Raffles Education (Consumer Discretionary)	108,530	147

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Singapore — continued
Singapore Exchange (Financials)	21,364	$137
Verigy (Information Technology)*	1,900	50
Wilmar International (Consumer Staples)	66,552	137

		640

South Africa — 0.1%
MTN Group (Telecommunication Services)	5,000	76

Spain — 0.2%
Banco Santander Central Hispano SA (Financials)	4,052	74
Inditex SA (Consumer Discretionary)	1,720	101
Red Electrica de Espana (Utilities)	2,287	103

		278

Sweden — 0.1%
Modern Times Group AB, Cl B (Consumer Discretionary)	1,378	79
Telefonaktiebolaget LM Ericsson, ADR (Information Technology)	3,544	132

		211

Switzerland — 1.3%
ABB, ADR (Industrials)	6,075	150
Actelion (Healthcare)*	1,710	95
Nestle SA (Consumer Staples)	467	203
Nobel Biocare Holding AG (Healthcare)	289	78
Novartis AG, ADR (Healthcare)	24,077	1,267
Roche Holdings AG (Healthcare)	1,789	311
SGS SA (Industrials)	40	48
Temenos Group AG (Information Technology)*#	4,100	97

		2,249

United Kingdom — 1.0%
Autonomy PLC (Information Technology)*	5,860	110
BG Group PLC (Energy)	8,669	139
BT Group PLC, ADR (Telecommunication Services)	2,132	136
Capita Group PLC (Industrials)	6,375	96
Diageo PLC, ADR (Consumer Staples)	1,051	90
Imperial Tobacco Group PLC (Consumer Staples)	1,729	78
Man Group PLC (Financials)	11,875	118
Michael Page International PLC (Industrials)	10,960	106
Pennon Group PLC (Utilities)	4,875	59
Reckitt Benckiser PLC (Consumer Staples)	2,740	149
Rio Tinto PLC, ADR (Materials)#	176	48
Scottish & Southern Energy PLC (Utilities)	3,132	90
Tesco PLC (Consumer Staples)	12,082	104
Vodafone Group PLC, ADR (Telecommunication Services)	12,757	413

		1,736

Total Foreign Common Stocks
(Cost $10,579)		13,793
EXCHANGE TRADED FUNDS — 9.1%
iShares MSCI EAFE Value Index Fund#	115,784	8,737
iShares MSCI Emerging Markets Index Fund#	18,400	2,465
iShares Russell 2000® Index Fund#	1,300	102
S&P Depository Receipt, Trust Series 1#	11,200	1,653
Vanguard Emerging Markets#	26,400	2,495

Total Exchange Traded Funds
(Cost $11,851)		15,452

FOREIGN EQUITY CERTIFICATES — 0.2%
India — 0.1%
Bharti Airtel Equity Certificate, Expires 06/30/09 (B)	6,239	133
Educomp Solutions	1,900	132

Total Foreign Equity Certificates
(Cost $101)		265

	Par (000)
U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds — 3.2%
6.250%, 08/15/23#	$4,620	$5,326
5.375%, 02/15/31#	25	27
4.500%, 02/15/36	115	109

		5,462
U.S. Treasury Notes — 7.5%
4.875%, 08/15/09#	1,240	1,255
4.875%, 07/31/11#	5,030	5,147
4.875%, 08/15/16#	895	918
4.750%, 05/15/14#	225	230
3.250%, 08/15/08#	5,200	5,149

		12,699

Total U.S. Treasury Obligations
(Cost $17,893)		18,161

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 9.4%
Federal National Mortgage Association — 9.1%
Federal National Mortgage Association
7.000%, 06/01/31	13	13
7.000%, 01/01/33	67	69
7.000%, 10/01/33	12	12
6.500%, 10/01/36 (TBA)	1,400	1,421
6.000%, 09/01/32	46	46
6.000%, 09/01/36	1,553	1,552
6.000%, 10/01/36 (TBA)	1,330	1,328
6.000%, 09/01/37 (TBA)	1,060	1,059
5.500%, 02/01/32	203	199
5.500%, 07/01/33	21	20
5.500%, 12/01/33	321	314
5.500%, 05/01/35	205	201
5.500%, 12/01/35	68	66
5.500%, 09/01/37 (TBA)	4,380	4,278
5.456%, 01/01/36 (C)	899	893
5.000%, 06/01/20	602	588
5.000%, 07/01/20	161	158
5.000%, 09/01/33	50	48
5.000%, 10/01/33	103	99
5.000%, 11/01/33	574	548
5.000%, 08/01/35	48	46
5.000%, 10/01/35	541	515

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
5.000%, 11/01/35	$509	$484
5.000%, 12/01/35	444	423
4.500%, 10/01/20	587	564
4.500%, 09/01/35	571	529

		15,473

Government National Mortgage Association — 0.3%
Government National Mortgage Association
7.500%, 11/15/29	1	1
6.500%, 09/15/28	17	18
6.500%, 07/15/32	33	34
6.500%, 10/15/33	17	17
6.000%, 08/15/32	22	22
6.000%, 02/15/33	97	97
6.000%, 11/15/33	39	39
6.000%, 06/15/35	226	228

		456

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $16,033)		15,929

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.8%
Federal Farm Credit Bank — 0.1%
Federal Farm Credit Bank
5.190%, 03/02/09 (C)	200	201

Federal Home Loan Bank — 1.9%
Federal Home Loan Bank (DN)
5.120%, 09/13/07## (D)	915	914
4.250%, 09/13/07## (D)	2,300	2,297

		3,211

Federal Home Loan Mortgage Corporation — 0.6%
Federal Home Loan Mortgage Corporation (DN)
5.125%, 09/13/07## (D)	1,000	999

Federal National Mortgage Association — 3.2%
Federal National Mortgage Association (DN)
5.160%, 09/13/07## (D)	950	949
5.125%, 10/31/07# (D)	3,050	3,026
5.020%, 11/14/07# (D)	1,270	1,258
4.600%, 09/13/07## (D)	125	125

		5,358

Total U.S. Government Agency Obligations
(Cost $9,763)		9,769

CORPORATE BONDS — 3.6%
Cable — 0.2%
Comcast
6.300%, 11/15/17	115	117
Time Warner Cable
5.850%, 05/01/17 (B)	175	171

		288

Energy — 0.3%
Energy Transfer Partners
5.950%, 02/01/15	120	117
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	125	126
Nexen
6.400%, 05/15/37	145	142
XTO Energy
6.250%, 08/01/17	95	97

		482

Financials — 1.8%
Bank of America
7.800%, 09/15/16	200	227
Capmark Financial Group
5.875%, 05/10/12 (B)	120	106
CIT Group
6.100%, 03/15/49 (C)	75	55
Citigroup
7.250%, 10/01/10	560	594
General Electric Capital, Cl A (MTN)
5.450%, 01/15/13	145	146
Goldman Sachs Capital II
5.793%, 06/01/49 (C)	140	128
HSBC Finance
6.750%, 05/15/11	320	332
6.375%, 10/15/11	120	123
ING USA Global Funding
4.500%, 10/01/10	150	148
JPMorgan Chase
5.125%, 09/15/14	125	122
KeyBank
5.800%, 07/01/14	100	100
Lloyds TSB Group PLC
6.267%, 11/14/16 (B) (C)	175	162
Merrill Lynch
6.400%, 08/28/17	90	92
MUFG Capital Finance 1
6.346%, 07/25/16 (C)	100	96
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	125	122
Regions Financing Trust II
6.625%, 05/01/47 (C)	120	111
Residential Capital
6.375%, 06/30/10	95	73
6.500%, 04/17/13	90	68
SLM (MTN)
5.375%, 05/15/14	120	103
Wachovia Capital Trust III
5.800%, 08/29/49 (C)	125	125

		3,033

Healthcare — 0.1%
WellPoint
5.000%, 12/15/14	150	143

Industrials — 0.1%
Centex
6.500%, 05/01/16	130	118
D.R. Horton
6.875%, 05/01/13	115	107

		225

Insurance — 0.2%
American General Finance (MTN)
3.875%, 10/01/09	275	269

Allegiant Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Insurance — continued
AXA SA
6.379%, 12/14/49 (B) (C)	$100	$90

		359

Metals & Mining — 0.1%
BHP Billiton
5.400%, 03/29/17	145	143

Real Estate Investment Trusts — 0.2%
iStar Financial
5.950%, 10/15/13	165	157
Realty Income
6.750%, 08/15/19	115	115

		272

Retail — 0.1%
CVS Caremark
5.750%, 06/01/17	100	98
Home Depot
5.875%, 12/16/36	145	125

		223

Telecommunications — 0.2%
AT&T
5.625%, 06/15/16	75	74
GTE
6.940%, 04/15/28	110	115
Nextel Communications
7.375%, 08/01/15	120	121
Telefonica Emisiones SAU
6.221%, 07/03/17	125	126

		436

Utilities — 0.3%
Bruce Mansfield Unit
6.850%, 06/01/34 (B)	100	105
Midamerican Energy
6.750%, 12/30/31	140	151
Nisource Finance
6.400%, 03/15/08	100	100
Southwestern Public Service
6.000%, 10/01/36	120	113

		469

Total Corporate Bonds
(Cost $6,303)		6,073

ASSET BACKED SECURITIES — 2.9%
Automotive — 0.2%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	279	278

Credit Cards — 2.0%
American Express Credit Account Master Trust, Series 2003-2, Cl A
5.721%, 10/15/10## (C)	800	800
Chase Issuance Trust, Series 2005-A3, Cl A
5.631%, 10/17/11## (C)	970	967
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	870	874
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
5.601%, 09/15/11## (C)	800	797

		3,438

Mortgage Related — 0.3%
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	570	541

Utilities — 0.4%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	565	625

Total Asset Backed Securities
(Cost $4,856)		4,882

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.7%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	1,284	1,240
Freddie Mac, Series 2772, Cl GH
5.000%, 07/15/32	1,000	961
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	700	635

Total Collateralized Mortgage Obligations
(Cost $2,841)		2,836

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	600	574
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44 (C)	875	861
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	730	713

Total Commercial Mortgage-Backed Securities
(Cost $2,180)		2,148

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.9%
Allegiant Advantage Institutional Money Market Fund, Class I†	6,695,060	6,695

(Cost $6,695)
Total Investments Before Collateral for Loaned Securities — 105.2%
(Cost $155,365)		178,377

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 23.1%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$400	$400

Master Notes — 6.1%
Bank of America
5.435%, 09/04/07	3,503	3,503
Bear Stearns
5.575%, 09/05/07	3,003	3,003
JPMorgan Securities
5.455%, 09/17/07	3,803	3,803

		10,309

Medium Term Notes — 5.0%
Liquid Funding LLC
5.356%, 11/30/07 (C)	1,101	1,101
5.339%, 06/11/08 (C)	1,001	1,001
Merrill Lynch
5.440%, 07/07/08 (C)	2,802	2,806
Morgan Stanley Dean Witter
5.150%, 08/01/08 (C)	400	400
5.200%, 08/14/08 (C)	400	400
National City Bank of Indiana
5.449%, 04/18/08† (C)	2,802	2,804

		8,512

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (C)	200	200

Non-Registered Investment Company — 0.2%
BlackRock Institutional Money Market Trust (E)	356	356

Repurchase Agreements — 11.4%
Bank of America
5.430%, 09/04/07	557	557
Bear Stearns
5.475%, 09/04/07	601	601
5.450%, 09/04/07	6,005	6,005
Lehman Brothers
5.455%, 09/04/07	12,223	12,223

		19,386

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $39,163)		39,163

		Value (000)
TOTAL INVESTMENTS — 128.3%
(Cost $194,528)**		$217,540

Other Assets & Liabilities — (28.3)%		(47,959)

TOTAL NET ASSETS — 100.0%		$169,581

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $195,086.

Gross unrealized appreciation (000)	$24,536
Gross unrealized depreciation (000)	(2,082)

Net unrealized appreciation (000)	$22,454

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $38,279.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Illiquid Security. Total market value of illiquid securities is (000) $ and represents % of net assets as of August 31, 2007.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $767 and represents 0.5% of net assets as of August 31, 2007.
(C)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Represents security purchased with cash collateral for securities on loan.

ADR — American Depository Receipt

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

REIT — Real Estate Investment Trust

TBA — To Be Announced

Futures Contract:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)
TOPIX Index	1	$147	09/14/07	$(15)

Cash in the amount of $5,092 is held by the broker as collateral to cover initial margin requirements for the above open futures contract (Long Positions).

Assets in an amount at least equal to the Notional Cost Amount of the open futures contract have been segregated by the Fund.

See Notes to Schedules of Investments.

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)		Value (000)
U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bonds — 9.3%
6.250%, 08/15/23#	$29,350		$33,838
4.500%, 02/15/36#	1,000		948

			34,786

U.S. Treasury Notes — 25.8%
4.875%, 05/31/08#	3,160		3,169
4.875%, 08/15/09#	2,465		2,496
4.875%, 07/31/11#	59,720		61,110
4.875%, 08/15/16#	4,645		4,762
4.750%, 05/15/14	150		154
3.250%, 08/15/08#	24,305		24,066

			95,757

Total U.S. Treasury Obligations
(Cost $129,443)			130,543

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 28.9%
Federal Home Loan Mortgage Corporation — 0.3%
9.500%, 10/01/20	131		142
9.000%, 05/01/20	43		47
8.500%, 09/01/16	3		3
8.000%, 07/01/25	96		101
7.500%, 07/01/10	1		1
7.500%, 11/01/10	5		5
7.500%, 05/01/11	64		65
7.000%, 11/01/10	79		80
7.000%, 11/01/28	617		639
6.500%, 10/01/07	1		1
6.500%, 09/01/08	14		14
6.500%, 11/01/10	19		20

			1,118

Federal National Mortgage Association — 27.9%
9.500%, 05/01/18	20		21
9.000%, 07/01/09	–(E	)	–(E	)
9.000%, 11/01/24	182		197
7.000%, 01/01/33	715		742
7.000%, 10/01/33	159		164
6.500%, 12/01/08	21		22
6.500%, 10/01/36 (TBA)	12,000		12,178
6.000%, 07/01/28	1		1
6.000%, 01/01/34	220		221
6.000%, 11/01/35	300		300
6.000%, 09/01/36	12,065		12,057
6.000%, 10/01/36 (TBA)	9,670		9,656
5.500%, 12/01/33	9,397		9,206
5.500%, 05/01/35	1,878		1,836
5.500%, 09/01/37 (TBA)	20,095		19,627
5.456%, 01/01/36 (A)	7,907		7,852
5.000%, 06/01/20	5,770		5,637
5.000%, 10/01/35	11,025		10,498
5.000%, 11/01/35	3,087		2,940
5.000%, 12/01/35	2,942		2,802
4.500%, 10/01/20	4,127		3,965
4.500%, 09/01/35	3,955		3,661

			103,583

Government National Mortgage Association — 0.7%
8.500%, 09/15/21	3		3
8.500%, 11/15/21	40		43
8.500%, 07/15/22	16		17
8.250%, 04/20/17	3		4
8.000%, 03/15/08	3		3
8.000%, 01/15/30	251		266
7.500%, 12/15/29	52		54
6.500%, 06/15/32	269		275
6.500%, 10/15/33	284		290
6.000%, 08/15/32	147		148
6.000%, 02/15/33	1,197		1,206
6.000%, 11/15/33	264		266
6.000%, 11/15/34	19		19

			2,594

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $108,445)			107,295

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.3%
Federal Farm Credit Bank — 1.2%
5.190%, 03/02/09 (A)	4,200		4,202

Federal Home Loan Bank — 3.0%
5.120%, 09/13/07 (DN)## (B)	6,440		6,431
4.250%, 09/13/07 (DN)## (B)	4,800		4,795

			11,226

Federal Home Loan Mortgage Corporation — 2.0%
5.125%, 09/13/07 (DN)## (B)	7,500		7,490

Federal National Mortgage Association — 7.1%
5.125%, 10/31/07 (DN)# (B)	19,890		19,738
5.020%, 11/14/07 (DN)# (B)	6,010		5,954
4.600%, 09/13/07 (DN)## (B)	695		694

			26,386

Total U.S. Government Agency Obligations
(Cost $49,273)			49,304

CORPORATE BONDS — 11.9%
Cable — 0.5%
Comcast
6.300%, 11/15/17	825		835
Time Warner Cable
5.850%, 05/01/17 (C)	1,025		1,003

			1,838

Energy — 0.9%
Energy Transfer Partners
5.950%, 02/01/15	850		832
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	810		818
Nexen
6.400%, 05/15/37	1,065		1,040
XTO Energy
6.250%, 08/01/17	655		670

			3,360

Financials — 6.1%
Bank of America
7.800%, 09/15/16	1,250		1,417
Capmark Financial Group
5.875%, 05/10/12 (C)	900		798
CIT Group
6.100%, 03/15/49# (A)	580		428

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Citigroup
7.250%, 10/01/10	$3,200	$3,393
General Electric Capital, Series A (MTN)
6.000%, 06/15/12	2,630	2,710
Goldman Sachs Capital II
5.793%, 06/01/49 (A)	925	850
HSBC Finance
6.750%, 05/15/11	1,375	1,428
6.375%, 10/15/11	1,250	1,284
ING USA Global Funding
4.500%, 10/01/10	1,000	986
Inter-American Development Bank
7.375%, 01/15/10	1,200	1,272
JPMorgan Chase
5.125%, 09/15/14	1,000	973
KeyBank
5.800%, 07/01/14	985	987
Lloyds TSB Group PLC
6.267%, 11/14/16# (A) (C)	1,250	1,155
Merrill Lynch
6.400%, 08/28/17	600	613
MUFG Capital Finance 1
6.346%, 07/25/16 (A)	825	789
Regions Financing Trust II
6.625%, 05/01/47 (A)	850	785
Residential Capital
6.375%, 06/30/10	690	532
6.500%, 04/17/13#	755	569
SLM (MTN)
5.375%, 05/15/14	875	751
Wachovia Capital Trust III
5.800%, 08/29/49 (A)	1,000	998

		22,718

Healthcare — 0.3%
WellPoint
5.000%, 12/15/14	975	932

Industrials — 0.4%
Centex
6.500%, 05/01/16	900	819
D.R. Horton
6.875%, 05/01/13	775	721

		1,540

Insurance — 0.6%
American General Finance (MTN)
3.875%, 10/01/09	1,195	1,167
AXA SA
6.379%, 12/14/49 (A) (C)	975	882

		2,049

Metals & Mining — 0.3%
BHP Billiton
5.400%, 03/29/17	1,070	1,052

Real Estate Investment Trusts — 0.5%
iStar Financial
5.950%, 10/15/13	1,250	1,186
Realty Income
6.750%, 08/15/19	800	800

		1,986

Retail — 0.4%
CVS Caremark
5.750%, 06/01/17	750	734
Home Depot
5.875%, 12/16/36	1,000	865

		1,599

Telecommunications — 0.8%
AT&T
5.625%, 06/15/16	560	553
GTE
6.940%, 04/15/28	800	834
Nextel Communications
7.375%, 08/01/15	835	841
Telefonica Emisiones SAU
6.221%, 07/03/17	850	858

		3,086

Utilities — 1.1%
Bruce Mansfield Unit
6.850%, 06/01/34 (C)	575	602
Midamerican Energy
6.750%, 12/30/31	1,000	1,079
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	875	853
Nisource Finance
6.400%, 03/15/08	700	701
Southwestern Public Service
6.000%, 10/01/36	860	808

		4,043

Total Corporate Bonds
(Cost $45,840)		44,203

ASSET BACKED SECURITIES — 10.1%
Automotive — 0.5%
Honda Auto Receivables Owner Trust, Series 2005-4, Cl A3
4.460%, 05/21/09	2,159	2,150

Credit Cards — 6.8%
American Express Credit Account Master Trust, Series 2003-2, Cl A
5.721%, 10/15/10## (A)	6,000	6,000
Chase Issuance Trust, Series 2005-A3, Cl A
5.631%, 10/17/11## (A)	5,000	4,986
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11##	7,400	7,428
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
5.601%, 09/15/11## (A)	6,700	6,678

		25,092

Mortgage Related — 1.3%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (D)	382	381
Chase Funding Mortgage Loan, Series 2003-6, Cl 1A4
4.499%, 08/25/30	4,700	4,464

		4,845

Allegiant Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
ASSET BACKED SECURITIES — continued
Utilities — 1.5%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	$5,050	$5,588

Total Asset Backed Securities
(Cost $37,381)		37,675

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.2%
Fannie Mae, Series 2003-84, Cl PG
5.000%, 03/25/32	10,000	9,654
Fannie Mae, Series 2005-34, Cl PC
5.500%, 06/25/32	4,085	4,060
Freddie Mac, Series 2773, Cl CD
4.500%, 04/15/24	6,000	5,448

Total Collateralized Mortgage Obligations
(Cost $19,083)		19,162

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	5,370	5,137
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44 (A)	6,600	6,494
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	5,650	5,521

Total Commercial Mortgage-Backed Securities
(Cost $17,384)		17,152

	Number of Shares
AFFILIATED MONEY MARKET FUND — 3.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	13,902,001	13,902

(Cost $13,902)
Total Investments Before Collateral for Loaned Securities — 112.8%
(Cost $420,751)		419,236

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 41.1%
Commercial Paper†† — 0.5%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$1,575	1,573
Master Notes — 10.9%
Bank of America
5.435%, 09/04/07	13,781	13,781
Bear Stearns
5.575%, 09/05/07	11,812	11,812
JPMorgan Securities
5.455%, 09/17/07	14,963	14,963

		40,556

Medium Term Notes — 9.0%
Liquid Funding LLC
5.356%, 11/30/07 (A)	4,331	4,330
5.339%, 06/11/08 (A)	3,938	3,937
Merrill Lynch
5.440%, 07/07/08 (A)	11,025	11,041
Morgan Stanley Dean Witter
5.150%, 08/01/08 (A)	1,575	1,575
5.200%, 08/14/08 (A)	1,575	1,575
National City Bank of Indiana
5.449%, 04/18/08† (A)	11,025	11,032

		33,490

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (A)	788	788

Repurchase Agreements — 20.5%
Bank of America
5.430%, 09/04/07	2,189	2,189
Bear Stearns
5.450%, 09/04/07	23,625	23,625
5.475%, 09/04/07	2,363	2,363
Lehman Brothers
5.455%, 09/04/07	48,085	48,085

		76,262

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $152,669)		152,669

TOTAL INVESTMENTS — 153.9%
(Cost $573,420)*		571,905

Other Assets & Liabilities — (53.9)%		(200,222)

TOTAL NET ASSETS — 100.0%		$371,683

*	Aggregate cost for Federal income tax purposes is (000) $573,552.

Gross unrealized appreciation (000)	$2,328
Gross unrealized depreciation (000)	(3,975)

Net unrealized depreciation (000)	$(1,647)

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $150,408.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $4,440 and represents 1.2% of net assets as of August 31, 2007.
(D)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2007.
(E)	Par and Value are less than $500.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 89.0%
Federal Home Loan Mortgage Corporation — 0.8%
12.250%, 08/01/15	$79	$87
9.750%, 11/01/08 to 04/01/09	11	11
9.250%, 08/01/13	1	1
9.000%, 06/01/09 to 09/01/20	203	215
8.750%, 06/01/16 to 05/01/17	50	53
8.500%, 09/01/17 to 01/01/22	148	157
8.000%, 07/01/09 to 03/01/22	107	112
7.000%, 05/01/31	132	137
6.000%, 10/01/32	1,157	1,163

		1,936

Federal National Mortgage Association — 83.2%
12.500%, 05/01/15	94	106
11.250%, 05/01/14	15	17
10.000%, 06/01/21	16	18
9.000%, 06/01/09 to 10/01/19	25	26
8.500%, 11/01/21 to 09/01/23	42	45
8.000%, 12/01/17 to 03/01/23	20	21
7.500%, 09/01/22 to 05/01/32	815	852
7.000%, 12/01/15 to 10/01/32	1,052	1,090
6.500%, 12/01/12 to 08/01/36	8,154	8,294
6.500%, 10/01/36 (TBA)	4,000	4,059
6.000%, 09/01/17 to 05/01/37	23,204	23,230
6.000%, 10/01/36 (TBA)	17,500	17,475
5.500%, 11/01/09 to 08/01/37	54,902	53,828
5.500%, 09/01/37 (TBA)	29,000	28,325
5.000%, 06/01/18 to 11/01/35	58,120	55,746
4.926%, 01/01/36	7,684	7,516
4.500%, 04/01/18 to 06/01/20	15,953	15,346

		215,994

Government National Mortgage Association — 5.0%
17.000%, 11/15/11	47	55
15.000%, 06/15/11 to 01/15/13	617	716
14.500%, 09/15/12 to 08/15/14	5	6
14.000%, 05/15/11 to 02/15/15	203	233
13.500%, 05/15/10 to 01/20/15	238	271
13.000%, 11/15/10 to 06/20/15	238	270
12.750%, 09/20/13	31	35
12.500%, 04/15/10 to 01/20/16	470	527
12.000%, 08/15/12 to 09/15/15	232	264
11.500%, 02/15/13 to 08/15/14	66	74
9.250%, 12/15/16 to 05/15/21	67	73
9.000%, 09/15/08 to 11/15/24	476	506
8.750%, 08/15/08 to 12/15/16	53	57
8.500%, 01/15/17 to 09/15/24	362	388
8.250%, 06/15/08 to 07/15/08	3	3
8.000%, 04/15/17 to 05/20/30	959	1,018
7.500%, 09/20/15 to 09/20/30	1,893	1,984
7.000%, 12/15/10 to 06/15/32	3,248	3,382
6.500%, 10/15/22 to 09/15/31	2,323	2,369
6.000%, 07/20/29	873	880

		13,111

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $233,206)		231,041

U.S. GOVERNMENT AGENCY OBLIGATIONS — 11.6%
Federal Farm Credit Bank — 2.8%
5.195%, 09/10/07 (DN)# (A)	$5,300	$5,295
5.190%, 03/02/09# (B)	2,075	2,076

		7,371

Federal Home Loan Bank — 5.2%
5.760%, 09/13/07 (DN)# (A)	4,500	4,494
4.250%, 09/13/07 (DN)# (A)	8,925	8,916

		13,410

Federal Home Loan Mortgage Corporation — 1.6%
5.125%, 09/13/07 (DN)# (A)	4,000	3,995

Federal National Mortgage Association — 2.0%
4.600%, 09/13/07 (DN)# (A)	5,300	5,293

Total U.S. Government Agency Obligations
(Cost $30,057)		30,069

ASSET BACKED SECURITIES — 7.5%
Credit Cards — 7.5%
American Express Credit Account Master Trust, Series 2003-2, Cl A
5.721%, 10/15/10# (B)	4,550	4,550
Chase Issuance Trust, Series 2005-A3, Cl A
5.631%, 10/17/11# (B)	5,000	4,986
Citibank Credit Card Issuance Trust, Series 2005-A10, Cl A10
5.621%, 12/15/10# (B)	5,000	4,988
MBNA Credit Card Master Note Trust, Series 2006-A4, Cl A4
5.601%, 09/15/11# (B)	5,000	4,983

Total Asset Backed Securities
(Cost $19,552)		19,507

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.1%
Fannie Mae, Series 1992-29, Cl Z
8.000%, 02/25/22	50	50
Fannie Mae, Series 2003-64, Cl BX
6.000%, 03/25/30	3,536	3,586
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	83	83
Freddie Mac, Series 2869, Cl MD
5.000%, 02/15/29	7,000	6,896
Structured Mortgage Asset Residential Trust, Series 1992-2, Cl I
8.250%, 06/25/19	217	216

Total Collateralized Mortgage Obligations
(Cost $10,672)		10,831

Allegiant Government Mortgage Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATION — 4.1%
U.S. Treasury Note — 4.1%
4.500%, 05/15/10##	$10,500	$10,594

(Cost $10,371)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 2.8%
Allegiant Advantage Institutional Money Market Fund, Class I††	7,208,819	7,209

(Cost $7,209)
Total Investments Before Collateral for Loaned Securities — 119.0%
(Cost $311,067)		309,251

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 3.3%
Commercial Paper† — 0.0%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$88	88
Master Notes — 0.9%
Bank of America
5.435%, 09/04/07	774	774
Bear Stearns
5.575%, 09/05/07	663	663
JPMorgan Securities
5.455%, 09/17/07	840	840

		2,277

Medium Term Notes — 0.7%
Liquid Funding LLC
5.356%, 11/30/07 (B)	243	243
5.339%, 06/11/08 (B)	221	221
Merrill Lynch
5.440%, 07/07/08 (B)	619	620
Morgan Stanley Dean Witter
5.150%, 08/01/08 (B)	88	89
5.200%, 08/14/08 (B)	88	88
National City Bank of Indiana
5.449%, 04/18/08† (B)	619	619

		1,880

Municipal Security — 0.0%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (B)	44	44

Repurchase Agreements — 1.7%
Bank of America
5.430%, 09/04/07	123	123
Bear Stearns
5.450%, 09/04/07	1,326	1,326
5.475%, 09/04/07	133	133
Lehman Brothers
5.455%, 09/04/07	2,700	2,700

		4,282

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $8,571)		8,571

TOTAL INVESTMENTS — 122.4%
(Cost $319,638)*		317,822

Other Assets & Liabilities — (22.4)%		(58,164)

TOTAL NET ASSETS — 100.0%		$259,658

*	Aggregate cost for Federal income tax purposes is (000) $319,638.

Gross unrealized appreciation (000)	$1,346
Gross unrealized depreciation (000)	(3,162)

Net unrealized depreciation (000)	$(1,816)

†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.
#	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
##	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $8,447.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 48.5%
U.S. Treasury Notes — 48.5%
6.500%, 02/15/10	$10	$10
4.875%, 08/15/09#	10,525	10,657
4.875%, 07/31/11#	87,840	89,885
4.875%, 08/15/16#	25,460	26,102
4.750%, 05/15/14#	1,355	1,386
4.250%, 10/31/07#	27,000	27,025
3.875%, 05/15/09#	6,245	6,212
3.250%, 08/15/08#	8,020	7,941

Total U.S. Treasury Obligations
(Cost $167,904)		169,218

CORPORATE BONDS — 17.6%
Cable — 0.3%
Time Warner Cable
5.850%, 05/01/17 (A)	1,000	979

Energy — 0.9%
Apache
5.250%, 04/15/13	1,000	996
Energy Transfer Partners
5.950%, 02/01/15	1,000	979
XTO Energy
4.900%, 02/01/14	1,160	1,114

		3,089

Financials — 10.0%
Bank of America
6.000%, 09/01/17	2,100	2,124
Bank One
5.250%, 01/30/13	2,665	2,648
BB&T
4.750%, 10/01/12	1,625	1,582
Bear Stearns
5.350%, 02/01/12	1,475	1,417
Capmark Financial Group
5.875%, 05/10/12 (A)	900	798
CIT Group
5.650%, 02/13/17	400	351
CIT Group (MTN)
5.125%, 09/30/14	765	660
Citigroup
7.250%, 10/01/10	5,074	5,380
General Electric Capital, Cl A (MTN)
6.000%, 06/15/12	3,565	3,674
5.450%, 01/15/13	430	434
Goldman Sachs
5.000%, 10/01/14	2,500	2,368
HSBC Finance
6.750%, 05/15/11	2,800	2,908
6.375%, 10/15/11	625	642
ING USA Global Funding
4.500%, 10/01/10	1,400	1,381
International Lease Finance (MTN)
5.650%, 06/01/14	700	697
KeyBank
5.800%, 07/01/14	980	983
Merrill Lynch
6.400%, 08/28/17	600	613
Morgan Stanley
4.750%, 04/01/14	2,000	1,872
Republic New York
7.750%, 05/15/09	1,770	1,848
Residential Capital
6.375%, 06/30/10	700	539
6.500%, 04/17/13	775	584
SLM (MTN)
5.000%, 10/01/13	1,490	1,290
Wells Fargo
4.950%, 10/16/13	315	307

		35,100

Healthcare — 0.3%
WellPoint
5.000%, 12/15/14	1,000	957

Industrials — 0.4%
Centex
6.500%, 05/01/16	875	796
D.R. Horton
6.875%, 05/01/13	750	698

		1,494

Insurance — 0.7%
American General Finance (MTN)
3.875%, 10/01/09	1,415	1,382
Genworth Financial
5.650%, 06/15/12	950	961

		2,343

Metals & Mining — 0.3%
BHP Billiton
5.400%, 03/29/17	975	959

Real Estate Investment Trusts — 0.9%
ERP Operating
5.500%, 10/01/12	965	956
iStar Financial
5.950%, 10/15/13	1,000	949
Realty Income
5.950%, 09/15/16	1,225	1,203

		3,108

Retail — 0.3%
CVS Caremark
5.750%, 06/01/17	960	940

Telecommunications — 1.1%
AT&T
5.625%, 06/15/16	910	899
Nextel Communications
7.375%, 08/01/15	875	882
Telefonica Emisiones SAU
6.221%, 07/03/17	870	878
Verizon Communications
5.550%, 02/15/16#	1,350	1,330

		3,989

Utilities — 2.4%
Consumers Energy, Cl F
4.000%, 05/15/10	1,035	1,001
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	880	858

Allegiant Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Utilities — continued
Nisource Finance
6.400%, 03/15/08	$900	$902
Pacificorp
5.450%, 09/15/13	1,040	1,038
PSI Energy
6.050%, 06/15/16	1,225	1,247
Southern
5.300%, 01/15/12	670	669
Virginia Electric & Power
4.750%, 03/01/13	1,835	1,769
Xcel Energy
5.613%, 04/01/17 (A)	1,100	1,091

		8,575

Total Corporate Bonds
(Cost $62,723)		61,533

COLLATERALIZED MORTGAGE OBLIGATIONS — 12.3%
Freddie Mac, Series 2004-2812, Cl OD
5.000%, 12/15/29	12,192	11,965
Freddie Mac, Series 2635, Cl DT
3.500%, 01/15/18	993	928
Freddie Mac, Series 2825, Cl PM
5.500%, 03/15/30	6,845	6,819
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	5,700	5,141
Freddie Mac, Series 2904, Cl PC
5.500%, 05/15/31	7,214	7,176
Ginnie Mae, Series 2003-113, Cl VB
4.500%, 02/16/22	5,035	4,728
Ginnie Mae, Series 2003-42, Cl A
4.000%, 01/16/30	888	840
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.732%, 07/25/34 (B)	5,530	5,285

Total Collateralized Mortgage Obligations
(Cost $42,827)		42,882

U.S. GOVERNMENT AGENCY MORTGAGE — BACKED OBLIGATIONS — 8.4%
Federal Home Loan Mortgage Corporation — 0.7%
3.500%, 05/01/11	2,641	2,514

Federal National Mortgage Association — 7.7%
6.000%, 10/01/36	10,098	10,091
5.500%, 10/01/09	8	8
5.500%, 04/01/37	6,853	6,694
5.500%, 09/01/37 (TBA)	1,045	1,020
5.456%, 01/01/36 (B)	8,989	8,926

		26,739

Government National Mortgage Association — 0.0%
9.000%, 09/15/08	2	2
9.000%, 10/15/08	2	2
9.000%, 11/15/08	4	4
9.000%, 12/15/08	4	4
9.000%, 02/15/09	6	6
9.000%, 03/15/09	–(C)	1
9.000%, 04/15/09	11	11
9.000%, 05/15/09	18	18
9.000%, 07/15/09	2	2

		50

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $29,680)		29,303

ASSET BACKED SECURITIES — 6.9%
Automotive — 3.0%
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A3
5.130%, 05/15/11	6,000	5,984
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	4,500	4,444

		10,428

Credit Cards — 2.0%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	7,190	7,217

Utilities — 1.9%
PSE&G Transition Funding LLC, Series 2001-1, Cl A8
6.890%, 12/15/17	6,000	6,640

Total Asset Backed Securities
(Cost $24,271)		24,285

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal National Mortgage Association — 4.8%
5.125%, 10/31/07 (DN)# (D)	5,030	4,992
5.020%, 11/14/07 (DN) (D)	10,880	10,777
4.600%, 09/13/07 (DN)## (D)	1,045	1,044

Total U.S. Government Agency Obligations
(Cost $16,798)		16,813

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.7%
Allegiant Advantage Institutional Money Market Fund, Class I†	5,976,072	5,976

(Cost $5,976)
Total Investments Before Collateral for Loaned Securities — 100.2%
(Cost $350,179)		350,010

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 46.3%
Commercial Paper†† — 0.5%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$1,670	$1,668

Master Notes — 12.3%
Bank of America
5.435%, 09/04/07	14,614	14,614
Bear Stearns
5.575%, 09/05/07	12,526	12,526
JPMorgan Securities
5.455%, 09/17/07	15,867	15,867

		43,007

Medium Term Notes — 10.2%
Liquid Funding LLC
5.356%, 11/30/07 (B)	4,593	4,592
5.339%, 06/11/08 (B)	4,175	4,175
Merrill Lynch
5.440%, 07/07/08 (B)	11,691	11,708
Morgan Stanley Dean Witter
5.150%, 08/01/08 (B)	1,670	1,670
5.200%, 08/14/08 (B)	1,670	1,670
National City Bank of Indiana
5.449%, 04/18/08† (B)	11,691	11,698

		35,513

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07(B)	835	835

Repurchase Agreements — 23.1%
Bank of America
5.430%, 09/04/07	2,322	2,322
Bear Stearns
5.475%, 09/04/07	2,505	2,505
5.450%, 09/04/07	25,052	25,052
Lehman Brothers
5.455%, 09/04/07	50,990	50,990

		80,869

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $161,892)		161,892

TOTAL INVESTMENTS — 146.5%
(Cost $512,071)*		511,902

Other Assets & Liabilities — (46.5)%		(162,422)

TOTAL NET ASSETS — 100.0%		$349,480

*	Aggregate cost for Federal income tax purposes is (000) $512,398.

Gross unrealized appreciation (000)	$1,774
Gross unrealized depreciation (000)	(2,270)

Net unrealized depreciation (000)	$(496)

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $158,685.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $2,868 and represents 0.8% of net assets as of August 31, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(C)	Par is less than $500.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

Cl — Class

DN — Discount Note

LLC — Limited Liability Company

MTN — Medium Term Note

TBA — To Be Announced

See Notes to Schedules of Investments.

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 28.1%
U.S. Treasury Notes — 28.1%
4.875%, 05/31/09#	$4,480	$4,531
4.500%, 05/15/10	4,250	4,288
3.875%, 09/15/10#	12,380	12,281
3.500%, 12/15/09#	4,000	3,941
3.375%, 09/15/09#	20,440	20,131

Total U.S. Treasury Obligations
(Cost $44,691)		45,172

ASSET BACKED SECURITIES — 19.4%
Automotive — 11.7%
Carmax Auto Owner Trust, Series 2005-2, Cl A4
4.340%, 09/15/10	2,060	2,031
Chase Manhattan Auto Owner Trust, Series 2006-A, Cl A3
5.340%, 07/15/10	2,000	1,999
DaimlerChrysler Auto Trust, Series 2005-B, Cl A4
4.200%, 07/08/10	2,700	2,668
Hyundai Auto Receivables Trust, Series 2004-A, Cl A3
2.970%, 05/15/09	363	361
Nissan Auto Receivables Owner Trust, Series 2005-A4, Cl A
3.820%, 07/15/10	2,400	2,371
USAA Auto Owner Trust, Series 2006-1, Cl A3
5.010%, 09/15/10	2,790	2,784
Wachovia Auto Owner Trust, Series 2005-A, Cl A3
4.060%, 09/21/09	1,511	1,502
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	2,350	2,321
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	851	848
World Omni Auto Receivables Trust, Series 2006-B, Cl A3
5.150%, 11/15/10	2,000	1,995

		18,880

Credit Cards — 5.4%
Bank One Issuance Trust, Series 2003-A7, Cl A7
3.350%, 03/15/11	3,000	2,954
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,900	1,922
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11
3.650%, 03/15/11	3,800	3,739

		8,615

Mortgage Related — 2.3%
Bear Stearns, Series 1999-2, Cl AF2
7.910%, 10/25/29 (A)	232	231
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Cl 1A6
5.214%, 08/25/13	2,188	2,125
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-1, Cl 1A4
4.111%, 08/25/30	1,178	1,148
GE Capital Mortgage Services, Series 1999-HE1, Cl A7
6.265%, 04/25/29	178	177

		3,681

Total Asset Backed Securities
(Cost $31,247)		31,176

COLLATERALIZED MORTGAGE OBLIGATIONS — 17.8%
Bank of America Mortgage Securities, Series 2003-A, Cl 2A1
3.983%, 02/25/33 (B)	372	371
Bank of America Mortgage Securities, Series 2003-E, Cl 2A1
4.033%, 06/25/33 (B)	911	907
Chase Mortgage Finance, Series 2003-S4, Cl 2A2
5.000%, 04/25/18	1,032	1,023
Countrywide Alternative Loan Trust, Series 2004-29CB, Cl A6
4.000%, 01/25/35	664	653
Countrywide Home Loans, Series 2004-HYB4, Cl 3A
4.573%, 09/20/34 (B)	1,573	1,539
Fannie Mae, Series 2002-74, Cl KD
5.500%, 02/25/17	896	899
Fannie Mae, Series 2002-94, Cl BA
5.000%, 05/25/27	1,691	1,682
Fannie Mae, Series 2003-36, Cl CA
4.500%, 06/25/17	2,529	2,482
Fannie Mae, Series 2006-B2, Cl AB
5.500%, 05/25/14	2,101	2,107
First Horizon Asset Securities Series 2004-1 CI 1A1
5.500%, 03/25/34	794	791
Freddie Mac, Series 2003-2590, Cl PC
4.500%, 02/15/26	4,010	3,982
Freddie Mac, Series 2004-H017, Cl A3
4.178%, 07/15/11	2,128	2,102
Freddie Mac, Series 2523, Cl JB
5.000%, 06/15/15	336	335
Freddie Mac, Series 2608, Cl PF
5.500%, 09/15/27	2,000	2,012
Freddie Mac, Series 2712, Cl PV
4.500%, 03/15/11	1,264	1,258
Ginnie Mae, Series 2002-20, Cl PM
4.500%, 03/20/32	371	360
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	455	440
Ginnie Mae, Series 2004-76, Cl NA
4.500%, 08/20/27	1,434	1,425
Residential Funding Mortgage Securities, Series 2003-S11, Cl A7
3.500%, 06/25/18	1,318	1,285

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Structured Asset Securities, Series, 2003-1, Cl 2A1
6.000%, 02/25/18	$1,254	$1,260
Washington Mutual, Series 2002-S8, Cl 2A1
4.500%, 01/25/18	157	157
Wells Fargo MBS Trust, Series 2003-11, Cl A1
3.500%, 10/25/18	1,472	1,458

Total Collateralized Mortgage Obligations
(Cost $28,602)		28,528

CORPORATE BONDS — 16.3%
Cable — 0.6%
Comcast MO of Delaware
9.000%, 09/01/08	1,000	1,032

Financial Conduits — 0.4%
Core Investment Grade Bond Trust I
4.642%, 11/30/07 (B)	600	598

Financials — 9.8%
Associates Corp. of North America
8.550%, 07/15/09	1,250	1,319
Caterpillar Financial Services (MTN)
4.500%, 09/01/08	1,480	1,467
CIT Group
5.000%, 11/24/08	1,000	969
FleetBoston Financial
7.375%, 12/01/09	500	527
General Electric Capital (MTN)
5.200%, 02/01/11	1,500	1,511
Goldman Sachs
6.875%, 01/15/11	1,000	1,043
HSBC Finance
8.000%, 07/15/10	1,500	1,607
JPMorgan Chase
6.375%, 04/01/08	1,750	1,756
Merrill Lynch (MTN)
4.831%, 10/27/08	735	724
National Westminster Bank PLC
7.375%, 10/01/09	538	566
Republic New York
7.750%, 05/15/09	720	752
Residential Capital
6.125%, 11/21/08	410	342
SLM (MTN)
4.000%, 01/15/09	1,022	977
US Bancorp
6.875%, 09/15/07	500	500
Wachovia
5.300%, 10/15/11	1,650	1,645

		15,705

Insurance — 1.6%
Allstate Life Global Funding Trusts (MTN)
3.850%, 01/25/08	1,000	993
American General Finance (MTN)
4.625%, 05/15/09	400	398
Genworth Financial
5.231%, 05/16/09	355	352
Reliastar Financial
6.500%, 11/15/08	810	817

		2,560

Real Estate Investment Trusts — 0.7%
iStar Financial
5.750%, 03/03/08(B)	650	644
Simon Property Group LP
6.375%, 11/15/07	425	425

		1,069

Telecommunications — 1.0%
British Telecommunications PLC
8.625%, 12/15/10	390	428
GTE
6.460%, 04/15/08	1,255	1,261

		1,689

Transportation — 0.3%
FedEx
5.500%, 08/15/09	500	504

Utilities — 1.9%
Appalachian Power
3.600%, 05/15/08	400	394
Dominion Resources
5.125%, 12/15/09	550	547
Florida Power
5.975%, 11/14/08 (B)	380	380
MidAmerican Energy Holdings
4.625%, 10/01/07	665	664
Tiers Trust
6.500%, 10/01/07 (C)	525	524
Xcel Energy
3.400%, 07/01/08	560	551

		3,060

Total Corporate Bonds
(Cost $26,369)		26,217

U.S. GOVERNMENT AGENCY MORTGAGE — BACKED OBLIGATIONS — 15.2%
Federal Home Loan Mortgage Corporation — 3.6%
6.000%, 05/01/21	2,749	2,783
5.500%, 02/01/10	282	284
5.500%, 06/01/10	441	443
5.000%, 10/01/09	810	808
3.500%, 09/01/08	1,578	1,540

		5,858

Federal National Mortgage Association — 11.6%
7.500%, 07/01/08	2	3
6.000%, 09/01/16	911	922
5.554%, 09/01/36 (B)	2,180	2,203
5.500%, 10/01/09	306	307
5.500%, 09/01/17	1,982	1,977
5.188%, 12/01/34 (B)	1,051	1,040
5.000%, 11/01/12	1,202	1,198
4.926%, 01/01/36 (B)	2,969	2,904
4.894%, 07/01/34 (B)	1,917	1,906
4.870%, 04/01/35 (B)	2,845	2,801
4.658%, 11/01/32 (B)	443	450
4.308%, 10/01/33 (B)	1,158	1,148

Allegiant Limited Maturity Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE — BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.006%, 08/01/33 (B)	$1,766	$1,723

		18,582

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $24,670)		24,440

COMMERCIAL MORTGAGE-BACKED SECURITY — 2.1%
Credit Suisse First Boston Mortgage Securities, Series 2004-C1, Cl A2
3.516%, 01/15/37	3,388	3,325

Total Commercial Mortgage-Backed Security
(Cost $3,261)		3,325

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.6%
Allegiant Advantage Institutional Money Market Fund, Class I†	994,572	995

(Cost $995)
Total Investments Before Collateralfor Loaned Securities – 99.5%
(Cost $159,835)		159,853

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.0%
Commercial Paper†† — 0.3%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$364	364
Master Notes — 5.8%
Bank of America
5.435%, 09/04/07	3,183	3,183
Bear Stearns
5.575%, 09/05/07	2,728	2,728
JPMorgan Securities
5.455%, 09/17/07	3,456	3,456

		9,367

Medium Term Notes — 4.8%
Liquid Funding LLC
5.356%, 11/30/07 (B)	1,000	1,000
5.339%, 06/11/08 (B)	909	909
Merrill Lynch
5.440%, 07/07/08 (B)	2,546	2,550
Morgan Stanley Dean Witter
5.150%, 08/01/08 (B)	364	364
5.200%, 08/14/08 (B)	364	364
National City Bank of Indiana
5.449%, 04/18/08† (B)	2,546	2,548

		7,735

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (B)	182	182

Repurchase Agreements — 11.0%
Bank of America
5.430%, 09/04/07	505	505
Bear Stearns
5.475%, 09/04/07	546	546
5.450%, 09/04/07	5,457	5,457
Lehman Brothers
5.455%, 09/04/07	11,106	11,106

		17,614

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $35,262)		35,262

TOTAL INVESTMENTS — 121.5%
(Cost $195,097)**		195,115

Other Assets & Liabilities — (21.5)%		(34,475)

TOTAL NET ASSETS — 100.0%		$160,640

**	Aggregate cost for Federal income tax purposes is (000) $195,097.

Gross unrealized appreciation (000)	$842
Gross unrealized depreciation (000)	(824)

Net unrealized appreciation (000)	$18

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $34,843.
(A)	Stepped Coupon Bond — the rate shown is the rate in effect on August 31, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $524 and represents 0.3% of net assets as of August 31, 2007.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

See Notes to Schedules of Investments.

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 47.7%
U.S. Treasury Bonds — 10.7%
6.250%, 08/15/23#	$29,495	$34,004
5.375%, 02/15/31#	10,395	11,145
4.500%, 02/15/36	170	161

		45,310

U.S. Treasury Notes — 37.0%
5.500%, 05/15/09#	6,000	6,128
4.875%, 08/15/09#	2,620	2,653
4.875%, 07/31/11#	129,515	132,530
4.875%, 08/15/16#	10,650	10,919
4.750%, 05/15/14#	4,450	4,552
4.625%, 02/15/17#	1,000	1,006

		157,788

Total U.S. Treasury Obligations
(Cost $200,555)		203,098

CORPORATE BONDS — 16.9%
Cable — 0.4%
CSC Holdings, Cl B
8.125%, 08/15/09	390	394
Time Warner Cable
5.850%, 05/01/17(A)	1,250	1,224

		1,618

Consumer Non-Cyclical — 0.6%
ACCO Brands
7.625%, 08/15/15	235	221
Constellation Brands
7.250%, 05/15/17(A)	350	341
GSC Holdings
8.000%, 10/01/12	590	611
Hanesbrands
8.784%, 12/15/14(B)	545	547
Iron Mountain
7.750%, 01/15/15	390	381
Quiksilver
6.875%, 04/15/15	350	326

		2,427

Consumer Services — 1.0%
Education Management LLC
8.750%, 06/01/14	700	714
Fontainebleau Las Vegas Holdings
10.250%, 06/15/15#(A)	650	561
Gaylord Entertainment
8.000%, 11/15/13	275	272
MGM Mirage
8.375%, 02/01/11	300	308
7.625%, 01/15/17	310	308
Mohegan Tribal Gaming Authority
7.125%, 08/15/14	740	727
Royal Caribbean Cruises
7.250%, 06/15/16	400	391
Universal City Development Partners
11.750%, 04/01/10	500	528
Universal City Florida Holding
8.375%, 05/01/10	310	309

		4,118

Consumer Staples — 0.2%
Del Monte
8.625%, 12/15/12	1,015	1,030
Energy — 1.9%
Chesapeake Energy
7.500%, 06/15/14#	950	967
ConocoPhillips Canada Funding
5.950%, 10/15/36	1,000	980
Denbury Resources
7.500%, 04/01/13	725	727
MarkWest Energy Partners
8.500%, 07/15/16	450	450
Nexen
6.400%, 05/15/37	1,220	1,191
OPTI Canada
8.250%, 12/15/14(A)	800	814
PHI
7.125%, 04/15/13	650	612
Southern Union
7.200%, 11/01/45(B)	1,030	1,042
TEPPCO Partners
7.000%, 06/01/49(B)	1,225	1,143

		7,926

Financials — 6.7%
Bank of America
7.800%, 09/15/16	3,300	3,741
Capmark Financial Group
5.875%, 05/10/12(A)	1,000	886
CIT Group
6.100%, 03/15/49(B)	950	701
Citigroup
7.250%, 10/01/10	3,045	3,229
Countrywide Financial (MTN)
5.470%, 06/18/08(B)	515	491
Ford Motor Credit
7.250%, 10/25/11	1,075	981
General Electric Capital, Cl A (MTN)
6.000%, 06/15/12	3,475	3,581
General Motors Acceptance Corporation
6.750%, 12/01/14	365	310
Global Cash Access LLC
8.750%, 03/15/12	420	428
Goldman Sachs Capital II
5.793%, 06/01/49(B)	685	629
HSBC Finance
6.375%, 10/15/11	2,175	2,235
ING USA Global Funding
4.500%, 10/01/10	920	907
Janus Capital Group
6.700%, 06/15/17	600	605
JPMorgan Chase Capital XXII
6.450%, 02/02/37	1,875	1,670
KeyBank
5.800%, 07/01/14	800	802
Lloyds TSB Group PLC
6.267%, 11/14/16 (A) (B)	1,400	1,294
Merrill Lynch
6.400%, 08/28/17	700	715
Morgan Stanley
4.750%, 04/01/14	1,635	1,531
MUFG Capital Finance 1
6.346%, 07/25/16(B)	725	693

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Regions Financing Trust II
6.625%, 05/01/47 (B)	$500	$462
Residential Capital
6.500%, 04/17/13	455	343
6.375%, 06/30/10	740	570
SLM (MTN)
5.375%, 05/15/14	980	841
Wachovia Capital Trust III
5.800%, 08/29/49 (B)	925	923

		28,568

Industrials — 1.4%
Beazer Homes USA
8.625%, 05/15/11#	825	664
Centex
6.500%, 05/01/16	1,010	919
D.R. Horton
6.875%, 05/01/13	950	884
H&E Equipment Services
8.375%, 07/15/16#	300	309
Hawker Beechcraft Acquisition LLC
9.750%, 04/01/17# (A)	500	496
K. Hovnanian Enterprises
8.625%, 01/15/17#	1,515	1,204
Neenah Foundary
9.500%, 01/01/17	700	634
Stanley Works Capital Trust I
5.902%, 12/01/45 (B)	750	695

		5,805

Insurance — 0.5%
American General Finance (MTN)
3.875%, 10/01/09	805	786
AXA SA
6.379%, 12/14/49 (A) (B)	975	882
ING Groep NV
5.775%, 12/29/49# (B)	750	722

		2,390

Media — 0.6%
DIRECTV Group
8.375%, 03/15/13	736	763
Echostar DBS
7.125%, 02/01/16	250	246
Idearc
8.000%, 11/15/16	675	670
Time Warner
6.500%, 11/15/36	935	900

		2,579

Metals & Mining — 0.3%
BHP Billiton
5.400%, 03/29/17	1,200	1,180

Real Estate Investment Trusts — 0.3%
iStar Financial
5.950%, 10/15/13	1,250	1,186

Retail — 0.2%
Home Depot
5.875%, 12/16/36	1,150	994

Technology — 0.2%
Sungard Data Systems
10.250%, 08/15/15#	550	569
TransDigm
7.750%, 07/15/14	400	404

		973

Telecommunications — 1.0%
AT&T
5.625%, 06/15/16	510	504
GTE
6.940%, 04/15/28	1,490	1,553
Nextel Communications
7.375%, 08/01/15	1,115	1,123
Telefonica Emisiones SAU
6.221%, 07/03/17	1,000	1,009

		4,189

Transportation — 0.6%
Avis Budget Car Rental
7.750%, 05/15/16	675	658
FedEx
6.720%, 01/15/22	1,292	1,355
Hertz
8.875%, 01/01/14	300	312
Kansas City Southern de Mexico SA de CV
7.375%, 06/01/14 (A)	175	170

		2,495

Utilities — 1.0%
Bruce Mansfield Unit
6.850%, 06/01/34 (A)	650	680
Edison Mission Energy
7.750%, 06/15/16	560	567
Midamerican Energy
6.750%, 12/30/31	1,065	1,149
National Rural Utilities Cooperative Finance
5.450%, 04/10/17	1,020	995
NRG Energy
7.250%, 02/01/14	600	595
Wisconsin Energy
6.250%, 05/15/49 (B)	480	466

		4,452

Total Corporate Bonds
(Cost $74,937)		71,930

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 11.7%
Federal Home Loan Mortgage Corporation — 0.0%
8.750%, 05/01/08	–(C)	–(C)
7.500%, 12/01/10	–(C)	–(C)

		–

Federal National Mortgage Association — 11.7%
6.000%, 12/01/36	9,770	9,763
5.500%, 09/01/17	3,702	3,692
5.500%, 11/01/21	2,328	2,315
5.500%, 04/01/37	9,917	9,687
5.500%, 09/01/37 (TBA)	785	767
5.000%, 06/01/20	4,248	4,150
5.000%, 11/01/21	1,990	1,943
4.870%, 04/01/35 (B)	7,823	7,702

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
4.500%, 09/01/35	$10,566	$9,780

		49,799

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $50,699)		49,799

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Federal Home Loan Bank — 2.6%
4.750%, 03/14/08	11,300	11,270

Federal National Mortgage Association — 5.2%
5.125%, 10/31/07 (DN)# (D)	12,665	12,568
5.020%, 11/14/07 (DN) (D)	8,825	8,742
4.600%, 09/13/07 (DN)## (D)	605	605

		21,915

Total U.S. Government Agency Obligations
(Cost $33,174)		33,185

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.7%
Fannie Mae, Series 2003-69, Cl PM
3.500%, 07/25/33	4,384	3,888
Fannie Mae, Series 2005-87, Cl NH
5.000%, 10/25/25	9,750	9,000
First Horizon Mortgage Trust, Series 2004-4, Cl 2A3
4.500%, 07/25/19	4,294	3,978
Freddie Mac, Series 2004-2882, Cl BA
5.000%, 10/15/32	5,800	5,462
Residential Funding Mortgage Securities, Series 2004-S6, Cl 3A2
4.500%, 06/25/19	7,200	6,578
Wells Fargo Securities Trust, Series 2004-K, Cl 2A11
4.732%, 07/25/34 (B)	4,000	3,823

Total Collateralized Mortgage Obligations
(Cost $33,311)		32,729

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Cl A4A
4.871%, 09/11/42	4,100	3,922
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Cl A4
5.400%, 07/15/44 (B)	5,300	5,216
CS First Boston Mortgage Securities, Series 2005-C6, Cl A4
5.230%, 12/15/40 (B)	4,500	4,397

Total Commercial Mortgage-Backed Securities
(Cost $13,732)		13,535

ASSET BACKED SECURITIES — 3.1%
Automotive — 0.8%
WFS Financial Owner Trust, Series 2005-3, Cl A4
4.390%, 05/17/13	3,325	3,284

Credit Cards — 1.6%
Citibank Credit Card Issuance Trust, Series 2006-A5, Cl A5
5.300%, 05/20/11	6,700	6,725

Other — 0.7%
Atlantic City Electric Transition Funding LLC, Series 2002-1, Cl A4
5.550%, 10/20/23	3,175	3,226

Total Asset Backed Securities
(Cost $13,111)		13,235

LOAN AGREEMENTS — 0.4%
HCA
7.610%, 11/18/12 (B) (E)	1,000	958
Seminole Tribe of Florida, Tranche B-1
6.875%, 03/05/14 (E) (F) (G)	78	76
Seminole Tribe of Florida, Tranche B-2
6.875%, 03/05/14 (E) (G)	350	342
Seminole Tribe of Florida, Tranche B-3
6.875%, 03/05/14 (E) (G)	347	337

Total Loan Agreements
(Cost $1,734)		1,713

NON-AGENCY MORTGAGE-BACKED SECURITY — 0.0%
Thirty-Seventh FHA Insurance Project
7.430%, 05/01/22 (E) (H)	39	39

(Cost $40)

	Number of Shares
AFFILIATED MONEY MARKET FUND — 4.3%
Allegiant Advantage Institutional Money Market Fund, Class I†	18,175,791	18,176

(Cost $18,176)
Total Investments Before Collateral for Loaned Securities — 102.8%
(Cost $439,469)		437,439

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 46.4%
Commercial Paper†† — 0.5%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$2,036	2,033

Master Notes — 12.3%
Bank of America
5.435%, 09/04/07	17,813	17,813
Bear Stearns
5.575%, 09/05/07	15,269	15,269
JPMorgan Securities
5.455%, 09/17/07	19,340	19,340

		52,422

Allegiant Total Return Advantage Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — continued
Medium Term Notes — 10.2%
Liquid Funding LLC
5.356%, 11/30/07 (B)	$5,599	$5,597
5.339%, 06/11/08 (B)	5,090	5,089
Merrill Lynch
5.440%, 07/07/08 (B)	14,251	14,272
Morgan Stanley Dean Witter
5.150%, 08/01/08 (B)	2,036	2,036
5.200%, 08/14/08 (B)	2,036	2,036
National City Bank of Indiana
5.449%, 04/18/08† (B)	14,251	14,259

		43,289

Municipal Security — 0.2%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07 (B)	1,018	1,018

Repurchase Agreements — 23.2%
Bank of America
5.430%, 09/04/07	2,830	2,830
Bear Stearns
5.475%, 09/04/07	3,054	3,054
5.450%, 09/04/07	30,537	30,537
Lehman Brothers
5.455%, 09/04/07	62,154	62,154

		98,575

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $197,337)		197,337

TOTAL INVESTMENTS — 149.2%
(Cost $636,806)*		634,776

Other Assets & Liabilities — (49.2)%		(209,332)

TOTAL NET ASSETS — 100.0%		$425,444

*	Aggregate cost for Federal income tax purposes is (000) $636,918.

Gross unrealized appreciation (000)	$3,205
Gross unrealized depreciation (000)	(5,347)

Net unrealized depreciation (000)	$(2,142)

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $193,535.
##	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $7,348 and represents 1.7% of net assets as of August 31, 2007.
(B)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(C)	Par and Value are less than $500.
(D)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(E)	Illiquid Security. Total market value of illiquid securities is (000) $1,752 and represents 0.4% of net assets as of August 31, 2007.
(F)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.
(G)	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at August 31, 2007. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less that the stated maturity shown.
(H)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees.

Cl — Class

DN — Discount Note

FHA — Federal Housing Authority

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Liability Company

TBA — To Be Announced

Foreign Currency Exchange Contracts:

Settlement Month	Type	Contracts to Receive (000)	In Exchange For (000)	Contracts at Value (000)	Unrealized Appreciation (000)
09/07	Buy	JPY 960,000	$8,312	$8,324	$12

JPY — Japanese Yen

See Notes to Schedules of Investments.

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 25.0%
U.S. Treasury Notes — 25.0%
4.875%, 10/31/08#	$8,625	$8,684
4.875%, 08/15/09#	5,535	5,604
4.750%, 02/28/09#	2,725	2,745

Total U.S. Treasury Obligations
(Cost $16,964)		17,033

ASSET BACKED SECURITIES — 21.8%
Automotive — 9.0%
BMW Vehicle Owner Trust, Series 2005-A, Cl A3
4.040%, 02/25/09	415	414
Carmax Auto Owner Trust, Series 2005-1, Cl A4
4.350%, 03/15/10	1,630	1,614
Chase Manhattan Auto Owner Trust, Series 2006-B, Cl A2
5.280%, 10/15/09	889	888
DaimlerChrysler Auto Trust, Series 2005-B, Cl A3
4.040%, 09/08/09	972	968
Nissan Auto Receivables Owner Trust, Series 2005-B, Cl A3
3.990%, 07/15/09	684	680
USAA Auto Owner Trust, Series 2004-3, Cl A3
3.160%, 02/17/09	48	48
Wachovia Auto Owner Trust,
Series 2005-A, Cl A3
4.060%, 09/21/09	1,027	1,021
World Omni Auto Receivables Trust, Series 2005-A, Cl A3
3.540%, 06/12/09	480	478

		6,111

Credit Cards — 10.6%
American Express Credit Account Master Trust, Series 2003-2, Cl A
5.721%, 10/15/10 (A)	1,500	1,500
Bank One Issuance Trust, Series 2002-A3, Cl A3
3.590%, 05/17/10	2,000	1,998
Citibank Credit Card Issuance Trust, Series 2003-A9, Cl A9
5.440%, 11/22/10 (A)	750	749
Citibank Credit Card Master Trust I, Series 1999-2, Cl A
5.875%, 03/10/11	1,500	1,517
MBNA Credit Card Master Note Trust, Series 2003-A11, Cl A11
3.650%, 03/15/11	1,500	1,476

		7,240

Energy — 2.2%
Peco Energy Transition Trust, Series 1999-A, Cl A7
6.130%, 03/01/09	1,480	1,484

Total Asset Backed Securities
(Cost $14,815)		14,835

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.0%
Bank of America Mortgage Securities, Series 2003-A, Cl 1A1
7.372%, 02/25/33 (A)	16	16
Chase Mortgage Finance, Series 2004-S3, Cl 2A1
5.250%, 03/25/34	1,465	1,458
Fannie Mae, Series 2002-61, Cl PE
5.500%, 05/25/16	1,226	1,228
Fannie Mae, Series 2003-35, Cl MB
4.500%, 06/25/13	1,591	1,584
Fannie Mae, Series 2003-60, Cl PA
3.500%, 04/25/19	818	810
Fannie Mae, Series 2005-51, Cl PA
5.500%, 01/25/25	1,801	1,803
Fannie Mae, Series 2005-63, Cl PQ
4.500%, 10/25/24	1,393	1,382
Freddie Mac, Series 1602, Cl PH
6.000%, 04/15/23	548	549
Freddie Mac, Series 2513, Cl JC
5.000%, 06/15/14	161	160
Freddie Mac, Series 2527, Cl BN
5.000%, 02/15/16	1,203	1,198
Freddie Mac, Series 2714 Cl CK
4.000%, 06/15/24	522	518
Ginnie Mae, Series 2002-76, Cl TA
4.500%, 12/16/29	145	140

Total Collateralized Mortgage Obligations
(Cost $10,855)		10,846

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.8%
Federal Home Loan Bank — 4.8%
5.250%, 08/14/08	3,250	3,259

Federal Home Loan Mortgage Corporation — 6.4%
4.625%, 02/21/08	4,350	4,337

Federal National Mortgage Association — 2.6%
3.250%, 01/15/08	1,795	1,781

Total U.S. Government Agency Obligations
(Cost $9,373)		9,377

CORPORATE BONDS — 13.4%
Cable — 0.6%
Comcast MO of Delaware
9.000%, 09/01/08	415	428

Financial Conduits — 0.4%
Core Investment Grade Bond Trust I
4.642%, 11/30/07 (A)	275	274

Financials — 7.8%
CIT Group
5.000%, 11/24/08	175	170
Citigroup
5.416%, 11/01/07 (A)	1,000	1,000
John Deere Capital (MTN)
4.500%, 08/25/08	350	346
JPMorgan Chase
6.700%, 11/01/07	1,250	1,251
Republic New York
5.875%, 10/15/08	445	447

Allegiant Ultra Short Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
SLM (MTN)
3.625%, 03/17/08	$865	$852
Transamerica Finance
6.400%, 09/15/08	500	504
UBS Paine Webber Group
7.625%, 10/15/08	740	758

		5,328

Insurance — 1.6%
AXA Financial
6.500%, 04/01/08	400	402
Genworth Financial
5.231%, 05/16/09	160	159
Reliastar Financial
6.500%, 11/15/08	500	504

		1,065

Real Estate Investment Trusts — 0.4%
Simon Property Group LP
6.375%, 11/15/07	250	250

Utilities — 2.6%
Alabama Power
5.375%, 10/01/08	580	581
Appalachian Power
3.600%, 05/15/08	175	172
Florida Power
5.975%, 11/14/08 (A)	160	160
MidAmerican Energy Holdings
4.625%, 10/01/07	400	400
Tiers Trust
6.500%, 10/01/07 (B)	225	225
Xcel Energy
3.400%, 07/01/08	245	241

		1,779

Total Corporate Bonds
(Cost $ 9,147)		9,124

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 5.7%
Federal National Mortgage Association — 5.7%
5.500%, 12/01/11	1,728	1,735
5.135%, 01/01/36 (A)	2,118	2,108

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $ 3,859)		3,843

COMMERCIAL MORTGAGE-BACKED SECURITY — 2.6%
Credit Suisse First Boston Mortgage Securities,
Series 2004-C1, Cl A2
3.516%, 01/15/37	1,819	1,786

Total Commercial Mortgage-Backed Security
(Cost $ 1,751)		1,786

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.3%
Allegiant Money Market Fund, Class I†	909,405	909

(Cost $ 909)
Total Investments Before Collateral for Loaned Securities — 99.6%
(Cost $ 67,673)		67,753

	Par (000)
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 22.4%
Commercial Paper†† — 0.2%
Cooperative Association of Tractor Dealers, Cl A
6.207%, 09/04/07	$157	157

Master Notes — 6.0%
Bank of America
5.435%, 09/04/07	1,374	1,374
Bear Stearns
5.575%, 09/05/07	1,178	1,177
JPMorgan Securities
5.455%, 09/17/07	1,492	1,492

		4,043

Medium Term Notes — 4.9%
Liquid Funding LLC
5.356%, 11/30/07(A)	432	432
5.339%, 06/11/08(A)	393	392
Merrill Lynch
5.440%, 07/07/08(A)	1,099	1,101
Morgan Stanley Dean Witter
5.150%, 08/01/08(A)	157	157
5.200%, 08/14/08(A)	157	157
National City Bank of Indiana
5.449%, 04/18/08†(A)	1,099	1,100

		3,339

Municipal Security — 0.1%
Missouri Higher Education Loan Authority, Series G
5.918%, 09/26/07(A)	79	78

Repurchase Agreements — 11.2%
Bank of America
5.430%, 09/04/07	218	218
Bear Stearns
5.475%, 09/04/07	236	236
5.450%, 09/04/07	2,355	2,355
Lehman Brothers
5.455%, 09/04/07	4,794	4,794

		7,603

Total Short Term Investments Held as Collateral for Loaned Securities
(Cost $15,220)		15,220

Value (000)
TOTAL INVESTMENTS — 122.0%
(Cost $82,893)*	$82,973

Other Assets & Liabilities — (22.0)%	(14,976)

TOTAL NET ASSETS — 100.0%	$67,997

*	Aggregate cost for Federal income tax purposes is (000) $82,895.

Gross unrealized appreciation (000)	$184
Gross unrealized depreciation (000)	(106)

Net unrealized appreciation (000)	$78

†	See Note 3 in Notes to Schedules of Investments.
††	The rate shown is the effective yield at purchase date.
#	Security fully or partially on loan. Total Market Value of Securities on Loan is (000) $14,940.
(A)	Variable Rate Security — the rate shown is the rate in effect on August 31, 2007.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $225 and represents 0.3% of net assets as of August 31, 2007.

Cl — Class

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.1%
Alaska — 2.0%
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
3.940%, 07/01/37	$2,000	$2,000

Arizona — 1.7%
Tucson Street & Highway User Authority (RB) Series A (MBIA)
7.000%, 07/01/11	1,500	1,677

California — 0.3%
Foothill/Eastern Corridor Capital Appreciation (RB) (ETM) (FSA)
4.894%, 01/01/29 (A)	850	300

Colorado — 0.0%
Colorado Water Resource Power Development Authority (RB) Series A
6.300%, 09/01/14	35	35

Florida — 12.0%
Brevard County School Board (COP) Series C (AMBAC)
5.000%, 07/01/17	1,295	1,370
Florida Board of Education (GO) (ETM)
9.125%, 06/01/14	135	174
Florida Board of Education Capital Outlay (GO) Series D
5.750%, 06/01/22	1,000	1,056
Florida Department of Transportation (RB)
5.000%, 07/01/18	1,850	1,959
Gulf Breeze Capital Funding (RB) Series A (MBIA)(VDRN)
4.224%, 12/01/17	1,000	1,044
Hillsborough County Capital Improvement, Mosi & County Center Project (RB) (MBIA)
5.000%, 07/01/16	1,240	1,326
Orlando & Orange County Expressway Authority (RB) Series A (AMBAC)
5.250%, 07/01/16	1,500	1,594
Seminole County School Board (COP) Series A (AMBAC)
5.500%, 07/01/15	1,000	1,095
University of North Florida Financing Corporation, Housing Project (RB) (FGIC)
5.000%, 11/01/18	2,070	2,197

		11,815

Georgia — 7.3%
Atlanta Water & Wastewater Authority (RB) Series A (FGIC)
5.500%, 11/01/13	2,000	2,160
Fulton County Development Authority, Georgia Tech Athletic Association (RB) (AMBAC)
5.500%, 10/01/17	1,750	1,870
Georgia Municipal Electric Authority (RB) Series X (MBIA)
6.500%, 01/01/12	2,000	2,115
Georgia State (GO) Series B
6.650%, 03/01/09	1,000	1,043

		7,188

Hawaii — 2.1%
Honolulu City & County (GO) Series C (MBIA)
5.000%, 07/01/20	2,000	2,088

Illinois — 7.7%
Chicago (GO) Series A (MBIA)
5.500%, 01/01/14	160	170
Chicago, Prerefunded 01/01/11 @ 101 (GO) Series A (MBIA)
5.500%, 01/01/14	690	735
Illinois Highway Toll Authority (RB) Series A (FSA)
5.500%, 01/01/13	1,000	1,081
Illinois Sales Tax Program (RB) Series Q
6.000%, 06/15/12	1,000	1,073
Illinois State (GO) (FGIC)
5.500%, 02/01/16	1,000	1,062
Lake County Community Consolidated School District Number 50, Prerefunded 12/01/08 @ 100 (GO) Series A (FGIC)
6.000%, 12/01/20	1,000	1,028
Lake County Community Consolidated School District Number 50, Woodland (GO) (FSA)
5.000%, 01/01/19	1,280	1,343
University of Illinois (RB) (MBIA)
5.000%, 04/01/18	1,000	1,054

		7,546

Indiana — 14.2%
Ball State University, Housing and Dining System (RB) (FSA)
5.000%, 07/01/21	2,190	2,279
East Chicago Elementary School Building Corporation, First Mortgage (RB)
6.250%, 01/05/16	1,750	1,909
Fort Wayne South Side School Building Corporation, First Mortgage (RB) (FSA)
4.750%, 07/15/11	500	504
Hammond Multi-School Building Corporation, First Mortgage (RB) Series B (ETM)
6.000%, 01/15/18	1,000	1,123
Indianapolis Local Improvement Project (RB) Series D (AMBAC)
5.375%, 02/01/17	1,250	1,300
Purdue University (COP)
5.250%, 07/01/21	3,240	3,498
Wawasee Community School Corporation (RB) (FSA)
5.000%, 07/15/18	1,000	1,068
Westfield High School Building Corporation (RB) (FSA)
5.000%, 07/15/18	2,135	2,267

		13,948

Massachusetts — 3.4%
Massachusetts Bay Transportation Authority, General Transportation Systems Project (RB) Series A
5.750%, 03/01/18	655	656

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Massachusetts — continued
Massachusetts Health & Educational Facilities Authority, Berklee College of Music (RB) Series A
5.000%, 10/01/17	$500	$530
Massachusetts, Prerefunded 08/01/12 @ 100 (GO) Series D (MBIA)
5.375%, 08/01/20	2,000	2,145

		3,331

Michigan — 7.2%
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,200	2,367
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	300	315
Michigan Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,021
Michigan Municipal Bond Authority (RB) Series A
5.250%, 06/01/12	1,470	1,559
Western School District (GO) (MBIA)
5.900%, 05/01/10	1,680	1,776

		7,038

Mississippi — 2.4%
Mississippi Development Bank Special Obligation (RB) Series A (AMBAC)
5.000%, 07/01/16	1,000	1,072
Mississippi Development Bank Special Obligation, Biloxi Mississippi Project (RB) Series A (AMBAC)
5.000%, 11/01/14	1,190	1,273

		2,345

Missouri — 1.1%
Missouri Environmental Improvement Authority, Revolving Fund Program (RB) Series B
5.500%, 07/01/16	1,000	1,110

Nevada — 2.2%
Clark County (GO) (AMBAC)
5.000%, 11/01/18	1,000	1,058
Clark County School District, Prerefunded 12/15/11 @ 100 (GO) Series F (FSA)
5.500%, 06/15/17	1,000	1,072

		2,130

New Jersey — 1.1%
New Jersey State Transportation Trust Fund Authority, Transportation System (RB) Series B (FGIC)
5.250%, 12/15/14	1,000	1,087

New Mexico — 1.4%
New Mexico Finance Authority (RB) (MBIA)
5.000%, 06/15/19	1,310	1,377

New York — 2.5%
Buffalo Sewer Authority (RB) Series F (FGIC)
6.000%, 07/01/13	1,300	1,406
New York State Power Authority, Prerefunded 01/01/10 @ 100 (RB)
7.000%, 01/01/18	1,000	1,075

		2,481

North Carolina — 1.2%
Iredell County, Iredell County School Project (COP) (AMBAC)
5.000%, 06/01/14	1,140	1,223

Ohio — 1.8%
Ohio Housing Finance Agency, Single-Family Housing Mortgage, Prerefunded 01/15/13 @
81.88 (RB) (FGIC)
6.399%, 01/15/15 (A)	1,340	888
Perrysburg Exempted Village School District, Prerefunded 12/01/09 @ 101 (GO)
5.350%, 12/01/25	800	835

		1,723

Oklahoma — 3.3%
Grand River Dam Authority (RB) (AMBAC)
6.250%, 06/01/11	2,500	2,719
Oklahoma Development Finance Authority
5.000%, 02/15/17	500	517

		3,236

Pennsylvania — 0.6%
Westmoreland County Capital Appreciation (RB) Series A (MBIA)
5.041%, 08/15/23 (A)	1,345	628

South Carolina — 1.6%
Charleston County Public Improvement (GO)
6.000%, 09/01/09	1,000	1,044
Lexington County Health Services District, Lexington Medical Center (RB)
5.000%, 11/01/16	500	513

		1,557

Tennessee — 2.0%
Clarksville Public Building Authority (RB) (LOC — Bank of America) (VRDN)
3.960%, 07/01/34	1,000	1,000
Knox County Health, Educational & Housing Facilities Board, University Health System (RB)
5.000%, 04/01/17	1,000	1,006

		2,006

Texas — 8.6%
Austin Water & Wastewater System (RB) (MBIA)
5.000%, 11/15/17	1,000	1,066
Austin Water & Wastewater System (RB) Series A (AMBAC)
5.500%, 11/15/14	1,000	1,100
Comal Independent School District (GO) (PSF-GTD)
5.500%, 02/01/19	215	225
Conroe Independent School District (GO) (PSF-GTD)
5.500%, 02/15/15	195	199

Allegiant Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Texas — continued
Houston Water & Sewer System, Prerefunded 12/01/11 @ 100 (RB) Series A (FSA)
5.500%, 12/01/13	$650	$695
Houston Water & Sewer System (RB) Series A (FSA)
5.500%, 12/01/13	800	855
North Texas Health Facilities Development Corporation, United Regional Healthcare System (RB) (FSA)
5.000%, 09/01/17	800	850
Robinson Independent School District (GO) (PSF-GTD)
5.750%, 08/15/12	575	596
Texas State Water Financial Assistance (GO)
5.500%, 08/01/17	1,125	1,188
United Independent School District, Prerefunded 08/15/12 @ 100 (GO) (PSF-GTD)
5.375%, 08/15/16	1,585	1,705

		8,479

Utah — 2.1%
Intermountain Power Agency (RB) Series E (FSA)
6.250%, 07/01/09	2,000	2,088

Virginia — 1.1%
Virginia College Building Authority, Higher Education Financing Program (RB) Series A
5.000%, 09/01/15	1,000	1,073

Washington — 5.4%
King County School District Number 406 South Central (GO) (FSA)
5.000%, 12/01/17	1,300	1,374
Seattle Municipal Light & Power (RB)
5.625%, 12/01/18	2,000	2,098
Washington State (GO) Series D (AMBAC)
5.000%, 01/01/15	1,700	1,815

		5,287

Wisconsin — 1.3%
Milwaukee (GO) Series B10 (AMBAC)
5.000%, 02/15/18	1,235	1,300

Puerto Rico — 0.5%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/17	500	525

Total Municipal Bonds
(Cost $95,315)		96,621

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.2%
Allegiant Tax-Exempt Money Market Fund, Class I†	228,782	229

(Cost $229)
TOTAL INVESTMENTS — 98.3%
(Cost $95,544)*		96,850

Other Assets & Liabilities – 1.7%		1,686

TOTAL NET ASSETS — 100.0%		$98,536

*	Aggregate cost for Federal income tax purposes is (000) $95,214.

Gross unrealized appreciation (000)	$2,076
Gross unrealized depreciation (000)	(440)

Net unrealized appreciation (000)	$1,636

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of Participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

PSF-GTD — Public School Fund — Guaranteed

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Michigan — 97.9%
Allendale Public School District (GO) Series A (FSA)
5.500%, 05/01/16	$1,000	$1,110
Anchor Bay School District (GO) Series II (FGIC)
6.125%, 05/01/11	350	378
Byron Center Public School (GO) (MBIA)
8.250%, 05/01/09	1,380	1,480
Chippewa Valley School District, Prerefunded 05/01/12 @ 100 (GO)
5.500%, 05/01/16	1,000	1,077
Detroit Downtown Development (GO) Series A (AMBAC)
6.250%, 07/15/11	1,600	1,738
Detroit Sewer Disposal (RB) Series C (FGIC)
5.250%, 07/01/16	1,600	1,750
Detroit Water Supply System (RB) (FGIC)
6.500%, 07/01/15	1,000	1,149
Detroit Water Supply System (RB) Series A (MBIA)
6.000%, 07/01/13	1,000	1,110
Detroit Water Supply System (RB) Series B (MBIA)
5.550%, 07/01/12	1,400	1,508
East Lansing Public Schools (GO) Series B (MBIA)
5.000%, 05/01/20	1,750	1,820
Forest Hills Public Schools (GO)
5.000%, 05/01/12	1,000	1,052
Forest Hills Public Schools (GO) (FSA)
5.000%, 05/01/17	1,250	1,343
Grand Rapids Building Authority (RB)
5.000%, 04/01/15	1,570	1,676
Grand Rapids Community College (GO) (FSA)
5.000%, 05/01/17	1,315	1,402
Grand Rapids Sanitation & Sewer Systems (RB) Series A (FGIC)
5.375%, 01/01/16	1,535	1,686
Haslett Public School District (GO) (MBIA)
5.000%, 05/01/15	1,030	1,104
Ingham County Building Authority (GO) (MBIA)
5.000%, 07/01/16	1,010	1,077
Jenison Public Schools (GO) (FGIC)
5.250%, 05/01/12	1,000	1,065
Kalamazoo Public Schools (GO) (FSA)
5.000%, 05/01/17	1,000	1,066
Kent County Hospital Finance Authority, Butterworth Hospital Project (RB) Series A
7.250%, 01/15/13	2,800	3,012
Lake Orion Community School District (GO) (MBIA)
5.000%, 05/01/20	1,000	1,048
Lansing Building Authority (GO) (AMBAC)
5.000%, 06/01/19	830	872
Michigan Municipal Bond Authority, Local Government Loan Program (RB) Series 2007B (AMBAC)
5.000%, 12/01/17	500	535
Michigan State Building Authority, Facilities Program (RB) Series II (AMBAC)
5.000%, 10/15/15	1,000	1,071
Michigan State Environmental Protection Program (GO)
6.250%, 11/01/12	3,250	3,502
Michigan State Hospital Finance Authority, Harper-Grace Hospitals (RB) (ETM)
7.125%, 05/01/09	295	305
Michigan State Hospital Finance Authority, Henry Ford Health System (RB) (ETM) (AMBAC)
6.000%, 09/01/11	500	540
6.000%, 09/01/12	2,000	2,192
Michigan State Hospital Finance Authority (RB) (ETM) Series P (MBIA)
5.375%, 08/15/14	285	298
Michigan State Strategic Fund Limited Obligation, Detroit Edison Project (RB) Series AA (FGIC)
6.950%, 05/01/11	2,000	2,215
Michigan State Trunk Line (RB) (FSA)
5.250%, 11/01/16	1,170	1,282
Michigan State Trunk Line (RB) Series A (MBIA)
5.250%, 11/01/15	2,000	2,184
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	1,035	1,090
Oakland County Economic Development Authority, Cranbrook Community Project (RB)
5.000%, 11/01/17	2,350	2,395
Paw Paw Public School District (GO) (FGIC)
6.500%, 05/01/09	665	683
Plainwell Community Schools (GO) (FSA)
5.000%, 05/01/18	1,000	1,054
Thornapple Kellogg School District (GO) (MBIA) (Q-SBLF)
5.000%, 05/01/18	1,045	1,109
Troy City School District (GO) (MBIA)
5.000%, 05/01/17	1,175	1,253
Utica Community Schools, School Building and Site, Prerefunded 05/01/13 @ 100 (GO) (Q-SBLF)
5.500%, 05/01/17	500	543
Warren Woods Public Schools (GO) (FSA)
5.000%, 05/01/17	1,645	1,754
West Branch Rose City Area School District (GO) (FSA)
5.000%, 05/01/19	1,030	1,076

		54,604

Puerto Rico — 0.6%
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	300	335

Total Municipal Bonds
(Cost $52,869)		54,939

Allegiant Michigan Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.4%
JPMorgan Michigan Municipal Money Market Fund	229,896	$230

(Cost $230)
TOTAL INVESTMENTS — 98.9%
(Cost $53,099)*		55,169

Other Assets & Liabilities — 1.1%		631

TOTAL NET ASSETS — 100.0%		$55,800

*	Aggregate cost for Federal income tax purposes is (000) $52,958.

Gross unrealized appreciation (000)	$2,307
Gross unrealized depreciation (000)	(96)

Net unrealized appreciation (000)	$2,211

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.5%
Ohio — 96.5%
Akron (GO) (ETM)
6.000%, 12/01/12	$1,000	$1,065
Akron Economic Development (RB) (MBIA)
6.000%, 12/01/12	935	1,009
5.750%, 12/01/09	1,680	1,721
Akron Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,614
Ashland City School District, Elementary Schools Facilities Project (COP) (AMBAC)
5.100%, 12/01/09	245	253
5.000%, 12/01/08	200	203
Bellefontaine City School District, Prerefunded 12/01/09 @ 101 (GO) (MBIA)
5.750%, 12/01/18	505	532
Bowling Green State University, Prerefunded 06/01/10 @ 101 (RB) (FGIC)
5.750%, 06/01/12	1,000	1,063
Butler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA)
6.000%, 04/01/10	400	413
Centerville Capital Facilities (GO) (MBIA)
5.650%, 12/01/18	45	45
Chesapeake-Union Exempted Village School District, Prerefunded 12/01/09 @ 102 (GO) (AMBAC)
6.250%, 12/01/22	1,000	1,074
Cincinnati (GO) Series A
5.000%, 12/01/15	1,210	1,299
5.000%, 12/01/16	1,260	1,354
Cincinnati City School District, Prerefunded 12/01/11 @ 100 (GO) (MBIA)
5.375%, 12/01/16	1,000	1,066
Clermont County Water Works, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	2,830	3,039
Cleveland Packaging Facilities (RB) (FSA)
5.250%, 09/15/20	1,220	1,330
5.250%, 09/15/22	1,790	1,948
Cleveland Public Power Systems, First Mortgage (RB) Series 1 (MBIA)
6.000%, 11/15/10	445	476
Cleveland Waterworks (RB) Series H (MBIA)
5.625%, 01/01/13	35	35
Cleveland Waterworks (RB) Series N (MBIA)
5.000%, 01/01/18	1,990	2,105
Columbus (GO) Series C
5.000%, 07/15/14	1,270	1,359
Columbus Sewer (RB) (VRDN)
3.940%, 06/01/11	1,200	1,200
Cuyahoga County (GO)
5.650%, 05/15/18	600	673
Delaware County Capital Facilities, Prerefunded 12/01/10 @ 101 (GO)
6.000%, 12/01/12	545	588
6.000%, 12/01/13	575	621
Dublin City School District (GO) (MBIA)
5.000%, 12/01/18	1,000	1,060
Erie County Garbage & Refuse Landfill Improvement (GO) (FSA)
5.500%, 12/01/20	1,305	1,413
Fairfield City School District Improvement (GO) (FGIC)
5.500%, 12/01/15	1,000	1,065
Forest Hills Local School District (GO) (MBIA)
6.000%, 12/01/09	830	871
Franklin County (GO)
5.000%, 12/01/15	1,875	2,016
5.000%, 12/01/16	950	1,019
Greater Cleveland Regional Transportation Authority, Prerefunded 12/01/11 @ 100 (GO) Series A (MBIA)
5.000%, 12/01/19	495	521
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,604
Hamilton City School District (GO) (MBIA)
5.000%, 12/01/18	2,100	2,214
Hamilton City School District (GO) Series A
6.150%, 12/01/13	1,000	1,128
Hamilton County Sales Tax (RB) Series A (AMBAC)
5.000%, 12/01/17	2,000	2,140
Hamilton County Sewer System (RB) Series B (MBIA)
5.000%, 12/01/17	1,325	1,409
Hilliard (GO) (MBIA)
5.000%, 12/01/21	1,000	1,042
Indian Hill Exempted Village School District, Prerefunded 12/01/11 @ 100 (GO)
5.500%, 12/01/16	1,300	1,392
Lakota Local School District (GO) (FGIC)
5.500%, 12/01/15	1,245	1,381
Lebanon City School District, Prerefunded 12/01/11 @ 100 (GO) (FSA)
5.500%, 12/01/16	2,000	2,142
Licking County Joint Vocational School District (GO) (MBIA)
5.375%, 12/01/17	1,670	1,788
Lima City School District, Prerefunded 12/01/10 @ 102 (GO) (AMBAC)
5.500%, 12/01/22	1,000	1,073
Mad River Local School District (GO) (FGIC)
5.750%, 12/01/14	1,060	1,185
Mad River Local School District, Prerefunded 12/01/12 @ 100 (GO) (FGIC)
5.750%, 12/01/19	1,020	1,119
Massillon (GO) (AMBAC)
5.500%, 12/01/18	1,405	1,506
Miami University General Receipts (RB) (AMBAC)
5.500%, 12/01/13	2,125	2,325
5.000%, 09/01/15	1,695	1,818
Middletown (GO) (FGIC)
5.750%, 12/01/12	650	684
5.750%, 12/01/13	640	673
Montgomery County (GO)
5.500%, 12/01/20	1,515	1,598
5.375%, 12/01/16	1,250	1,316
Montgomery County Solid Waste Authority (RB) (MBIA)
5.350%, 11/01/10	900	902
5.125%, 11/01/08	500	501

Allegiant Ohio Intermediate Tax Exempt Bond Fund

SCHEDULE OF INVESTMENT S

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Ohio Building Authority, Arts Facility Project, Prerefunded 04/01/11 @ 100 (RB) Series A
5.500%, 04/01/16	$1,000	$1,059
Ohio Capital Corp. for Housing Mortgage (RB) Series D (FHA)
5.350%, 02/01/09	90	92
Ohio Capital Corp. for Housing Mortgage, Unrefunded (RB) Series D (FHA)
5.350%, 02/01/09	320	327
Ohio Common School Capital Facility (GO) Series B
5.500%, 09/15/13	2,640	2,880
Ohio Conservation Projects (GO) Series A
5.250%, 09/01/16	1,600	1,669
Ohio Department of Administrative Services Office Project (COP) (AMBAC)
5.000%, 12/15/12	1,210	1,238
Ohio Housing Finance Agency (RB) Series A (FSA)
5.000%, 04/01/16	1,590	1,688
Ohio Housing Finance Agency, Single-Family Housing Mortgage (RB) Series A (VRDN)
5.766%, 04/01/17	5	5
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series C (LOC - Wachovia Bank) (VRDN)
4.000%, 06/01/23	400	400
Ohio State Cultural and Sports Capital Facilities (RB) Series A (FSA)
5.000%, 04/01/17	1,615	1,721
Ohio State Higher Education (GO) Series A
5.375%, 08/01/18	1,000	1,055
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	4,310	5,026
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	1,500	1,573
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB)
5.250%, 10/01/14	1,045	1,132
Ohio State Higher Educational Facilities Commission, University of Dayton 2001 Project (RB) (AMBAC)
5.500%, 12/01/11	1,400	1,498
Ohio State Higher Educational Facilities Commission, Wittenberg University Project (RB)
5.500%, 12/01/18	1,870	1,939
Ohio State University General Receipts, Prerefunded 12/01/09 @ 101 (RB) Series A
5.750%, 12/01/13	615	648
Ohio State Water & Pollution Control Development Authority, Water Quality Loan Funding Project, Prerefunded 12/01/07 @ 101 (RB) (MBIA)
5.000%, 12/01/14	40	40
Ohio State Water Development Authority, Drinking Water Assistance Fund (RB) Series B
5.000%, 06/01/15	1,345	1,442
5.000%, 12/01/15	1,260	1,355
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (FSA)
5.500%, 12/01/20	1,835	2,047
Ohio State Water Development Authority, Pure Water Project (RB) (ETM) Series I (AMBAC)
7.250%, 12/01/08	105	107
Ohio Turnpike Commission Authority (RB) Series A (FGIC)
5.500%, 02/15/17	2,000	2,221
5.500%, 02/15/18	1,000	1,112
Ohio Turnpike Commission Authority (RB) Series B (FSA)
5.500%, 02/15/13	1,000	1,084
Olentangy Local School District, Unrefunded (GO) (FSA)
5.500%, 12/01/19	35	37
Ottawa County (GO) (MBIA)
5.400%, 09/01/11	500	518
Perrysburg Exempted Village School District (GO) Series B (FSA)
5.750%, 12/01/12	1,225	1,342
Perrysburg Exempted Village School District, Prerefunded 12/01/09 @ 101 (GO)
5.350%, 12/01/25	200	209
Princeton City School District, Prerefunded 12/01/13 @ 100 (GO) (MBIA)
5.250%, 12/01/17	2,025	2,189
Richland County (GO) (AMBAC)
5.200%, 12/01/08	465	467
Sharonville (GO) (FGIC)
5.250%, 06/01/13	1,000	1,075
Southwest Licking Local School District (GO) (FGIC)
5.750%, 12/01/15	550	620
5.750%, 12/01/16	400	453
Springboro Sewer System (RB) (MBIA)
5.700%, 06/01/18	1,260	1,274
Strongsville City School District (GO) (MBIA)
5.200%, 12/01/09	170	176
Summit County, Prerefunded 12/01/10 @ 101 (GO) (FGIC)
6.250%, 12/01/11	1,235	1,343
Teays Valley Local School District, Facilities Construction & Improvement (GO) (MBIA)
5.375%, 12/01/20	1,000	1,052
Teays Valley Local School District, Prerefunded 12/01/10 @ 100 (GO) (FGIC)
5.000%, 12/01/19	1,070	1,124
Troy City School District (GO) (FSA)
5.000%, 12/01/18	1,065	1,120
University of Cincinnati General Receipts (RB) Series D (AMBAC)
5.000%, 06/01/16	2,000	2,132
University of Cincinnati General Receipts (RB) Series T
5.500%, 06/01/11	1,110	1,177

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Ohio — continued
Upper Arlington City School District (GO) (FSA)
5.000%, 12/01/15	$2,000	$2,143
Valley View Village Street Improvement (GO) (AMBAC)
5.550%, 12/01/20	450	476
Warrensville Height City School District (GO) (FGIC)
5.625%, 12/01/20	1,400	1,496
Washington County Hospital Facility Authority, Marietta Area Healthcare Project (RB) (FSA)
5.375%, 09/01/18	1,500	1,549
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,417
West Geauga Local School District (GO) (AMBAC)
8.250%, 11/01/12	710	857
Westerville (GO)
5.250%, 12/01/12	1,205	1,256
Wyoming City School District (GO) Series B (FGIC)
5.750%, 12/01/13	135	150
5.750%, 12/01/14	690	772
5.750%, 12/01/15	740	834
5.750%, 12/01/16	800	907
5.750%, 12/01/17	400	455

		127,968

Puerto Rico — 1.0%
Puerto Rico Electric Power Authority (RB) Series TT
5.000%, 07/01/18	500	522
Puerto Rico Electric Power Authority (RB) Series VV
5.500%, 07/01/20	800	870

		1,392

Total Municipal Bonds
(Cost $127,368)		129,360

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.3%
Allegiant Ohio Municipal Money Market Fund, Class I†	302,955	303

(Cost $303)
TOTAL INVESTMENTS — 97.8%
(Cost $127,671)*		129,663

Other Assets & Liabilities — 2.2%		2,967

TOTAL NET ASSETS — 100.0%		$132,630

*	Aggregate cost for Federal income tax purposes is (000) $127,669.

Gross unrealized appreciation (000)	$2,453
Gross unrealized depreciation (000)	(459)

Net unrealized appreciation (000)	$1,994

† See Note 3 in Notes to Schedules of Investments.

AMBAC — American Municipal Bond Assurance Corporation

COP — Certificate of participation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FHA — Federal Housing Authority

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

VRDN	—	Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Intermediate Municipal Bond Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL BONDS — 97.4%
Pennsylvania — 86.8%
Allegheny County Higher Education Authority, Duquesne University Project (RB) (AMBAC)
6.500%, 03/01/10	$380	$405
Allegheny County Higher Education Authority, Duquesne University Project (RB) (ETM) Series A (AMBAC)
5.000%, 04/01/19	500	521
Allegheny County Port Authority, Prerefunded 03/01/09 @ 101 (RB) (MBIA)
6.250%, 03/01/17	385	403
Allegheny County Sewer Sanitation Authority (RB) (MBIA)
5.750%, 12/01/09	225	235
Blair County (GO) Series A (AMBAC)
5.375%, 08/01/13	270	293
Blair County Hospital Authority, Altoona Hospital Project (RB) Series A (AMBAC)
5.250%, 07/01/09	300	307
Bradford County School District (GO) (FGIC)
5.250%, 10/01/07	700	701
Central Dauphin School District (GO) (FSA)
5.000%, 12/01/20	1,000	1,039
Delaware County (GO)
5.125%, 11/15/16	425	426
Erie County (GO) Series B (FGIC)
5.000%, 09/01/21	920	989
Garnet Valley School District (GO) (FGIC)
5.375%, 04/01/13	500	534
Gettysburg College Municipal Authority (RB) (MBIA)
5.375%, 08/15/13	1,000	1,085
Hempfield Township Municipal Authority, Westmoreland County (RB) (FSA)
5.000%, 09/01/16	1,550	1,655
Montgomery County (GO) Series B
5.250%, 10/15/17	1,465	1,607
Moon Area School District (GO) Series A (FGIC)
0.000%, 11/15/11 (A)	1,070	910
North Hills School District, Prerefunded 12/15/15 @ 100 (GO) (FSA)
5.000%, 12/15/19	1,055	1,136
North Huntingdon Township (RB) (AMBAC)
5.500%, 04/01/15	1,025	1,082
North Wales Water Authority (RB) (FGIC)
5.000%, 11/01/13	350	351
Northampton County (GO)
5.125%, 08/15/17	255	260
Northampton County General Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,091
Parkland School District (GO) (FGIC)
5.375%, 09/01/14	1,000	1,093
Pennsylvania Convention Center Authority (RB) (ETM) Series A (FGIC)
6.000%, 09/01/19	3,000	3,464
Pennsylvania State Higher Educational Facilities Authority, La Salle University Project (RB) (MBIA)
5.625%, 05/01/17	500	503
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AF (MBIA)
5.000%, 06/15/17	1,000	1,074
Pennsylvania State Intergovernmental Cooperative Authority, Special Tax, City of Philadelphia Funding Program (RB) (FGIC)
5.250%, 06/15/17	500	511
Pennsylvania State Turnpike Commission (RB) Series A (FSA)
5.000%, 07/15/12	1,000	1,056
5.000%, 07/15/15	915	982
Pennsylvania State University (RB)
5.250%, 08/15/13	1,000	1,078
5.000%, 03/01/13	1,000	1,061
Perkiomen Valley School District (GO) (FSA)
5.000%, 02/01/17	100	100
Philadelphia Hospital Authority, Graduate Hospital Project (RB) (ETM)
7.000%, 07/01/10	135	142
Philadelphia Parking Authority (RB) (AMBAC)
5.125%, 02/01/09	75	77
Philadelphia Water & Wastewater Authority (RB) (MBIA)
6.250%, 08/01/11	200	218
Pittsburgh Area School District (GO) Series A (FSA)
5.250%, 09/01/12	2,000	2,137
Pittsburgh Public Parking Authority (RB) (ETM) (AMBAC)
6.000%, 12/01/09	945	993
Pittsburgh Water & Sewer Authority (RB) Series A (FGIC)
5.000%, 09/01/18	570	572
Southeastern Transportation Authority (RB) Series A (FGIC)
5.250%, 03/01/17	1,070	1,102
State Public School Building Authority, Delaware County Community College Project, Prerefunded 10/01/10 @ 100 (RB) (MBIA)
5.750%, 10/01/16	150	158
Tredyffrin-Easttown School District (GO)
5.000%, 02/15/15	500	535
Washington County Lease Authority, Special Sub-Series (RB) (ETM)
7.875%, 12/15/18	1,000	1,321
West Whiteland Municipal Sewer Authority (RB) (ETM)
6.400%, 09/15/13	240	259
York County (GO) (MBIA)
5.000%, 06/01/17	1,000	1,061

		34,527

Puerto Rico — 10.6%
Commonwealth of Puerto Rico (GO) Series A (FSA)
5.500%, 07/01/17	1,200	1,337
Commonwealth of Puerto Rico Electric Power Authority (RB) Series VV (LOC—UBS Securities)
5.500%, 07/01/20	200	217

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Commonwealth of Puerto Rico Highway & Transportation Authority (RB) Series BB (FSA)
5.250%, 07/01/22	$400	$438
Commonwealth of Puerto Rico Infrastructure Financing Authority (STRB) Series C (AMBAC)
5.500%, 07/01/17	2,000	2,230

		4,222

Total Municipal Bonds
(Cost $37,812)		38,749

	Number of Shares
AFFILIATED MONEY MARKET FUND — 1.4%
Allegiant Pennsylvania Tax-Exempt Money Market Fund, Class I†	578,899	579

(Cost $579)
TOTAL INVESTMENTS — 98.8%
(Cost $38,391)*		39,328

Other Assets & Liabilities — 1.2%		469

TOTAL NET ASSETS — 100.0%		$39,797

*	Aggregate cost for Federal income tax purposes is (000) $38,380.

Gross unrealized appreciation (000)	$1,021
Gross unrealized depreciation (000)	(73)

Net unrealized appreciation (000)	$948

†	See Note 3 in Notes to Schedules of Investments.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

See Notes to Schedules of Investments.

Allegiant Government Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.1%
Federal Farm Credit Bank — 4.0%
Federal Farm Credit Bank (MTN)
2.625%, 09/17/07	$31,280	$31,245

Federal Home Loan Bank — 21.5%
Federal Home Loan Bank
5.250%, 09/24/07	15,000	15,000
5.250%, 11/01/07	39,820	39,820
5.250%, 12/12/07	7,000	7,000
4.000%, 03/10/08	5,590	5,553
5.125%, 04/24/08	5,000	4,997
Federal Home Loan Bank (DN)
5.175%, 10/17/07 (A)	10,000	9,934
5.135%, 11/14/07 (A)	10,000	9,894
4.890%, 12/27/07 (A)	15,000	14,762
5.080%, 01/18/08 (A)	10,000	9,804
4.920%, 02/22/08 (A)	5,000	4,881
Federal Home Loan Bank (FRN)
4.952%, 01/24/08	12,500	12,500
4.942%, 02/07/08	15,000	15,000
4.932%, 02/28/08	10,000	10,000
5.270%, 02/20/09	10,000	10,000

		169,145

Federal Home Loan Mortgage Corporation — 10.2%
Federal Home Loan Mortgage Corporation (DN)
5.150%, 11/13/07 (A)	10,000	9,895
5.135%, 11/13/07 (A)	15,000	14,844
4.750%, 11/19/07 (A)	8,000	7,913
5.105%, 01/11/08 (A)	8,958	8,790
5.050%, 02/11/08 (A)	8,350	8,159
5.095%, 03/03/08 (A)	10,000	9,740
5.060%, 04/18/08 (A)	15,000	14,515
Federal Home Loan Mortgage Corporation (MTN)
4.875%, 09/05/07	6,000	6,000

		79,856

Federal National Mortgage Association — 6.4%
Federal National Mortgage Association (DN)
5.000%, 11/07/07 (A)	10,000	9,907
5.020%, 11/14/07 (A)	5,171	5,118
5.140%, 11/27/07 (A)	10,000	9,876
4.790%, 12/19/07 (A)	15,000	14,784
5.010%, 02/29/08 (A)	3,181	3,101
Federal National Mortgage Association (MTN)
5.250%, 10/30/07	5,000	5,000
4.750%, 02/01/08	2,263	2,257

		50,043

Total U.S. Government Agency Obligations
(Cost $330,289)		330,289

Number of Shares
MONEY MARKET FUND — 1.4%
AIM Government & Agency Portfolio	11,580,896	11,581

(Cost $11,581)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 56.7%
Bank of America
5.200% (dated 08/31/07, due 09/04/07, repurchase price $41,023,689, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/37, total market value $41,620,001)	$41,000	$41,000
5.300% (dated 08/31/07, due 09/04/07, repurchase price $70,041,222, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/37, total market value $71,400,001)	70,000	70,000
Barclays
5.350% (dated 08/31/07, due 09/04/07, repurchase price $65,038,639, collateralized by Federal National Mortgage Association Notes, 4.674% to 5.250%, due 04/25/08 to 08/01/12, total market value $66,300,570)	65,000	65,000
Deutsche Bank
5.300% (dated 08/31/07, due 09/04/07, repurchase price $64,037,689, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 5.000% to 7.453%, due 12/01/11 to 08/01/37, total market value $65,280,000)	64,000	64,000
5.400% (dated 08/31/07, due 09/04/07, repurchase price $65,039,000, collateralized by Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association Bonds, 5.000% to 7.453%, due 12/01/11 to 08/01/37, total market value $66,300,000)	65,000	65,000
Greenwich Capital
5.350% (dated 08/31/07, due 09/04/07, repurchase price $70,041,611, collateralized by Federal National Mortgage Association Bonds, 4.551% to 6.001%, due 09/01/34 to 09/01/37, total market value $71,401,492)	70,000	70,000
UBS Securities
5.280% (dated 08/31/07, due 09/04/07, repurchase price $70,041,067, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.921%, due 03/15/37, total market value $ 71,403,051)	70,000	70,000

Total Repurchase Agreements
(Cost $445,000)		445,000

Value (000)
TOTAL INVESTMENTS — 100.2%
(Cost $786,870)*	$786,870

Other Assets & Liabilities — (0.2)%	(1,473)

TOTAL NET ASSETS — 100.0%	$785,397

*	Also cost for Federal income tax purposes.
(A)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.

DN — Discount Note

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

MTN — Medium Term Note

See Notes to Schedules of Investments.

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
COMMERCIAL PAPER† — 38.7%
Banks — 9.8%
Abbey National North America
5.205%, 09/05/07	$30,000	$29,983
5.145%, 02/29/08	30,000	29,224
ABN AMRO
5.175%, 11/26/07	30,000	29,629
Danske
5.480%, 09/17/07	30,000	29,927
5.165%, 10/12/07	30,000	29,824
Societe Generale North America
5.250%, 10/05/07	30,000	29,851
5.245%, 10/22/07	30,000	29,777
5.160%, 11/05/07	30,000	29,721
Svenska Handelsbanken NY
5.240%, 10/18/07	30,000	29,795
Wells Fargo
5.330%, 09/18/07	30,000	29,924
Westpac Banking
5.165%, 11/02/07	20,000	19,822

		317,477

Finance-Automotive — 0.9%
DaimlerChrysler Revolving Auto Conduit
5.260%, 10/11/07	30,072	29,896

Financial Conduits — 23.9%
Aspen Funding
5.260%, 09/13/07	20,000	19,965
Cancara Asset Securitization
5.260%, 09/19/07	18,384	18,336
5.270%, 10/26/07	11,817	11,722
5.275%, 11/02/07	20,000	19,818
CRC Funding LLC
5.260%, 09/05/07	28,160	28,143
Curzon Funding
5.250%, 10/24/07	30,000	29,768
5.270%, 11/06/07	20,000	19,807
5.185%, 11/26/07	30,000	29,628
Edison Asset Securitization LLC
5.190%, 09/10/07	20,000	19,974
Fountain Square Commercial Funding
5.260%, 10/22/07	12,360	12,268
Galaxy Funding
5.290%, 10/23/07	9,100	9,031
Gemini Securitization
5.240%, 09/04/07	30,000	29,987
5.260%, 09/17/07	25,000	24,941
Govco
5.260%, 09/24/07	20,000	19,933
Grampian Funding LLC
5.255%, 09/24/07	30,000	29,899
5.170%, 11/02/07	20,000	19,822
Greyhawk Funding LLC
5.195%, 12/11/07	30,000	29,563
Liberty Street Funding
5.250%, 09/07/07	30,000	29,974
5.250%, 10/09/07	25,000	24,861
Market Street Funding
5.260%, 09/11/07	30,000	29,956
5.270%, 09/28/07	30,000	29,881
Mont Blanc Capital
5.255%, 10/09/07	30,000	29,834
Nestle Capital
5.300%, 09/20/07	30,000	29,916
Old Line Funding
5.280%, 10/09/07	20,000	19,889
Perry Global Funding LLC
5.250%, 10/19/07	13,078	12,986
Scaldis Capital LLC
5.180%, 09/18/07	20,679	20,628
Solitaire Funding
5.260%, 09/24/07	30,000	29,899
5.250%, 10/11/07	30,000	29,825
Three Rivers Funding
5.275%, 09/14/07	30,000	29,943
5.250%, 09/18/07	20,423	20,372
Thunder Bay Funding LLC
5.270%, 09/12/07	30,000	29,952
Variable Funding Capital
5.300%, 09/06/07	30,000	29,978

		770,499

Financial Services — 4.1%
Greenwich Capital
5.170%, 12/24/07	30,000	29,509
HBOS Treasury Services
5.245%, 10/15/07	15,000	14,904
ING America Insurance Holdings
5.500%, 11/13/07	30,000	29,665
Merrill Lynch
5.150%, 11/14/07	30,000	29,682
UBS Finance
5.245%, 10/12/07	30,000	29,821

		133,581

Total Commercial Paper
(Cost $1,251,453)		1,251,453

CORPORATE BONDS — 11.5%
Banks — 3.3%
American Express Bank (FRN)
5.590%, 11/21/07	10,950	10,952
ANZ (FRN)
5.430%, 04/14/08 (A)	29,900	29,919
Bank One (FRN)
5.560%, 10/01/07	21,500	21,504
BNP Paribas (FRN)
5.495%, 09/25/08 (A)	15,000	15,000
Wells Fargo (FRN)
5.420%, 09/28/07	30,000	30,003

		107,378

Finance-Automotive — 1.3%
American Honda Finance (FRN) (MTN)
5.470%, 10/22/07 (A)	10,300	10,302
5.380%, 04/10/08 (A)	8,000	8,002
Toyota Motor Credit (FRN) (MTN)
5.052%, 03/17/08	15,000	15,000
5.052%, 03/24/08	8,000	8,000

		41,304

Financial Services — 4.0%
Bear Stearns (FRN) (MTN)
5.711%, 01/15/08	10,000	10,004
5.486%, 02/08/08	26,750	26,769

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financial Services — continued
Citigroup
3.500%, 02/01/08	$16,000	$15,871
General Electric Capital (FRN) (MTN)
5.420%, 01/03/08	4,140	4,141
5.410%, 01/15/08	5,990	5,992
Goldman Sachs (FRN) (MTN)
5.485%, 10/05/07	35,600	35,605
Morgan Stanley (FRN) (MTN)
5.485%, 01/18/08	30,000	30,017

		128,399

Insurance — 2.9%
Allstate Life Global Funding II (FRN) (MTN)
5.440%, 04/14/08 (A)	30,000	30,021
MetLife Global Funding I (FRN)
5.350%, 11/09/07 (A)	30,000	30,001
Monumental Global Funding III (FRN)
5.340%, 03/20/08 (A)	15,000	15,000
Nationwide Life Global Funding I (FRN)
5.450%, 09/28/07 (A)	18,945	18,947

		93,969

Total Corporate Bonds
(Cost $371,050)		371,050

CERTIFICATES OF DEPOSIT — 11.4%
Domestic — 1.9%
Citibank
5.470%, 11/20/07	30,000	30,000
Wilmington Trust
5.355%, 01/22/08	30,000	30,000

		60,000

Yankee — 9.5%
Bank of Ireland CT
5.305%, 11/09/07	30,000	30,000
Bank of Nova Scotia OR
5.210%, 10/04/07	11,000	10,998
Barclays Bank PLC NY
5.500%, 09/14/07	30,000	30,000
Barclays Bank PLC NY (FRN)
5.288%, 01/03/08	30,000	29,998
BNP Paribas NY
5.310%, 10/10/07	15,000	15,000
BNP Paribas NY (FRN)
5.268%, 10/03/07	30,000	29,999
Credit Suisse NY
5.310%, 10/10/07	30,000	30,000
Lloyds TSB Bank PLC NY
5.300%, 02/22/08	30,000	30,000
Rabobank Nederland NV NY
5.235%, 11/21/07	33,700	33,705
Royal Bank of Canada NY (FRN)
5.082%, 01/22/08	7,000	7,000
Toronto Dominion Bank NY
5.510%, 10/15/07	30,000	30,000
UBS AG CT
5.330%, 10/23/07	32,000	32,005

		308,705

Total Certificates of Deposit
(Cost $368,705)		368,705

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Farm Credit Bank — 2.8%
Federal Farm Credit Bank (DN)
4.200%, 09/04/07 (B)	90,000	89,968

Federal Home Loan Bank — 1.9%
Federal Home Loan Bank (DN)
4.200%, 09/04/07 (B)	60,000	59,979

Federal Home Loan Mortgage Corporation — 1.8%
Federal Home Loan Mortgage Corporation (DN)
4.750%, 11/19/07 (B)	60,000	59,375

Total U.S. Government Agency Obligations
(Cost $209,322)		209,322

MASTER NOTE — 2.3%
Banks — 2.3%
Bank of America (DO)
5.435%, 09/04/07	75,000	75,000

(Cost $75,000)
FUNDING AGREEMENTS — 2.0%
MetLife Funding Agreement (FRN)
5.420%, 09/17/07 (C)	30,000	30,000
New York Life Funding Agreement (FRN)
5.410%, 06/05/08 (C)	33,000	33,000

Total Funding Agreements
(Cost $63,000)		63,000

MUNICIPAL SECURITIES — 0.8%
Georgia — 0.5%
Aquarium Parking Deck (RB) (LOC—SunTrust Bank) (VRDN)
5.600%, 04/01/20	9,100	9,100
Savannah College of Art & Design (RB) (LOC—Bank of America) (VRDN)
5.600%, 04/01/24	6,800	6,800

		15,900

Illinois — 0.1%
Champaign (GO) Series B (VRDN)
5.550%, 01/01/24	4,900	4,900

Massachusetts — 0.2%
Massachusetts Development Finance Agency, Clarendon Street Associates (RB) Series B
(LOC—Bayerische Landesbank) (VRDN)
5.650%, 12/01/40	5,000	5,000

Total Municipal Securities
(Cost $25,800)		25,800

	Number of Shares
AFFILIATED MONEY MARKET FUND — 0.5%
Allegiant Advantage Institutional Money Market Fund, Class I††	14,370,695	14,371

(Cost $14,371)

Allegiant Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — 26.5%
Bank of America
5.200% (dated 08/31/07, due 09/04/07, repurchase price $34,019,644, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/37, total market value $34,680,000)	$34,000	$34,000
5.300% (dated 08/31/07, due 09/04/07, repurchase price $166,097,756, collateralized by Federal Home Loan Mortgage Corporation Bond, 5.500%, due 08/01/37, total market value $169,320,000)	166,000	166,000
Barclays
5.350% (dated 08/31/07, due 09/04/07, repurchase price $162,096,300, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Notes, 5.250% to 5.750%, due 08/01/12 to 02/16/17, total market value $ 165,240,349)	162,000	162,000
Deutsche Bank
5.300% (dated 08/31/07, due 09/04/07, repurchase price $60,035,333, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.113% to 6.500%, due 07/01/33 to 08/01/37, total market value $61,200,000)	60,000	60,000
5.400% (dated 08/31/07, due 09/04/07, repurchase price $145,087,000, collateralized by Federal Home Loan Mortgage Corporation and Federal National Mortgage Association Bonds, 4.113% to 6.500%, due 07/01/33 to 08/01/37, total market value $147,900,001)	145,000	145,000
Greenwich Capital
5.350% (dated 08/31/07, due 09/04/07, repurchase price $130,077,278, collateralized by Federal National Mortgage Association Bonds, 3.878% to 6.386%, due 09/01/32 to 06/01/47, total market value $132,602,568)	130,000	130,000
UBS Securities
5.280% (dated 08/31/07, due 09/04/07, repurchase price $160,093,867, collateralized by Federal National Mortgage Association Bonds, 5.500% to 6.000%, due 12/01/34 to 01/01/35, total market value $163,201,550)	160,000	160,000

Total Repurchase Agreements
(Cost $857,000)		857,000

TOTAL INVESTMENTS — 100.2%
(Cost $3,235,701)*		3,235,701

Other Assets & Liabilities — (0.2)%		(5,595)

TOTAL NET ASSETS — 100.0%		$3,230,106

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
††	See Note 3 in Notes to Schedules of Investments.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $157,192 and represents 4.9% of net assets as of August 31, 2007.
(B)	Zero Coupon Bond — the rate shown is the effective yield at purchase date.
(C)	Illiquid Security. Total market value of illiquid securities is (000) $63,000 and represents 2.0% of net assets as of August 31, 2007.

DN — Discount Note

DO — Demand Obligation: the rate shown is the rate in effect on August 31, 2007, and the date shown is the next reset date. The rate floats daily.

FRN — Floating Rate Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Liability Company

RB — Revenue Bond

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.3%
Ohio — 99.3%
Allen County Healthcare Facilities, Mennonite Memorial Home Project (RB) (LOC — Wells Fargo Bank) (VRDN)
3.950%, 02/01/18	$2,260	$2,260
Butler County (BAN) (GO)
4.250%, 08/07/08	3,435	3,451
Butler County (BAN) (GO) Series C
4.500%, 09/20/07	2,750	2,751
Butler County Healthcare Facilities, Lifesphere Project (RB) (LOC — U.S. Bank) (VRDN)
3.950%, 05/01/27	3,110	3,110
Butler County Transportation Improvement, Prerefunded 04/01/08 @ 102 (RB) Series A (FSA)
5.500%, 04/01/08	1,150	1,185
6.000%, 04/01/08	600	620
Cincinnati & Hamilton County Port Authority, Fourth Street LP (RB) (LOC — Fifth Third Bank) (VRDN)
3.950%, 05/01/15	1,125	1,125
Cincinnati & Hamilton County Port Authority, Kenwood Office Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.110%, 09/01/25	1,600	1,600
Circleville (BAN) (GO)
4.170%, 07/17/08	2,460	2,467
Clark County (BAN) (GO)
3.830%, 11/14/07	3,000	3,001
4.020%, 02/13/08	800	801
4.000%, 03/26/08	1,780	1,783
4.000%, 05/08/08	1,000	1,002
Clark County Multifamily, Ohio Masonic Home Project (RB) (AMBAC) (VRDN)
4.050%, 10/01/25	5,805	5,805
Cleveland Heights (BAN) (GO)
4.000%, 08/07/08	3,000	3,007
Cleveland State University General Receipts (RB) Series B (FGIC) (VRDN)
3.960%, 06/01/36	7,400	7,400
Cleveland Waterworks (RB) Series L (FGIC) (VRDN)
3.930%, 01/01/33	10,600	10,600
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.950%, 01/01/33	11,900	11,900
Cuyahoga County Civic Facility, Oriana Services Project (RB) (LOC — Bank One) (VRDN)
4.220%, 04/01/16	1,295	1,295
Cuyahoga County Economic Development Authority, Cleveland Animal League Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 10/01/22	1,785	1,785
Cuyahoga County Economic Development Authority, Gilmour Academy Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 02/01/22	2,100	2,100
Cuyahoga County Economic Development Authority, Positive Education Program (RB) (LOC — KeyBank) (VRDN)
4.060%, 08/01/20	2,445	2,445
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC — Fifth Third Bank) (VRDN)
3.940%, 01/01/34	1,500	1,500
Cuyahoga County Port Authority, Laurel School Project (RB) (LOC — KeyBank) (VRDN)
4.060%, 06/01/24	4,210	4,210
Deerfield Township (BAN) (GO) Series B
3.750%, 11/29/07	1,111	1,111
Evendale Tax Increment, Evendale Commons Project (RN) (LOC — Fifth Third Bank)
3.800%, 05/15/08	2,100	2,100
Fairborn (BAN) (GO)
4.250%, 06/26/08	1,000	1,003
Fairborn (BAN) (GO) (MBIA)
4.250%, 11/01/07	835	836
Franklin County Healthcare Facility, Creekside at the Village Project (RB) (LOC — KeyBank) (VRDN)
4.010%, 05/01/34	2,435	2,435
Franklin County Healthcare Facility, Friendship Village of Dublin Project (RB) Series B (LOC — LaSalle Bank) (VRDN)
3.980%, 11/01/34	7,120	7,120
Franklin County Hospital Authority, Holy Cross Health Systems Project (RB) (LOC — JPMorgan Chase) (VRDN)
3.950%, 06/01/16	20,595	20,595
Franklin County Industrial Development Revenue Authority, Bricker & Eckler Project (RB) (LOC — Bank One) (VRDN)
3.930%, 11/01/14	2,250	2,250
Franklin County, Trinity Health (RB) Series C-2 (FGIC) (VRDN)
3.900%, 12/01/38	4,500	4,500
Franklin County, Trinity Health Credit Group Project (RB) Series F (FSA) (VRDN)
4.000%, 12/01/30	6,800	6,800
Fulton County, Fulton County Health Center Project (RB) (LOC — JPMorgan Chase) (VRDN)
3.930%, 11/01/35	900	900
Gates Mills (BAN) (GO)
4.125%, 05/22/08	1,700	1,704
Geauga County Healthcare Facilities, Montefiore Housing Corporation Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.060%, 01/01/26	1,940	1,940
Hamilton (BAN) (GO)
4.500%, 09/14/07	1,000	1,000
Hamilton County Economic Development Authority, Cincinnati Arts Association Project (RB) (LOC —Fifth Third Bank) (VRDN)
4.010%, 11/01/23	940	940
Hamilton County Economic Development Authority, Cincinnati-Hamilton Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 09/01/25	735	735

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Economic Development Authority, Jordon Complex (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 12/01/24	$5,600	$5,600
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 05/01/27	2,400	2,400
Hamilton County Healthcare Facilities, Episcopal (RB) Series A (LOC — KeyBank) (VRDN)
3.970%, 06/01/35	650	650
Hamilton County Healthcare Facilities, Ronald McDonald House Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 05/01/15	2,370	2,370
Hamilton County Hospital Facilities, Children’s Hospital Medical Center (RB) (LOC — U.S. Bank) (VRDN)
3.970%, 05/15/28	7,000	7,000
Hamiltonwaste Water System (BAN) (GO)
4.000%, 09/14/07	1,215	1,215
Hancock County (BAN) (GO)
4.500%, 11/08/07	1,417	1,419
Hunting Valley, Village Hall Construction Project (BAN)
4.250%, 10/04/07	4,500	4,503
4.125%, 07/10/08	4,250	4,261
Indian Lake Local School District (BAN) (GO)
4.530%, 12/13/07	1,750	1,754
Jefferson Local School District, Madison County (BAN) (GO)
4.180%, 11/28/07	2,000	2,003
Kent (BAN)
4.250%, 10/18/07	2,045	2,047
Lake County (BAN) (GO)
4.250%, 05/15/08	900	903
4.250%, 07/18/08	1,000	1,004
Lancaster (BAN) (GO)
4.250%, 10/17/07	1,000	1,001
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC — Bank One) (VRDN)
4.060%, 12/01/10	725	725
Lima Hospital Facilities Authority, Lima Memorial Hospital Project (RB) (LOC — JPMorgan Chase Bank) (VRDN)
3.960%, 04/01/37	10,000	10,000
Little Miami Local School District (BAN)
4.250%, 06/05/08	6,250	6,274
Lucas County Health Care Facilities, Sunset Retirement Community Project (RB) Series B (LOC — Fifth Third Bank) (VRDN)
3.980%, 08/15/30	785	785
Marion (BAN) (GO)
4.000%, 06/26/08	960	962
Marysville (BAN) (GO)
4.250%, 03/06/08	900	902
4.250%, 05/16/08	1,000	1,003
Marysville Water and Sewer (BAN) (GO)
4.500%, 01/24/08	1,905	1,911
Mason (BAN) (GO)
4.500%, 07/02/08	2,175	2,188
Mentor (BAN) (GO) Series 2006-2
4.500%, 09/14/07	1,000	1,000
Montgomery County Solid Waste Authority (RB) (MBIA)
5.300%, 11/01/07	1,000	1,003
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	3,000	3,009
North Ridgeville (BAN) (GO)
4.000%, 09/19/07	600	600
Oak Hills Local School District (GO) (MBIA)
5.650%, 12/01/07	350	352
Ohio State (GO) Series B (VRDN)
3.920%, 08/01/17	1,000	1,000
Ohio State (GO) Series C (VRDN)
3.960%, 06/15/26	2,395	2,395
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC — Wachovia Bank) (VRDN)
3.950%, 12/01/33	3,700	3,700
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series A (LOC — Barclays Bank PLC) (VRDN)
3.920%, 12/01/23	10,000	10,000
Ohio State Air Quality Development Authority, Ohio Edison Project (RB) Series C (LOC — Wachovia Bank) (VRDN)
4.000%, 06/01/23	3,950	3,950
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC — Fifth Third Bank) (VRDN)
3.920%, 11/01/25	200	200
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC — KeyBank) (VRDN)
3.920%, 06/01/33	5,200	5,200
Ohio State Higher Educational Facilities Commission (RB) (LOC — Fifth Third Bank) (VRDN)
3.990%, 09/01/25	2,680	2,680
Ohio State Higher Educational Facilities Commission, Ashland University Project (RB) (LOC — KeyBank) (VRDN)
4.020%, 09/01/24	4,400	4,400
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.920%, 10/01/31	4,100	4,100
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project, Prerefunded 10/01/07 @ 101 (RB) Series C
5.000%, 10/01/07	905	915
Ohio State Higher Educational Facilities Commission, Kenyon College Project (RB) Series K (VRDN)
3.940%, 08/01/33	1,100	1,100

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC — Fifth Third Bank) (VRDN)
3.990%, 09/01/24	$2,200	$2,200
3.960%, 09/01/27	445	445
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC — U.S. Bank) (VRDN)
3.970%, 05/01/15	2,300	2,300
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) Series B (LOC — U.S. Bank) (VRDN)
3.970%, 11/01/30	2,800	2,800
Ohio State University (RB) (VRDN)
3.950%, 12/01/31	3,900	3,900
Ohio State University (TECP) Series 03-C (VRDN)
3.700%, 10/01/07	13,145	13,145
Ohio State University General Receipts (RB) (FSA) (VRDN)
3.980%, 12/01/26	800	800
Ohio State Water Development Authority, FirstEnergy Project (RB) (LOC — Wachovia Bank) (VRDN)
3.920%, 12/01/33	550	550
Ohio State Water Development Authority, FirstEnergy Project (RB) Series A (LOC — Barclays Bank PLC) (VRDN)
3.960%, 05/15/19	8,200	8,200
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC — Barclays Bank PLC) (VRDN)
4.010%, 01/01/34	14,600	14,600
Ohio State Water Development Authority, Pure Water Project (RB) (AMBAC)
5.000%, 12/01/07	2,000	2,007
Ohio State Water Development Authority, Timken Company Project (RB) (LOC — Northern Trust Company) (VRDN)
3.920%, 11/01/25	2,000	2,000
Ohio State, Common Schools (GO) Series 2004A
5.000%, 06/15/08	1,000	1,010
Olmsted Falls City School District (BAN) (GO)
4.875%, 12/06/07	750	752
Perrysburg (BAN) (GO)
4.250%, 11/08/07	2,393	2,396
4.250%, 11/08/07	1,000	1,001
Rocky River, Lutheran West High School Project (RB) (LOC—Fifth Third Bank) (VRDN)
4.010%, 12/01/22	2,100	2,100
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series C (AMBAC) (VRDN)
3.940%, 12/01/25	2,800	2,800
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series D (AMBAC) (VRDN)
3.940%, 12/01/25	1,150	1,150
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series E (AMBAC) (VRDN)
3.940%, 12/01/25	1,065	1,065
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series F (AMBAC) (VRDN)
3.940%, 12/01/25	1,175	1,175
Scioto County Hospital Facilities Authority, VHA Central Capital Asset Financing Program (RB) Series G (AMBAC) (VRDN)
3.940%, 12/01/25	650	650
Sharonville (BAN) (GO)
4.250%, 02/20/08	915	917
4.250%, 07/25/08	2,560	2,570
Solon (BAN) (GO)
4.000%, 11/21/07	1,360	1,361
4.125%, 06/26/08	1,690	1,694
Toledo City Services (SAN) (LOC — State Street Bank & Trust) (VRDN)
3.970%, 06/01/08	7,100	7,100
3.970%, 12/01/09	11,400	11,400
Toledo-Lucas County Port Authority (RB) Series C (LOC — Sovereign Bank) (VRDN)
3.980%, 05/15/38	6,800	6,800
Toledo-Lucas County Port Authority, St. Francisde Sales High School (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 08/01/25	5,550	5,550
Trotwood (BAN)
4.250%, 10/24/07	3,560	3,563
Trotwood (BAN) Series B
4.000%, 11/01/07	2,530	2,531
University of Cincinnati (BAN) (RN) Series E
4.500%, 01/24/08	4,500	4,513
University of Cincinnati (RB) Series B (MBIA) (VRDN)
3.980%, 06/01/20	4,000	4,000
University of Cincinnati General Receipts (BAN) (RN) Series C
4.500%, 01/24/08	1,500	1,505
University of Cincinnati General Receipts (RB) Series B (AMBAC) (VRDN)
3.970%, 06/01/31	5,495	5,495
Upper Valley Joint Vocational School District (BAN) (GO)
4.000%, 11/28/07	1,925	1,927
Warren County (BAN) (GO)
4.250%, 09/06/07	1,610	1,610
Warren County Industrial Development Authority, Cincinnati Electric Illuminating Project (RB) (LOC — Scotiabank) (VRDN)
4.200%, 09/01/15	4,690	4,690
Warren County Industrial Development Authority, Liquid Container Project (RB) (LOC — Bank of America) (VRDN)
3.970%, 03/01/15	1,670	1,670
Washington County Hospital, Marietta Area Health Care Project (RB) (FSA) (VRDN)
3.990%, 12/01/33	2,755	2,755

Allegiant Ohio Municipal Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Westerville (GO)
4.500%, 09/20/07	$1,575	$1,576
Wooster Industrial Development Authority, Allen Group Project (RB) (LOC — Wachovia Bank) (VRDN)
4.020%, 12/01/10	5,200	5,200

Total Municipal Securities
(Cost $387,129)		387,129

	Number of Shares
MONEY MARKET FUND — 0.2%
BlackRock Ohio Municipal Money Market Fund	593,600	594

(Cost $594)
TOTAL INVESTMENTS — 99.5%
(Cost $387,723)*		387,723

Other Assets & Liabilities — 0.5%		2,133

TOTAL NET ASSETS — 100.0%		$389,856

*	Also cost for Federal income tax purposes.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

RB — Revenue Bond

RN — Revenue Note

SAN — Special Assessment Note

TECP — Tax Exempt Commercial Paper

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.0%
Pennsylvania — 99.0%
ABN AMRO Munitops Certificate Trust, Lancaster (GO) Series 2007-47 (AMBAC) (VRDN)
4.020%, 05/01/15 (A)	$5,000	$5,000
ABN AMRO Munitops Certificate Trust, Pennsylvania Turnpike Commission (RB) Series
2004-9 (AMBAC) (VRDN)
4.020%, 12/01/12 (A)	4,000	4,000
Allegheny County Higher Education Building Authority, Carnegie Mellon University (RB) (VRDN)
4.000%, 12/01/33	2,250	2,250
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC — Bank of America) (VRDN)
4.000%, 12/01/19	800	800
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series A (MBIA) (VRDN)
3.960%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series C (MBIA) (VRDN)
3.960%, 03/01/20	600	600
Allegheny County Hospital Development Authority, Presbyterian Health Center (RB) Series D (MBIA) (VRDN)
3.960%, 03/01/20	1,300	1,300
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC — PNC Bank) (VRDN)
3.700%, 06/01/30	2,000	2,000
Allegheny County Industrial Development Authority, Animal Friends, Inc. Project (RB) (LOC — PNC Bank) (VRDN)
3.800%, 07/01/25	2,400	2,400
Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh (RB) (LOC — Citizens Bank) (VRDN)
4.000%, 08/01/32	1,900	1,900
Allegheny County Industrial Development Authority, University of Pittsburgh Medical Center (RB) Series C (LOC — Comerica Bank) (VRDN)
3.970%, 03/01/15	2,470	2,470
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
4.000%, 12/01/20	750	750
Beaver County Industrial Development Authority, Pollution Control, FirstEnergy Generation (RB) Series B ( LOC — Royal Bank of Scotland) (VRDN)
4.010%, 12/01/41	4,400	4,400
Berks County Industrial Development Authority, Kutztown Resource Management Project (RB) (LOC — Wachovia Bank) (VRDN)
4.070%, 12/01/30	3,945	3,945
Dallastown Area School District (GO) (FGIC) (VRDN)
3.980%, 02/01/18	3,440	3,440
3.980%, 05/01/20	1,600	1,600
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC — Citizens Bank) (VRDN)
4.000%, 12/01/36	6,600	6,600
Delaware County Industrial Development Authority, BP Exploration and Oil (RB) (VRDN)
3.960%, 10/01/19	50	50
Delaware County Industrial Development Authority, Exelon Generation Company Project (TECP) (VRDN)
3.730%, 10/05/07	3,000	3,000
Delaware County Industrial Development Authority, Resource Recovery (RB) Series G (VRDN)
3.870%, 12/01/31	2,200	2,200
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC — Bank of America) (VRDN)
3.980%, 11/01/33	4,750	4,750
Delaware Valley Regional Finance Authority (RB) Series B (LOC — Bayerische Landesbank) (VRDN)
3.950%, 12/01/20	3,000	3,000
Delaware Valley Regional Finance Authority (RB) Series D (LOC — Bayerische Landesbank) (VRDN)
3.950%, 12/01/20	7,700	7,700
Emmaus General Authority (RB) (FSA) (VRDN)
3.970%, 12/01/28	95	95
Geisinger Authority, Geisinger Health Systems (RB) (VRDN)
3.930%, 11/15/32	2,550	2,550
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.930%, 08/01/22	2,000	2,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC — Wachovia Bank) (VRDN)
4.000%, 06/01/24	15	15
Hanover School District (GO) (FSA) (VRDN)
3.980%, 06/01/25	1,850	1,850
Harrisburg Authority (RB) Series A (FGIC) (VRDN)
4.020%, 07/15/29	7,405	7,405
Harrisburg Authority, Cumberland Valley School District Project (RB) Sub-Series B (FSA) (VRDN)
4.000%, 03/01/34	7,800	7,800
Harrisburg Authority, Haverford School District (RB) Sub-Series A (FSA) (VRDN)
4.000%, 03/01/34	2,105	2,105
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
4.000%, 03/01/34	1,640	1,640

Allegiant Pennsylvania Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Lackawanna County (GO) Series B (FSA) (VRDN)
3.970%, 10/15/29	$1,785	$1,785
Lebanon County Health Facilities Authority, ECC Retirement Village Project (RB) (LOC — Northern Trust Company) (VRDN)
4.020%, 10/15/25	3,685	3,685
Luzerne County Convention Center Authority (RB) Series A (LOC — Wachovia Bank) (VRDN)
4.000%, 09/01/28	1,795	1,795
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC — PNC Bank) (VRDN)
3.970%, 09/15/31	2,070	2,070
Montgomery County Industrial Development Authority, Girl Scouts of Southeastern Pennsylvania (RB) (LOC — Wachovia Bank) (VRDN)
4.070%, 02/01/25	100	100
Montgomery County Industrial Development Authority, Meadowood (RB) (LOC — Citizens Bank) (VRDN)
3.990%, 12/01/20	1,700	1,700
New Garden General Authority, Municipal Pooled Financing Program (RB) Series II (FSA) (VRDN)
3.930%, 12/01/33	715	715
Northampton County Higher Education Authority, Lafayette College Project (RB) Series B (VRDN)
3.940%, 11/01/28	2,000	2,000
Pennsylvania State (GO)
5.250%, 10/15/07	400	401
5.000%, 02/01/08	2,000	2,012
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series K-1 (LOC — JPMorgan Chase) (VRDN)
3.600%, 11/01/22	3,570	3,570
Pennsylvania State Higher Educational Facilities Authority, Robert Morris College Project (RB) Series F2 (VRDN)
3.700%, 05/01/25	2,500	2,500
Pennsylvania State Higher Educational Facilities Authority, State System of Higher Education (RB) Series AC (MBIA)
5.000%, 06/15/08	1,400	1,414
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.940%, 12/01/30	7,200	7,200
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.940%, 07/15/41	355	355
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
4.000%, 06/01/27	2,750	2,750
Pennsylvania State University (RB) Series A (VRDN)
3.940%, 03/01/32	3,420	3,420
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC — PNC Bank) (VRDN)
3.750%, 12/01/14	400	400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC — Wachovia Bank) (VRDN)
4.000%, 07/01/27	770	770
Philadelphia Authority for Industrial Development, Girard Estate Aramark Project (RB) (LOC — JPMorgan Chase) (VRDN)
3.960%, 06/01/32	1,000	1,000
Philadelphia Authority for Industrial Development, Girard Estate Facilities Project (RB) (LOC — Morgan Guaranty Trust) (VRDN)
3.960%, 11/01/31	4,800	4,800
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC — PNC Bank) (VRDN)
4.000%, 03/01/27	1,900	1,900
Philadelphia Authority for Industrial Development, Pennsylvania School for the Deaf (RB) (LOC — Citizens Bank) (VRDN)
4.020%, 11/01/32	4,200	4,200
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital Project (RB) Series B (VRDN)
3.930%, 07/01/25	1,450	1,450
Philadelphia Hospitals & Higher Education Facilities Authority, Philadelphia Schools (RB) Series A-3 (LOC — First Union National Bank) (VRDN)
4.020%, 03/01/19	525	525
Philadelphia School District (TRAN) (GO) Series A (LOC — Bank of America)
4.500%, 06/27/08	5,000	5,031
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series M (AMBAC) (VRDN)
4.000%, 12/01/20	4,000	4,000
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
4.050%, 09/15/29	1,900	1,900
3.900%, 09/15/38	1,700	1,700
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC —Wachovia Bank) (VRDN)
4.020%, 12/01/26	505	505
Washington County Authority, Girard Estate Project (RB) (LOC — JPMorgan Chase) (VRDN)
3.960%, 06/01/27	1,215	1,215
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
3.950%, 07/01/34	2,100	2,100

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Washington County Hospital Authority, Washington Hospital Project (RB) (LOC — PNC Bank) (VRDN)
3.800%, 07/01/08	$3,000	$3,000

Total Municipal Securities
(Cost $162,183)		162,183

	Number of Shares
MONEY MARKET FUND — 0.2%
BlackRock Pennsylvania Municipal Money
Market Portfolio	375,817	376

(Cost $ 376)
TOTAL INVESTMENTS — 99.2%
(Cost $162,559)*		162,559

Other Assets & Liabilities — 0.8%		1,257

TOTAL NET ASSETS — 100.0%		$163,816

*	Also cost for Federal income tax purposes.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $9,000 and represents 5.5% of net assets as of August 31, 2007.

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

RB — Revenue Bond

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 106.1%
Alaska — 1.1%
Valdez Marine Terminal, BP Pipelines Project (RB) Series A (VRDN)
3.940%, 06/01/37	$2,460	$2,460
Valdez Marine Terminal, BP Pipelines Project (RB) Series B (VRDN)
3.940%, 07/01/37	6,100	6,100

		8,560

Arizona — 1.8%
ABN AMRO Munitops Certificate Trust, Phoenix Civic Improvement Corporation (RB) Series 2005-54 (FGIC) (VRDN)
4.020%, 07/01/13 (A)	11,785	11,785
Phoenix Industrial Development Authority, Pilgrim Rest Foundation Project (RB) Series 2005A (LOC—JPMorgan Chase Bank) (VRDN)
3.990%, 10/01/30	2,325	2,325

		14,110

Colorado — 2.0%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation (RB) Series A10 (LOC—Bank of America) (VRDN)
3.960%, 09/01/37	2,500	2,500
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond Program (RB) Series C-1 (LOC—U.S. Bank) (VRDN)
3.960%, 09/01/35	5,600	5,600
Colorado Educational & Cultural Facilities Authority, Rehoboth Christian School (RB) (LOC—KeyBank) (VRDN)
4.020%, 05/01/37	7,925	7,925

		16,025

Delaware — 0.6%
Delaware State Economic Development Authority, Winterthur Museum Project (RB) (LOC—Wachovia Bank) (VRDN)
4.070%, 09/01/12	5,200	5,200

District of Columbia — 0.5%
District of Columbia, Field School Project (RB) Series B (LOC—Wachovia Bank) (VRDN)
4.020%, 07/01/31	3,630	3,630

Florida — 0.5%
Collier County Educational Facilities Authority, International College Project (RB) (LOC—Fifth Third Bank) (VRDN)
3.990%, 04/01/28	4,180	4,180

Georgia — 3.0%
Atlanta (TECP)
3.720%, 12/19/07	6,000	6,000
Burke County Pollution Control Development Authority, Oglethorpe Power Vogtle Project (TECP) Series 6B-1 (VRDN)
3.740%, 10/04/07	6,000	6,000
Municipal Electric Authority, Project One (RB) Sub-Series C (MBIA) (LOC—Bayerische Landesbank) (VRDN)
3.900%, 01/01/20	11,755	11,755

		23,755

Illinois — 4.0%
Illinois Finance Authority, Elim Christian Services Project (RB) (LOC—JPMorgan Chase Bank) (VRDN)
4.030%, 12/01/37	15,000	15,000
Illinois Health Facilities Authority, Riverside Health System (RB) Series B (LOC—LaSalle Bank) (VRDN)
3.970%, 11/15/16	4,330	4,330
Illinois International Port District (RB) (LOC—LaSalle Bank) (VRDN)
4.050%, 01/01/23#	1,150	1,150
Illinois State Development Finance Authority, Jewish Federation Project (RB) (AMBAC) (VRDN)
3.940%, 09/01/24	1,080	1,080
Illinois State Educational Facilities Authority, Lake Forest Open Lands Project (RB) (LOC—Northern Trust Company) (VRDN)
3.970%, 08/01/33	6,100	6,100
Naperville, Dupage Children’s Museum (RB) (LOC—American National Bank & Trust) (VRDN)
3.970%, 06/01/30	2,500	2,500
Normal County (GO) (VRDN)
3.930%, 06/01/23	1,750	1,750

		31,910

Indiana — 7.7%
ABN AMRO Munitops Certificate Trust, Hammond Multi-School Building Corporation (RB) Series 2004-50 (MBIA) (VRDN)
4.020%, 01/15/13 (A)	9,995	9,995
Angola Educational Facilities, Tri-State University Project (RB) (LOC—Fifth Third Bank) (VRDN)
4.010%, 07/01/26	8,350	8,350
Carmel Industrial Waterworks (BAN) (RN) Series A
4.500%, 09/21/07	6,000	6,003
Evansville Industrial Economic Development Authority, Ball Corporation Project (RB) (LOC—Bank One) (VRDN)
3.970%, 12/01/08	2,500	2,500
Indiana Bond Bank (RN) Series A (LOC—Bank of New York)
4.250%, 01/31/08	4,000	4,010
4.500%, 05/20/08	5,485	5,513
Indiana State Development Finance Authority, Indianapolis Museum (RB) (LOC—Bank One Indiana) (VRDN)
3.930%, 02/01/36	600	600

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Indiana — continued
Indiana State Development Finance Authority, Sycamore School Project (RB) (LOC — KeyBank) (VRDN)
4.050%, 08/01/24	$4,020	$4,020
Indiana State Finance Authority Economic Development, Campagna Academy Project (RB) (LOC — JPMorgan Chase Bank) (VRDN)
3.990%, 06/01/42	8,600	8,600
Indiana State Finance Authority Economic Development, YMCA of Portage Township Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 08/01/31	1,000	1,000
Indiana State Health Facilities Financing Authority, Southern Indiana Rehabilitation Hospital Project (RB) (LOC — Bank One Kentucky) (VRDN)
3.990%, 04/01/20	1,730	1,730
Mount Vernon Pollution Control and Solid Waste Disposal, General Electric Company Project (RB) Series 2004 (VRDN)
3.910%, 12/01/14	3,600	3,600
St. Joseph County Educational Facilities, Holy Cross College Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.040%, 09/01/25	5,840	5,840

		61,761

Kansas — 2.2%
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP) (VRDN)
3.780%, 09/06/07	5,000	5,000
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP) Series C-1 (VRDN)
3.790%, 11/06/07	900	900
Burlington County Pollution Control, National Rural Utilities Cooperative Finance Corporation Project (TECP) Series C-2 (VRDN)
3.680%, 10/04/07	8,200	8,200
3.790%, 11/06/07	3,600	3,600

		17,700

Kentucky — 0.5%
Kentucky Asset/Liability Commission (TRAN) Series A
4.500%, 06/26/08	4,000	4,025

Louisiana — 1.9%
Plaquemines Port Harbor & Terminal District Facilities, Chevron Pipe Line Project (RB) (VRDN)
3.850%, 09/01/07	6,000	6,000
St James Parish (TECP)
3.730%, 10/16/07	4,000	4,000
St. James Parish Pollution Control Facilities, Occidental Petroleum Corporation Project (RB) Series 1996 (LOC — Bayerische Landesbank) (VRDN)
4.000%, 07/01/18	5,000	5,000

		15,000

Maryland — 0.9%
Maryland State Health and Higher Educational Facilities Authority, Bishop McNamara High School Project (RB) (LOC — PNC Bank) (VRDN)
3.980%, 07/01/32	4,000	4,000
Maryland State Health and Higher Educational Facilities Authority, University of Maryland Medical System (RB) Series A (AMBAC) (VRDN)
3.980%, 07/01/23	3,365	3,365

		7,365

Massachusetts — 0.4%
Massachusetts State Health & Educational Facilities Authority, Children’s Hospital (RB) Series L-2 (AMBAC) (VRDN)
3.920%, 10/01/42	2,000	2,000
Massachusetts Water Resources Authority (RB) Series B (FGIC) (VRDN)
3.930%, 08/01/37	1,225	1,225

		3,225
Michigan — 2.0%
Byron Center Public School (RB) (GO) (MBIA)
8.250%, 05/01/08	1,380	1,421
Detroit (TAN) (GO) (LOC — Scotiabank)
4.500%, 03/01/08	2,200	2,209
Detroit Sewer Disposal (RB) Series B (FSA) (VRDN)
4.050%, 07/01/33	1,400	1,400
Michigan Higher Education Facilities Authority, Davenport University (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 01/01/36	6,880	6,880
Michigan State Hospital Finance Authority, Trinity Health (RB) Series E (AMBAC) (VRDN)
4.000%, 12/01/30	2,250	2,250
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series 2005H (VRDN)
3.950%, 11/01/18	1,800	1,800

		15,960

Missouri — 4.0%
ABN AMRO Munitops Certificate Trust, Missouri State Health & Educational Facilities Authority (RB) Series 2006-90 (VRDN)
4.020%, 01/15/15 (A)	11,050	11,050
Curators University System Facilities (RB) Series A (VRDN)
3.960%, 11/01/32	9,300	9,300

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par	Value
	(000)	(000)
MUNICIPAL SECURITIES — continued
Missouri — continued
Curators University System Facilities (RB) Series B (VRDN)
4.000%, 11/01/35	$5,305	$5,305
Missouri Development Finance Board Cultural Facilities, Nelson Gallery Foundation (RB) Series B (MBIA) (VRDN)
3.960%, 12/01/31	4,620	4,620
Missouri State Health & Educational Facilities Authority, Washington University Project (RB) Series C (VRDN)
3.960%, 03/01/40	2,000	2,000

		32,275

Nebraska — 0.1%
American Public Energy Agency (RB) Series A (VRDN)
3.980%, 12/01/15	1,020	1,020

Nevada — 0.5%
Clark County, Transit Project (TECP) Series 2004-A
3.720%, 11/08/07	3,950	3,950

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Dartmouth College (RB) Series B (VRDN)
4.050%, 06/01/41	6,005	6,005
New Hampshire Higher Educational & Health Facilities Authority, New England Incorporated Project (RB) Series B (AMBAC) (VRDN)
4.000%, 12/01/25	4,300	4,300

		10,305

New Mexico — 0.7%
New Mexico (TRAN)
4.500%, 06/30/08	6,000	6,037

New York — 0.6%
New York City Municipal Water Finance Authority Water & Sewer System (RB) Series C (FGIC) (VRDN)
3.880%, 06/15/22	4,800	4,800

North Carolina — 2.7%
Guilford County Recreational Facilities Authority, YMCA Project (RB) (LOC — Branch Banking & Trust) (VRDN)
3.980%, 02/01/23	2,050	2,050
Mecklenburg County (GO) Series B (VRDN)
3.930%, 02/01/24	2,855	2,855
Mecklenburg County (GO) Series C (VRDN)
3.980%, 02/01/21	7,400	7,400
3.980%, 02/01/22	1,500	1,500
North Carolina Capital Facilities Finance Agency, Greensboro Day School Project (RB) (LOC — Bank of America) (VRDN)
4.000%, 07/01/21	4,955	4,955
North Carolina Educational Facilities Finance Agency, Belmont Abbey College Project (RB) (LOC — Wachovia Bank) (VRDN)
3.970%, 06/01/18	800	800
North Carolina Medical Care Commission, Rutherford Hospital Project (RB) (LOC — Branch Banking & Trust) (VRDN)
3.980%, 09/01/21	1,500	1,500
University of North Carolina, Chapel Hill Hospital Project (RB) Series B (VRDN)
3.960%, 02/15/31	550	550

		21,610

Ohio — 23.3%
Avon Local School District (BAN) (GO)
4.125%, 01/11/08	1,500	1,502
Cleveland State University General Receipts (RB) Series B (FGIC) (VRDN)
3.960%, 06/01/36	1,810	1,810
Cleveland Waterworks (RB) Series M (FSA) (VRDN)
3.950%, 01/01/33	30,145	30,145
Columbus Sewer (RB) (VRDN)
3.940%, 06/01/11	2,300	2,300
Cuyahoga County Economic Development Authority, Magnificat High School Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.050%, 06/01/30	1,880	1,880
Cuyahoga County Hospital Facilities Authority, University Hospital Systems Health Project (RB) Series A (MBIA)
5.250%, 01/15/08	2,000	2,010
Cuyahoga County Port Authority, Euclid Garage Office Project (RB) (LOC — Fifth Third Bank) (VRDN)
3.940%, 01/01/34	5,410	5,410
Cuyahoga Falls (BAN)
4.000%, 12/13/07	11,210	11,223
Deerfield Township (BAN) (GO)
3.610%, 11/29/07	2,555	2,555
Dublin City School District (BAN) (GO)
4.250%, 10/17/07	2,300	2,302
4.375%, 10/17/07	3,828	3,831
Franklin County, Trinity Health Credit Group Project (RB) Series F (FSA) (VRDN)
4.000%, 12/01/30	5,800	5,800
Fulton County, Fulton County Health Center Project (RB) (LOC — JPMorgan Chase) (VRDN)
3.930%, 11/01/35	400	400
Greene County (BAN) (GO) Series E
4.250%, 11/20/07	2,000	2,003
Hamilton City (BAN) (GO)
4.000%, 09/11/08	1,000	1,002
Hamilton County Economic Development Authority, Saint Xavier High School Project (RB) (LOC — Fifth Third Bank) (VRDN)
3.950%, 04/01/28	1,000	1,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Hamilton County Economic Development Authority, Taft Museum Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 05/01/27	$7,495	$7,495
Hilliard School District (BAN) (GO) Series A
4.000%, 06/12/08	3,500	3,508
Lakewood City School District (BAN) (GO)
4.750%, 09/26/07	4,000	4,003
Marysville (BAN) (RN) (LOC — Fifth Third Bank)
4.300%, 12/13/07	3,875	3,882
Mayfield Heights (BAN) (GO)
4.250%, 08/21/08	3,200	3,217
Mentor (BAN) (GO)
4.250%, 03/14/08	1,395	1,399
Mount Healthy City School District (BAN) (GO)
4.250%, 04/03/08	12,000	12,036
New Albany (BAN) (GO)
4.250%, 12/13/07	1,800	1,804
Ohio State (GO) Series B (VRDN)
3.920%, 08/01/17	1,200	1,200
3.880%, 03/15/25	3,400	3,400
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) (LOC — Wachovia Bank) (VRDN)
3.950%, 12/01/33	60	60
Ohio State Air Quality Development Authority, FirstEnergy Project (RB) Series A (LOC — Barclays Bank PLC) (VRDN)
3.920%, 12/01/23	5,000	5,000
Ohio State Air Quality Development Authority, Timken Project (RB) (LOC — Fifth Third Bank) (VRDN)
3.920%, 11/01/25	675	675
Ohio State Higher Educational Facilities Commission, Case Western Reserve University Project (RB) Series A (VRDN)
3.920%, 10/01/31	8,615	8,615
Ohio State Higher Educational Facilities Commission, Oberlin College Project (RB) (VRDN)
3.900%, 10/01/35	2,700	2,700
Ohio State Higher Educational Facilities Commission, Pooled Financing Program (RB) Series A (LOC — Fifth Third Bank) (VRDN)
3.990%, 09/01/24	1,540	1,540
3.980%, 09/01/26	7,805	7,805
Ohio State Higher Educational Facilities Commission, Xavier University Project (RB) (LOC — U.S. Bank) (VRDN)
3.970%, 05/01/15	3,800	3,800
Ohio State Infrastructure (GO) Series A (VRDN)
3.920%, 02/01/23	2,900	2,900
Ohio State University (TECP) Series 03-C (VRDN)
3.700%, 10/01/07	5,500	5,500
Ohio State University General Receipts (RB) (VRDN)
3.950%, 12/01/21	4,050	4,050
Ohio State Water Development Authority, FirstEnergy Project (RB) Series B (LOC — Barclays Bank PLC) (VRDN)
4.010%, 01/01/34	3,600	3,600
Orrville City School District (BAN) (GO)
4.375%, 12/13/07	4,500	4,507
Penta County Career Center (TAN) (GO)
4.250%, 02/28/08	6,000	6,014
Perrysburg (BAN) (GO)
4.000%, 08/07/08	1,500	1,503
Rocky River, Lutheran West High School Project (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 12/01/22	400	400
Summit County Port Authority (RB)
(LOC — Fifth Third Bank) (VRDN)
4.010%, 02/01/28	3,600	3,600
Trenton (BAN) (GO)
3.800%, 03/13/08	2,145	2,145
University of Akron General Receipts (RB) (FGIC) (VRDN)
3.970%, 01/01/29	15	15
Warren County (BAN) (GO)
4.150%, 09/05/08	1,610	1,616
Warren County Healthcare Facilities Authority, Otterbein Homes Project (RB) Series B (LOC — Fifth Third Bank) (VRDN)
4.080%, 07/01/23	2,728	2,728
Washington County Hospital, Marietta Area Health Facilities (RB) (LOC — Fifth Third Bank) (VRDN)
4.010%, 12/01/26#	1,490	1,490

		187,380

Pennsylvania — 17.6%
Allegheny County Hospital Development Authority, Children’s Hospital of Pittsburgh (RB) Series A (LOC — Citizens Bank) (VRDN)
3.970%, 06/01/35	5,305	5,305
Allegheny County Hospital Development Authority, Health Care Dialysis Clinic (RB) (LOC — Bank of America) (VRDN)
4.000%, 12/01/19	2,200	2,200
Allegheny County Hospital Development Authority, South Hills Health (RB) Series A (LOC — PNC Bank) (VRDN)
3.700%, 06/01/30	1,000	1,000
Beaver County Industrial Development Authority, Atlantic Richfield Project (RB) (VRDN)
4.000%, 12/01/20	5,400	5,400
Chester County Health & Education Facilities Authority, Jenner’s Pond Project (RB) (LOC — Citizens Bank) (VRDN)
3.990%, 07/01/34	11,000	11,000
Cumberland County Municipal Authority, Messiah Village Project (RB) (LOC — Citizens Bank) (VRDN)
3.990%, 07/01/27	2,005	2,005
Dallastown Area School District (GO) (FGIC) (VRDN)
3.980%, 05/01/20	1,000	1,000

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
Delaware County Industrial Development Authority, Academy of Notre Dame Project (RB) (LOC — Citizens Bank) (VRDN)
4.000%, 12/01/36	$1,685	$1,685
Delaware County Industrial Development Authority, Sunoco Project (RB) (LOC — Bank of America) (VRDN)
3.980%, 11/01/33	450	450
Delaware Valley Regional Finance Authority (RB) Series D (LOC — Bayerische Landesbank) (VRDN)
3.950%, 12/01/20	2,300	2,300
Erie Higher Education Building Authority, Mercyhurst College Project (RB) (LOC — PNC Bank) (VRDN)
3.970%, 11/01/23	5,000	5,000
Geisinger Authority, Geisinger Health Systems (RB) Series B (VRDN)
3.930%, 08/01/22	4,000	4,000
Gettysburg Area Industrial Development Authority, Brethren Home Community Project (RB) Series A (LOC — Wachovia Bank) (VRDN)
4.000%, 06/01/24	5,800	5,800
Harrisburg Authority, West Brandywine (RB) Sub-Series D (FSA) (VRDN)
4.000%, 03/01/34	1,060	1,060
Lackawanna County (GO) Series A (LOC — PNC Bank) (VRDN)
3.970%, 09/01/29	1,000	1,000
Lackawanna County (GO) Series B (FSA) (VRDN)
3.970%, 10/15/29	2,000	2,000
Lancaster County Hospital Authority, Masonic Homes Project (RB) (AMBAC) (VRDN)
3.970%, 05/01/32	3,335	3,335
Luzerne County (GO) Series A (FSA) (VRDN)
3.960%, 11/15/26#	20,000	20,000
Manheim Township School District (GO) (FSA) (VRDN)
3.980%, 06/01/16	2,000	2,000
Montgomery County Higher Education Facilities Authority, William Penn Charter School Project (RB) (LOC — PNC Bank) (VRDN)
3.970%, 09/15/31	2,530	2,530
Montgomery County Industrial Development Authority, LaSalle College High School (RB) (LOC — PNC Bank) (VRDN)
3.970%, 11/01/37	5,000	5,000
New Garden General Authority, Municipal Pooled Financing Program (RB) Series I (AMBAC) (VRDN)
3.930%, 11/01/29	2,675	2,675
Pennsylvania State Higher Educational Facilities Authority, Association of Independent Colleges & Universities Program (RB) Series J-2 (LOC — PNC Bank) (VRDN)
3.970%, 05/01/27	2,000	2,000
Pennsylvania State Higher Educational Facilities Authority, Student Association Housing Project (RB) Series A (LOC — Citizens Bank) (VRDN)
3.970%, 07/01/38	1,500	1,500
Pennsylvania State Turnpike Commission (RB) Series A-1 (VRDN)
3.940%, 12/01/30	5,750	5,750
Pennsylvania State Turnpike Commission (RB) Series A-3 (VRDN)
3.940%, 12/01/30	7,300	7,300
Pennsylvania State Turnpike Commission (RB) Series C (FSA) (VRDN)
3.940%, 07/15/41	1,100	1,100
Pennsylvania State Turnpike Commission (RB) Series D (FSA) (VRDN)
3.970%, 07/15/41	1,900	1,900
Pennsylvania State Turnpike Commission (RB) Series Q (VRDN)
4.000%, 06/01/27	650	650
4.000%, 06/01/28	4,090	4,090
Pennsylvania State University (RB) Series A (VRDN)
3.940%, 04/01/31	1,725	1,725
Philadelphia Authority for Industrial Development, 1100 Walnut Associates Project (RB) (LOC — PNC Bank) (VRDN)
3.750%, 12/01/14	2,400	2,400
Philadelphia Authority for Industrial Development, Chemical Heritage Foundation Project (RB) (LOC — Wachovia Bank) (VRDN)
4.000%, 07/01/27	240	240
Philadelphia Authority for Industrial Development, Chestnut Hill College (RB) Series A (LOC — Wachovia Bank) (VRDN)
4.000%, 10/01/29	4,165	4,165
Philadelphia Authority for Industrial Development, Newcourtland Elder Services Project (RB) (LOC — PNC Bank) (VRDN)
4.000%, 03/01/27	1,100	1,100
Philadelphia School District (TRAN) (GO) Series A (LOC — Bank of America)
4.500%, 06/27/08	2,500	2,515
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series A (AMBAC) (VRDN)
4.000%, 12/01/20	4,500	4,500
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series I (AMBAC) (VRDN)
3.980%, 12/01/20	2,750	2,750
Sayre Healthcare Facilities Authority, Capital Financing Project (RB) Series K (AMBAC) (VRDN)
3.980%, 12/01/20	5,295	5,295
University of Pittsburgh, University Capital Project (RB) Series A (VRDN)
4.100%, 09/15/15	1,220	1,220
4.100%, 09/15/18	1,000	1,000

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — continued
University of Pittsburgh, University Capital Project (RB) Series B (VRDN)
4.050%, 09/15/29	$560	$560
Upper Dauphin Industrial Development Authority, United Church of Christ Homes Project (RB) (LOC — Wachovia Bank) (VRDN)
4.020%, 12/01/26	2,500	2,500

		141,005

South Carolina — 0.7%
South Carolina Public Service Authority (TECP)
3.680%, 09/07/07	5,500	5,500

Tennessee — 1.7%
Blount County Health, Educational and Housing Facilities Authority, Presbyterian Homes Project (RB) (LOC — SunTrust Bank) (VRDN)
4.020%, 01/01/19	5,875	5,875
Hendersonville Industrial Development Board (TIB) Series A (LOC — Fifth Third Bank) (VRDN)
4.010%, 05/01/36	7,500	7,500

		13,375

Texas — 15.7%
ABN AMRO Munitops Certificate Trust, Keller Independent School District (GO) Series 2007- 23 (PSF-GTD) (VRDN)
4.020%, 08/15/15 (A)	22,445	22,445
Bell County Health Facilities Development, Scott & White Hospital (RB) Series 2001-2 (MBIA) (VRDN)
3.960%, 08/15/31	17,050	17,050
Brownsville Utility System (RB) Series A (MBIA) (VRDN)
3.930%, 09/01/27	2,900	2,900
Denton Independent School District (GO) Series B (PSF-GTD) (VRDN)
3.750%, 08/15/21	7,500	7,500
Gulf Coast Industrial Development Authority, Amoco Oil Project (RB) (VRDN)
3.650%, 06/01/25	4,000	4,000
Gulf Coast Waste Disposal Authority, Amoco Oil Project (RB) (VRDN)
3.990%, 10/01/17	4,000	4,000
Harris County Health Facilities Development Corporation, St. Luke’s Episcopal Health System (RB) Series 2005A (FGIC) (VRDN)
3.960%, 02/15/32	14,000	14,000
Harris County Health Facilities Development, Children’s Hospital (RB) Series B-1 (MBIA) (VRDN)
3.950%, 10/01/29	7,100	7,100
Houston Independent School District (GO) (PSF-GTD) (VRDN)
3.750%, 06/15/31	4,500	4,500
Munitops II Certificate Trust, Burleson Independent School District (GO) (PSF-GTD) (VRDN)
4.020%, 08/01/31	11,000	11,000
San Antonio (TECP)
3.700%, 10/04/07	5,000	5,000
San Antonio Educational Facilities Corporation,Trinity University (RB) (VRDN)
3.960%, 06/01/33	3,400	3,400
Tarrant County Health Facilities Development Corporation, Texas Health Resources System, Prerefunded 02/15/08 @ 102 (RB) Series A (MBIA)
5.250%, 02/15/08	7,755	7,957
Texas State (GO) (VRDN)
3.520%, 04/01/36	5,000	5,000
Texas State (TRAN) (GO)
4.500%, 08/28/08	10,000	10,075

		125,927

Utah — 2.3%
Intermountain Power Agency, Power Supply (RB) Series F (AMBAC) (VRDN)
3.640%, 09/15/07	7,250	7,250
3.650%, 07/01/18	6,000	6,000
Salt Lake County Pollution Control, Service Station Holdings Project (RB) (VRDN)
3.940%, 02/01/08	5,515	5,515

		18,765

Vermont — 0.9%
Vermont Education and Health Building Finance Agency, Middlebury College Project (RB) Series A (VRDN)
3.580%, 11/01/27	7,270	7,270

Virginia — 1.4%
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series C (AMBAC) (VRDN)
4.000%, 12/01/25	2,100	2,100
Lynchburg Industrial Development Authority, Mid Atlantic Hospital (RB) Series F (AMBAC) (VRDN)
4.000%, 12/01/25	9,100	9,100

		11,200

Washington — 2.1%
Tulalip Tribes of the Tulalip Reservation (RB) (LOC — Wells Fargo Bank) (VRDN)
4.020%, 06/01/19	10,000	10,000
Washington State Healthcare Facilities Authority, National Health Care Research & Educational Project (RB) (LOC — BNP Paribas) (VRDN)
3.940%, 01/01/32	4,700	4,700
Washington State Higher Education Facilities Authority, Whitman College Project (RB) (VRDN)
3.960%, 10/01/29	2,550	2,550

		17,250

Wisconsin — 0.5%
Byron Industrial Development, Ocean Spray Project (RB) (LOC — Wachovia Bank) (VRDN)
4.020%, 12/01/20	4,400	4,400

Allegiant Tax Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Wyoming — 0.9%
Carbon County, Wyoming Pollution Control, Amoco Project Series 1985 (RB) (VRDN)
3.700%, 11/01/14	$3,800	$3,800
Lincoln County, Wyoming Pollution Control, Exxon Project (RB) Series 1985 (VRDN)
3.890%, 08/01/15	3,500	3,500

		7,300

Total Municipal Securities
(Cost $851,775)		851,775

	Number of Shares
MONEY MARKET FUND — 0.2%
BlackRock Liquidity Funds MuniFund	1,350,526	1,351

(Cost $1,351)
TOTAL INVESTMENTS — 106.3%
(Cost $853,126)*		853,126

Other Assets & Liabilities — (6.3)%		(50,480)

TOTAL NET ASSETS — 100.0%		$802,646

*	Also cost for Federal income tax purposes.
#	All or a portion of the security was held as collateral for when-issued securities and delayed delivery securities.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $55,275 and represents 6.9% of net assets as of August 31, 2007.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Federal Guaranty Insurance Corporation

FSA — Federal Security Assurance

GO — General Obligation

LOC — Letter of Credit

MBIA — Municipal Bond Insurance Association

PLC — Public Liability Company

PSF-GTD — Public School Fund — Guaranteed

RB — Revenue Bond

RN — Revenue Note

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TIB — Tax Increment Bond

TRAN — Tax and Revenue Anticipation Note

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on August 31, 2007, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Schedules of Investments.

Allegiant Treasury Money Market Fund

SCHEDULE OF INVESTMENTS

August 31, 2007 (Unaudited)

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 90.6%
U.S. Treasury Bills† — 81.7%
4.017%, 09/06/07	$10,000	$9,994
4.535%, 09/06/07	10,000	9,994
4.797%, 09/06/07	3,000	2,998
4.853%, 09/06/07	4,000	3,997
4.857%, 09/06/07	5,000	4,997
4.888%, 09/06/07	1,500	1,499
4.902%, 09/06/07	10,000	9,993
4.920%, 09/06/07	2,000	1,999
3.964%, 09/13/07	15,000	14,980
4.102%, 09/13/07	15,000	14,980
4.510%, 09/13/07	5,000	4,993
4.250%, 09/17/07	20,000	19,962
4.700%, 09/17/07	20,000	19,958
3.985%, 09/20/07	15,000	14,968
4.607%, 09/20/07	10,000	9,976
4.653%, 09/20/07	11,000	10,973
4.780%, 09/20/07	5,000	4,987
4.542%, 09/27/07	3,000	2,990
4.750%, 09/27/07	15,000	14,948
4.765%, 09/27/07	10,000	9,966
3.300%, 10/04/07	30,000	29,909
4.865%, 10/04/07	5,000	4,978
4.760%, 10/18/07	12,000	11,925
4.825%, 10/18/07	1,000	994
3.850%, 11/01/07	5,000	4,967
4.745%, 11/01/07	8,000	7,936
4.655%, 11/08/07	3,000	2,974
2.950%, 11/23/07	10,000	9,932
3.810%, 11/23/07	10,000	9,912
4.750%, 11/29/07	5,000	4,943

		277,622

U.S. Treasury Notes — 8.9%
4.250%, 10/31/07	20,000	20,032
4.250%, 11/30/07	10,000	10,014

		30,046

Total U.S. Treasury Obligations
(Cost $307,668)		307,668

	Number of Shares
MONEY MARKET FUND — 9.6%
BlackRock Treasury Trust Fund	32,712,727	32,713

(Cost $32,713)
TOTAL INVESTMENTS — 100.2%
(Cost $340,381)*		340,381

Other Assets & Liabilities — (0.2)%		(704)

TOTAL NET ASSETS — 100.0%		$339,677

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.

See Notes to Schedules of Investments.

Allegiant Funds

NOTES TO SCHEDULES OF INVESTMENTS

August 31, 2007 (Unaudited)

1. Investment Valuation

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value.

Short-term obligations with maturities of 60 days or less when purchased, as well as all of the investments of the Money Market Funds, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved and regularly reviewed by the Board of Trustees. Short-term obligations with greater than 60 days to maturity when purchased, are valued at mark-to-market until the 60th day before maturity; then valued at amortized cost to maturity.

No investments held at August 31, 2007 were valued at other than amortized cost.

Short term investments held as collateral for loaned securities are also valued at amortized cost.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate net asset value. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

Investments in underlying Allegiant Funds or in any other mutual funds are valued at their respective net asset values determined by those Funds each business day.

The Board of Trustees has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

2. Investment Transactions

Investment transactions are recorded on trade date.

3. Affiliated Transactions

Pursuant to SEC rules, the Equity, Fixed Income and Tax Exempt Bond Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust and the Allegiant Advantage Fund, a separate investment company affiliated with the Trust.

During the fiscal quarter ended August 31, 2007, cash collateral for loaned securities was invested in a medium-term note of an affiliate of the Adviser. The holding was sold on October 24, 2007.

As of August 31, 2007, the following Funds held the medium-term note of the affiliate of the Adviser in the following amounts:

	Affiliated Issuer	Net Activity (000)	Market Value of Affiliates at August 31, 2007 (000)
Large Cap Core Equity Fund	National City Bank of Indiana	$627	$627
Large Cap Growth Fund	National City Bank of Indiana	2,374	2,374
Large Cap Value Fund	National City Bank of Indiana	1,823	1,823
Mid Cap Value Fund	National City Bank of Indiana	4,414	4,414
Multi-Factor Mid Cap Growth Fund	National City Bank of Indiana	379	379
Multi-Factor Small Cap Core Fund	National City Bank of Indiana	1,084	1,084
Multi-Factor Small Cap Focused Value Fund	National City Bank of Indiana	37	37
Multi-Factor Small Cap Growth Fund	National City Bank of Indiana	127	127
Multi-Factor Small Cap Value Fund	National City Bank of Indiana	8,549	8,549
S&P 500® Index Fund	National City Bank of Indiana	855	855
Small Cap Core Fund	National City Bank of Indiana	4,910	4,910
Small Cap Growth Fund	National City Bank of Indiana	802	802
Balanced Allocation Fund	National City Bank of Indiana	2,804	2,804
Bond Fund	National City Bank of Indiana	11,032	11,032
Government Mortgage Fund	National City Bank of Indiana	619	619
Intermediate Bond Fund	National City Bank of Indiana	11,698	11,698
Limited Maturity Bond Fund	National City Bank of Indiana	2,548	2,548
Total Return Advantage Fund	National City Bank of Indiana	14,259	14,259
Ultra Short Bond Fund	National City Bank of Indiana	1,100	1,100

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allegiant Funds

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date	October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer & Chief Legal Officer
(principal executive officer)

Date	October 26, 2007

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date	October 26, 2007

*	Print the name and title of each signing officer under his or her signature.